UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2841

Fidelity Capital Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2008

Item 1. Reports to Stockholders

Fidelity®

Capital Appreciation

Fund

Annual Report

October 31, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Turmoil has been the watchword for the world's securities markets in 2008, with domestic and international stocks down sharply amid the global credit squeeze. A flight to quality boosted returns for U.S. Treasuries, one of the few asset classes with positive results heading into the latter stages of the year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2008	Past 1 year	Past 5 years	Past 10 years
Capital Appreciation	-43.80%	-1.43%	3.29%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Capital Appreciation, a class of the fund, on October 31, 1998. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index (S&P 500®) performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from J. Fergus Shiel, Portfolio Manager of Fidelity® Capital Appreciation Fund

The U.S. equity markets quaked under the rising pressure of a global credit crisis during the 12 months ending October 31, 2008. As home values sunk, credit availability decreased and liquidity became increasingly scarce, the Standard & Poor's 500SM Index fell 36.10%. All 10 sectors in the S&P 500® were negative, led by a roughly 52% decline in financials. Information technology and materials both fell more than 40%, while the historically defensive consumer staples and health care sectors performed the best, dropping slightly more than 11% and 23%, respectively. In the last two months of the period, the U.S. economy took a turn for the worse, as several large financial institutions went bankrupt, were forced into acquisitions or were taken over by the U.S. government. The Federal Reserve Board facilitated many of these and other transactions, and also lowered the federal funds target rate twice in October, on top of the other rate cuts during the year, leaving it at 1.00%. The markets continued to perform erratically, however, and the U.S. unemployment rate reached a 14-year high in the last month of the period. The Dow Jones Industrial AverageSM declined 31.24% for the 12-month period - including its worst single-day point loss in September - while the technology-heavy NASDAQ Composite® Index dropped 39.35%.

During the past year, the fund's Retail Class shares returned -43.80%, lagging the S&P 500. Poor stock selection - particularly in health care, energy and industrials - was responsible for most of the fund's underperformance. Fertilizer maker Mosaic was our largest detractor, as fertilizer prices weakened, corn prices fell and global financial stress ushered in a more difficult credit environment for farmers. Other detractors included Ireland-based biopharmaceutical holding Elan; AMR, parent company of American Airlines; commercial real estate holding CB Richard Ellis Group; and France-based Alstom, a supplier of power generation equipment. Mosaic, Elan and AMR were out-of-index holdings. Conversely, fund performance benefited from underweighting financials due to that sector's weak performance. Our results also were aided by an above-average cash position. Individual contributors included agricultural products supplier Monsanto and media holding Walt Disney, the fund's largest holding at period end. Not owning troubled insurer American International Group, an index component, further boosted our results.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2008 to October 31, 2008) for Capital Appreciation and for the entire period (May 9, 2008 to October 31, 2008) for Class K. The hypothetical expense Example is based on an investment of $1,000 invested for the one half year period (May 1, 2008 to October 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value October 31, 2008	Expenses Paid During Period
Capital Appreciation	.79%
Actual		$ 1,000.00	$ 675.60	$ 3.33B
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 4.01C
Class K	.66%
Actual		$ 1,000.00	$ 664.70	$ 2.64B
HypotheticalA		$ 1,000.00	$ 1,021.82	$ 3.35C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio (shown in the table above); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period) for Capital Appreciation and multiplied by 176/366 (to reflect the period May 9, 2008 to October 31, 2008) for Class K.

C Hypothetical expenses are equal to each Class' annualized expense ratio (shown in the table above); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
The Walt Disney Co.	8.6	6.9
Monsanto Co.	5.7	4.8
Biogen Idec, Inc.	4.7	5.5
CME Group, Inc.	4.1	0.0
AMR Corp.	3.6	1.7
QUALCOMM, Inc.	3.1	0.0
Wal-Mart Stores, Inc.	2.9	0.8
Continental Airlines, Inc. Class B	2.5	1.4
Applied Materials, Inc.	2.4	1.8
Johnson & Johnson	2.2	0.0
	39.8
Top Five Market Sectors as of October 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	23.6	15.0
Industrials	16.9	20.2
Consumer Discretionary	13.9	21.1
Information Technology	11.6	8.0
Financials	7.8	5.7
Asset Allocation (% of fund's net assets)
As of October 31, 2008 *		As of April 30, 2008 **
	Stocks 89.5%		Stocks 95.6%
	Short-Term Investments and Net Other Assets 10.5%		Short-Term Investments and Net Other Assets 4.4%
* Foreign investments	5.4%	** Foreign investments	21.5%

Annual Report

Investments October 31, 2008

Showing Percentage of Net Assets

Common Stocks - 89.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.9%
Hotels, Restaurants & Leisure - 0.8%
Accor SA (d)	195,244	$ 7,596
Paddy Power PLC (Ireland)	1,453,300	24,778
Starwood Hotels & Resorts Worldwide, Inc.	352,500	7,945
		40,319
Media - 12.3%
CBS Corp. Class B	1,222,600	11,871
Comcast Corp. Class A	3,789,400	59,721
Interpublic Group of Companies, Inc. (a)	4,027,700	20,904
Mediacom Communications Corp. Class A (a)(d)	2,909,723	12,919
The DIRECTV Group, Inc. (a)	1,189,733	26,043
The Walt Disney Co. (d)	16,173,579	418,895
Viacom, Inc. Class B (non-vtg.) (a)	472,082	9,545
Virgin Media, Inc. (d)	6,760,608	38,941
		598,839
Multiline Retail - 0.1%
Saks, Inc. (a)(d)	975,700	5,854
Specialty Retail - 0.2%
Lowe's Companies, Inc.	484,700	10,518
Textiles, Apparel & Luxury Goods - 0.5%
Coach, Inc. (a)	660,900	13,615
Deckers Outdoor Corp. (a)	98,380	8,349
		21,964
TOTAL CONSUMER DISCRETIONARY		677,494
CONSUMER STAPLES - 5.9%
Beverages - 1.1%
Anheuser-Busch Companies, Inc.	881,500	54,679
Food & Staples Retailing - 2.9%
Wal-Mart Stores, Inc.	2,559,700	142,857
Tobacco - 1.9%
Altria Group, Inc.	881,500	16,916
Lorillard, Inc.	572,989	37,737
Philip Morris International, Inc.	749,300	32,572
Reynolds American, Inc.	88,100	4,313
		91,538
TOTAL CONSUMER STAPLES		289,074
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 0.5%
Energy Equipment & Services - 0.3%
Willbros Group, Inc. (a)(d)	1,159,499	$ 17,961
Oil, Gas & Consumable Fuels - 0.2%
Petrobank Energy & Resources Ltd. (a)	448,800	8,561
TOTAL ENERGY		26,522
FINANCIALS - 7.8%
Capital Markets - 2.7%
Charles Schwab Corp.	1,498,917	28,659
Janus Capital Group, Inc.	3,134,201	36,796
Man Group PLC	1,321,900	7,631
T. Rowe Price Group, Inc. (d)	1,459,405	57,705
		130,791
Diversified Financial Services - 4.1%
CME Group, Inc. (d)	716,723	202,223
Real Estate Management & Development - 1.0%
CB Richard Ellis Group, Inc. Class A (a)(d)	6,724,200	47,137
TOTAL FINANCIALS		380,151
HEALTH CARE - 23.6%
Biotechnology - 5.7%
Biogen Idec, Inc. (a)	5,413,263	230,334
Genentech, Inc. (a)	573,000	47,525
		277,859
Health Care Equipment & Supplies - 3.3%
Baxter International, Inc.	793,250	47,984
C.R. Bard, Inc.	592,017	52,246
Intuitive Surgical, Inc. (a)	171,100	29,564
Medtronic, Inc.	793,400	31,998
		161,792
Health Care Providers & Services - 2.5%
Express Scripts, Inc. (a)	396,526	24,033
Medco Health Solutions, Inc. (a)	911,498	34,591
VCA Antech, Inc. (a)	3,413,126	61,778
		120,402
Life Sciences Tools & Services - 0.7%
Techne Corp.	488,793	33,736
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 11.4%
Allergan, Inc.	2,442,234	$ 96,883
Bristol-Myers Squibb Co.	4,446,195	91,369
Elan Corp. PLC sponsored ADR (a)	9,017,555	68,804
Johnson & Johnson	1,762,500	108,112
Merck & Co., Inc.	1,498,100	46,366
Pfizer, Inc.	4,054,900	71,812
Questcor Pharmaceuticals, Inc. (a)	983,839	7,615
Schering-Plough Corp.	2,296,900	33,282
Wyeth	1,057,500	34,030
		558,273
TOTAL HEALTH CARE		1,152,062
INDUSTRIALS - 16.9%
Aerospace & Defense - 0.3%
Northrop Grumman Corp.	352,600	16,533
Airlines - 10.3%
AMR Corp. (a)(d)(e)	16,858,975	172,130
Continental Airlines, Inc. Class B (a)(d)(e)	6,419,473	121,456
Ryanair Holdings PLC sponsored ADR (a)(d)	1,562,484	34,797
UAL Corp. (d)	6,440,091	93,768
US Airways Group, Inc. (a)(d)(e)	7,770,695	78,795
		500,946
Commercial Services & Supplies - 0.4%
Stericycle, Inc. (a)	352,600	20,602
Electrical Equipment - 1.3%
Alstom SA	1,304,046	64,633
Machinery - 0.6%
Cummins, Inc.	554,995	14,347
Deere & Co.	425,839	16,420
		30,767
Road & Rail - 4.0%
America Latina Logistica SA unit	2,299,900	10,606
Norfolk Southern Corp.	1,277,808	76,592
Union Pacific Corp.	1,604,900	107,159
		194,357
TOTAL INDUSTRIALS		827,838
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 11.6%
Communications Equipment - 3.1%
QUALCOMM, Inc.	3,925,400	$ 150,186
Internet Software & Services - 0.4%
DealerTrack Holdings, Inc. (a)	1,874,992	20,119
Semiconductors & Semiconductor Equipment - 5.1%
Altera Corp.	529,720	9,191
Applied Materials, Inc.	9,195,483	118,714
ASML Holding NV (NY Shares)	1,233,300	21,644
KLA-Tencor Corp. (d)	1,674,400	38,930
Kulicke & Soffa Industries, Inc. (a)	2,242,476	6,593
Lam Research Corp. (a)	1,809,602	40,463
Novellus Systems, Inc. (a)	881,300	13,925
		249,460
Software - 3.0%
Adobe Systems, Inc. (a)	1,103,271	29,391
Ansys, Inc. (a)	485,500	13,900
Autodesk, Inc. (a)	529,700	11,288
Oracle Corp. (a)	4,944,700	90,439
		145,018
TOTAL INFORMATION TECHNOLOGY		564,783
MATERIALS - 6.6%
Chemicals - 6.6%
FMC Corp.	905,721	39,435
Monsanto Co.	3,135,392	278,987
The Mosaic Co.	133,567	5,264
		323,686
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.5%
Cbeyond, Inc. (a)(e)	2,082,247	25,029
Qwest Communications International, Inc. (d)	33,368,800	95,435
		120,464
Wireless Telecommunication Services - 0.2%
Centennial Communications Corp. Class A (a)	3,527,506	12,558
TOTAL TELECOMMUNICATION SERVICES		133,022
TOTAL COMMON STOCKS (Cost $5,553,942)		4,374,632
Nonconvertible Bonds - 0.0%
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - 0.0%
Airlines - 0.0%
Delta Air Lines, Inc.:
7.7% 12/15/05 (a)	$ 15,269	$ 191
7.9% 12/15/09 (a)	3,920	49
8.3% 12/15/29 (a)	42,340	529
9% 5/15/16 (a)	4,930	62
9.75% 5/15/21 (a)	2,556	32
10% 8/15/49 (a)	8,047	101
10.375% 2/1/11 (a)	3,920	49
		1,013
TOTAL NONCONVERTIBLE BONDS (Cost $2,368)		1,013
Money Market Funds - 11.5%
	Shares
Fidelity Cash Central Fund, 1.81% (b)	364,346,440	364,346
Fidelity Securities Lending Cash Central Fund, 2.67% (b)(c)	197,022,709	197,023
TOTAL MONEY MARKET FUNDS (Cost $561,369)		561,369
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $6,117,679)		4,937,014
NET OTHER ASSETS - (1.0)%		(50,246)
NET ASSETS - 100%		$ 4,886,768
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 20,797
Fidelity Securities Lending Cash Central Fund	3,669
Total	$ 24,466
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
AMR Corp.	$ 375,235	$ 31,197	$ 14,557	$ -	$ 172,130
Cbeyond, Inc.	41,213	33,305	2,217	-	25,029
Continental Airlines, Inc. Class B	212,462	30,925	26,300	-	121,456
DealerTrack Holdings, Inc.	105,317	5,625	5,962	-	-
Deckers Outdoor Corp.	110,658	-	74,026	-	-
US Airways Group, Inc.	110,823	31,252	2,878	-	78,795
Total	$ 955,708	$ 132,304	$ 125,940	$ -	$ 397,410
Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $851,480,000 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2008

Assets
Investment in securities, at value (including securities loaned of $200,742) - See accompanying schedule: Unaffiliated issuers (cost $4,775,039)	$ 3,978,235
Fidelity Central Funds (cost $561,369)	561,369
Other affiliated issuers (cost $781,271)	397,410
Total Investments (cost $6,117,679)		$ 4,937,014
Receivable for investments sold		171,794
Receivable for fund shares sold		6,230
Dividends receivable		1,536
Distributions receivable from Fidelity Central Funds		886
Prepaid expenses		3
Other receivables		183
Total assets		5,117,646

Liabilities
Payable for investments purchased	$ 24,600
Payable for fund shares redeemed	6,244
Accrued management fee	1,412
Other affiliated payables	1,400
Other payables and accrued expenses	199
Collateral on securities loaned, at value	197,023
Total liabilities		230,878

Net Assets		$ 4,886,768
Net Assets consist of:
Paid in capital		$ 6,918,778
Undistributed net investment income		33,456
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(884,814)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(1,180,652)
Net Assets		$ 4,886,768
Capital Appreciation: Net Asset Value, offering price and redemption price per share ($4,794,216 ÷ 287,455 shares)		$ 16.68
Class K: Net Asset Value, offering price and redemption price per share ($92,552 ÷ 5,544 shares)		$ 16.69

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended October 31, 2008

Investment Income
Dividends		$ 89,832
Interest		88
Income from Fidelity Central Funds		24,466
Total income		114,386

Expenses
Management fee Basic fee	$ 43,049
Performance adjustment	670
Transfer agent fees	17,437
Accounting and security lending fees	1,269
Custodian fees and expenses	193
Independent trustees' compensation	35
Depreciation in deferred trustee compensation account	(3)
Registration fees	92
Audit	88
Legal	44
Miscellaneous	468
Total expenses before reductions	63,342
Expense reductions	(573)	62,769
Net investment income (loss)		51,617
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(824,785)
Other affiliated issuers	(51,973)
Foreign currency transactions	(2,487)
Total net realized gain (loss)		(879,245)
Change in net unrealized appreciation (depreciation) on: Investment securities	(3,329,780)
Assets and liabilities in foreign currencies	(1)
Total change in net unrealized appreciation (depreciation)		(3,329,781)
Net gain (loss)		(4,209,026)
Net increase (decrease) in net assets resulting from operations		$ (4,157,409)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2008	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 51,617	$ 33,781
Net realized gain (loss)	(879,245)	785,092
Change in net unrealized appreciation (depreciation)	(3,329,781)	1,140,693
Net increase (decrease) in net assets resulting from operations	(4,157,409)	1,959,566
Distributions to shareholders from net investment income	(37,706)	(33,610)
Distributions to shareholders from net realized gain	(697,557)	(409,425)
Total distributions	(735,263)	(443,035)
Share transactions - net increase (decrease)	(359,868)	270,012
Total increase (decrease) in net assets	(5,252,540)	1,786,543

Net Assets
Beginning of period	10,139,308	8,352,765
End of period (including undistributed net investment income of $33,456 and undistributed net investment income of $24,482, respectively)	$ 4,886,768	$ 10,139,308

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Capital Appreciation

Years ended October 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 32.13	$ 27.41	$ 26.22	$ 25.05	$ 23.53
Income from Investment Operations
Net investment income (loss)C	.16	.11	.10	(.01)F	(.03)
Net realized and unrealized gain (loss)	(13.27)	6.06	3.55	2.40	1.58
Total from investment operations	(13.11)	6.17	3.65	2.39	1.55
Distributions from net investment income	(.12)	(.11)	-	(.01)	(.01)
Distributions from net realized gain	(2.22)	(1.34)	(2.46)	(1.21)	(.02)
Total distributions	(2.34)	(1.45)	(2.46)	(1.22)	(.03)
Net asset value, end of period	$ 16.68	$ 32.13	$ 27.41	$ 26.22	$ 25.05
Total ReturnA, B	(43.80)%	23.51%	14.70%	9.66%	6.60%
Ratios to Average Net AssetsD, G
Expenses before reductions	.82%	.83%	.91%	.94%	.94%
Expenses net of fee waivers, if any	.82%	.83%	.91%	.94%	.94%
Expenses net of all reductions	.82%	.82%	.87%	.90%	.91%
Net investment income (loss)	.67%	.36%	.36%	(.05)%F	(.12)%
Supplemental Data
Net assets, end of period (in millions)	$ 4,794	$ 10,139	$ 8,353	$ 6,970	$ 5,861
Portfolio turnover rateE	157%	135%	198%	109%	72%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.19)%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Year ended October 31,

2008G

Selected Per-Share Data
Net asset value, beginning of period	$ 25.11
Income from Investment Operations
Net investment income (loss)D	.03
Net realized and unrealized gain (loss)	(8.45)
Total from investment operations	(8.42)
Net asset value, end of period	$ 16.69
Total ReturnB, C	(33.53)%
Ratios to Average Net AssetsE, H
Expenses before reductions	.66%A
Expenses net of fee waivers, if any	.66%A
Expenses net of all reductions	65%A
Net investment income (loss)	.41%A
Supplemental Data
Net assets, end of period (in millions)	$ 93
Portfolio turnover rateF	157%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2008

(Amounts in thousands except ratios)

1. Organization.

Fidelity Capital Appreciation Fund (the Fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. On January 17, 2008, the Board of Trustees of the Fund approved the creation of an additional class of shares. The Fund commenced sale of shares of Class K and the existing class was designated Capital Appreciation on May 9, 2008. The fund offers Capital Appreciation and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Annual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS). Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 309,414
Unrealized depreciation	(1,523,399)
Net unrealized appreciation (depreciation)	(1,213,985)
Undistributed ordinary income	33,369
Capital loss carryforward	(851,480)
Cost for federal income tax purposes	$ 6,150,999

The tax character of distributions paid was as follows:

	October 31, 2008	October 31, 2007
Ordinary Income	$ 345,637	$ 36,665
Long-term Capital Gains	389,626	406,370
Total	$ 735,263	$ 443,035

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $11,245,056 and $12,101,244, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Capital Appreciation, as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .57% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Capital Appreciation and asset-based fees of .05% of average net assets for Class K. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

was the transfer agent for Capital Appreciation shares. For the period, the transfer agent fees for Capital Appreciation were equivalent to an annual rate of .23% of average net assets.

For the period, the total transfer agent fees paid by each class were as follows:

Amount
Capital Appreciation	$ 17,432
Class K	5
Total	$ 17,437

Accounting and Security Lending Fees. FSC, an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $99 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $16 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Security Lending - continued

the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $3,669.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Capital Appreciation's operating expenses. During the period, this reimbursement reduced the class' expenses by $13.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $345 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Capital Appreciation	$ 214

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress.

Annual Report

10. Other - continued

Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $469 which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2008	2007
From net investment income
Capital Appreciation	$ 37,706	$ 33,610
From net realized gain
Capital Appreciation	$ 697,557	$ 409,425

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2008A	2007	2008A	2007
Capital Appreciation
Shares sold	47,342	71,797	$ 1,138,810	$ 2,055,907
Conversion to Class K	(5,674)	-	(112,685)	-
Reinvestment of distributions	24,939	15,786	706,511	426,687
Shares redeemed	(94,744)	(76,738)	(2,202,870)	(2,212,582)
Net increase (decrease)	(28,137)	10,845	$ (470,234)	$ 270,012
Class K
Shares sold	115	-	$ 1,993	$ -
Conversion from Capital Appreciation	5,669	-	112,685	-
Shares redeemed	(240)	-	(4,312)	-
Net increase (decrease)	5,544	-	$ 110,366	$ -

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Capital Trust and the Shareholders of Fidelity Capital Appreciation Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Capital Appreciation Fund (a fund of Fidelity Capital Trust) at October 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Capital Appreciation Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 22, 2008

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 220 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 379 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1978

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (60)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Alan J. Lacy (55)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Ned C. Lautenbach (64)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (64)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (64)

Year of Election or Appointment: 2005

Ms. Small is a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College and as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy. In addition, she served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (69)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, he is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (59)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (58)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Advisory Board Member and Executive Officers**:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (39)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Walter C. Donovan (46)

Year of Election or Appointment: 2007

Vice President of Fidelity's Equity Funds. Mr. Donovan also serves as President of FMR and FMR Co., Inc., and Executive Vice President of Fidelity Investments Money Management, Inc. (2007-present). Previously, Mr. Donovan served as Executive Vice President of FMR and FMR Co., Inc. (2005-2007) and Senior Vice President of FMR (2003-2005) and FMR Co., Inc. (2004-2005).

Bruce T. Herring (43)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Group Chief Investments Officer of FMR. Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds.

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

John B. McGinty, Jr. (46)

Year of Election or Appointment: 2008

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. McGinty is an employee of Fidelity Investments (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Kenneth A. Rathgeber (61)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present).

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)
Year of Election or Appointment: 2004 Assistant Treasurer of the Fidelity funds. Mr. Lydecker is an employee of Fidelity Investments.
Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

The fund designates 17% of the dividend distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

A total of 2.87% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates 22% of the dividend distributed in December during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	23,119,124,829.71	94.630
Withheld	1,311,945,572.61	5.370
TOTAL	24,431,070,402.32	100.000
Dennis J. Dirks
Affirmative	23,264,895,678.33	95.227
Withheld	1,166,174,723.99	4.773
TOTAL	24,431,070,402.32	100.000
Edward C. Johnson 3d
Affirmative	23,048,702,160.33	94.342
Withheld	1,382,368,241.99	5.658
TOTAL	24,431,070,402.32	100.000
Alan J. Lacy
Affirmative	23,227,703,560.69	95.074
Withheld	1,203,366,841.63	4.926
TOTAL	24,431,070,402.32	100.000
Ned C. Lautenbach
Affirmative	23,204,734,087.83	94.980
Withheld	1,226,336,314.49	5.020
TOTAL	24,431,070,402.32	100.000
Joseph Mauriello
Affirmative	23,241,851,999.48	95.132
Withheld	1,189,218,402.84	4.868
TOTAL	24,431,070,402.32	100.000
Cornelia M. Small
Affirmative	23,238,535,444.69	95.119
Withheld	1,192,534,957.63	4.881
TOTAL	24,431,070,402.32	100.000
William S. Stavropoulos
Affirmative	23,115,529,078.86	94.615
Withheld	1,315,541,323.46	5.385
TOTAL	24,431,070,402.32	100.000
	# of Votes	% of Votes
David M. Thomas
Affirmative	23,252,717,495.51	95.177
Withheld	1,178,352,906.81	4.823
TOTAL	24,431,070,402.32	100.000
Michael E. Wiley
Affirmative	23,205,390,737.79	94.983
Withheld	1,225,679,664.53	5.017
TOTAL	24,431,070,402.32	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	18,156,725,598.66	74.318
Against	4,525,430,963.48	18.523
Abstain	1,194,721,132.34	4.890
Broker Non-Votes	554,192,707.84	2.269
TOTAL	24,431,070,402.32	100.000
PROPOSAL 3

A shareholder proposal concerning "procedures to prevent holding investments in companies that, in the judgment of the Board, substantially contribute to genocide or crimes against humanity, the most egregious violations of human rights."

The fund did not achieve quorum with respect to this proposal, and therefore no action was taken at the meeting and subsequent adjournments. Because sufficient votes in favor of the proposal were not received, on June 18, 2008, the proxies in their discretion determined not to adjourn the meeting further on this item.

A Denotes trust-wide proposal and voting results.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Capital Appreciation Fund

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (Japan) Inc. and Fidelity Management & Research (Hong Kong) Limited, as well as amendments to the fund's agreement with Fidelity Management & Research (U.K.) Inc.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board further considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a custom peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a custom peer group of mutual funds defined by FMR based on categories assigned by Morningstar, Inc. (The fund did not offer Class K as of December 31, 2007.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund. The fund's custom peer group, defined by FMR, is a peer group that FMR believes provides a more meaningful performance comparison than the peer group assigned by Morningstar, Inc., which assigns mutual funds to categories based on their investment styles as measured by their underlying portfolio holdings.

Annual Report

Fidelity Capital Appreciation Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the second quartile for the one- and three-year periods and the first quartile for the five-year period. The Board also stated that the investment performance of the fund compared favorably to its benchmark for all the periods shown.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how the fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Annual Report

Fidelity Capital Appreciation Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

In connection with the renewal of the fund's management contract, the Board also approved non-material amendments to the fund's management contract to clarify certain provisions regarding the calculation of the fund's performance adjustment.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's total expenses ranked below its competitive median for 2007.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Annual Report

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures and rationale for recommending different fees among categories of funds; and (vi) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

CAF-UANN-1208
1.784775.105

Fidelity®

Capital Appreciation

Fund -
Class K

Annual Report

October 31, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Turmoil has been the watchword for the world's securities markets in 2008, with domestic and international stocks down sharply amid the global credit squeeze. A flight to quality boosted returns for U.S. Treasuries, one of the few asset classes with positive results heading into the latter stages of the year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2008	Past 1 year	Past 5 years	Past 10 years
Class KA	-43.76%	-1.42%	3.30%

A The initial offering of Class K shares took place on May 9, 2008. Returns prior to May 9, 2008 are those of Capital Appreciation, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Capital Appreciation - Class K on October 31, 1998. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index (S&P 500®) performed over the same period. The initial offering of Class K took place on May 9, 2008. See above for additional information regarding the performance of Class K.

Annual Report

Management's Discussion of Fund Performance

Comments from J. Fergus Shiel, Portfolio Manager of Fidelity® Capital Appreciation Fund

The U.S. equity markets quaked under the rising pressure of a global credit crisis during the 12 months ending October 31, 2008. As home values sunk, credit availability decreased and liquidity became increasingly scarce, the Standard & Poor's 500SM Index fell 36.10%. All 10 sectors in the S&P 500® were negative, led by a roughly 52% decline in financials. Information technology and materials both fell more than 40%, while the historically defensive consumer staples and health care sectors performed the best, dropping slightly more than 11% and 23%, respectively. In the last two months of the period, the U.S. economy took a turn for the worse, as several large financial institutions went bankrupt, were forced into acquisitions or were taken over by the U.S. government. The Federal Reserve Board facilitated many of these and other transactions, and also lowered the federal funds target rate twice in October, on top of the other rate cuts during the year, leaving it at 1.00%. The markets continued to perform erratically, however, and the U.S. unemployment rate reached a 14-year high in the last month of the period. The Dow Jones Industrial AverageSM declined 31.24% for the 12-month period - including its worst single-day point loss in September - while the technology-heavy NASDAQ Composite® Index dropped 39.35%.

During the past year, the fund's Class K shares fell short of the S&P 500. (For specific class-level returns, please see the performance section of this report.) Poor stock selection - particularly in health care, energy and industrials - was responsible for most of the fund's underperformance. Fertilizer maker Mosaic was our largest detractor, as fertilizer prices weakened, corn prices fell and global financial stress ushered in a more difficult credit environment for farmers. Other detractors included Ireland-based biopharmaceutical holding Elan; AMR, parent company of American Airlines; commercial real estate holding CB Richard Ellis Group; and France-based Alstom, a supplier of power generation equipment. Mosaic, Elan and AMR were out-of-index holdings. Conversely, fund performance benefited from underweighting financials due to that sector's weak performance. Our results also were aided by an above-average cash position. Individual contributors included agricultural products supplier Monsanto and media holding Walt Disney, the fund's largest holding at period end. Not owning troubled insurer American International Group, an index component, further boosted our results.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2008 to October 31, 2008) for Capital Appreciation and for the entire period (May 9, 2008 to October 31, 2008) for Class K. The hypothetical expense Example is based on an investment of $1,000 invested for the one half year period (May 1, 2008 to October 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value October 31, 2008	Expenses Paid During Period
Capital Appreciation	.79%
Actual		$ 1,000.00	$ 675.60	$ 3.33B
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 4.01C
Class K	.66%
Actual		$ 1,000.00	$ 664.70	$ 2.64B
HypotheticalA		$ 1,000.00	$ 1,021.82	$ 3.35C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio (shown in the table above); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period) for Capital Appreciation and multiplied by 176/366 (to reflect the period May 9, 2008 to October 31, 2008) for Class K.

C Hypothetical expenses are equal to each Class' annualized expense ratio (shown in the table above); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
The Walt Disney Co.	8.6	6.9
Monsanto Co.	5.7	4.8
Biogen Idec, Inc.	4.7	5.5
CME Group, Inc.	4.1	0.0
AMR Corp.	3.6	1.7
QUALCOMM, Inc.	3.1	0.0
Wal-Mart Stores, Inc.	2.9	0.8
Continental Airlines, Inc. Class B	2.5	1.4
Applied Materials, Inc.	2.4	1.8
Johnson & Johnson	2.2	0.0
	39.8
Top Five Market Sectors as of October 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	23.6	15.0
Industrials	16.9	20.2
Consumer Discretionary	13.9	21.1
Information Technology	11.6	8.0
Financials	7.8	5.7
Asset Allocation (% of fund's net assets)
As of October 31, 2008 *		As of April 30, 2008 **
	Stocks 89.5%		Stocks 95.6%
	Short-Term Investments and Net Other Assets 10.5%		Short-Term Investments and Net Other Assets 4.4%
* Foreign investments	5.4%	** Foreign investments	21.5%

Annual Report

Investments October 31, 2008

Showing Percentage of Net Assets

Common Stocks - 89.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.9%
Hotels, Restaurants & Leisure - 0.8%
Accor SA (d)	195,244	$ 7,596
Paddy Power PLC (Ireland)	1,453,300	24,778
Starwood Hotels & Resorts Worldwide, Inc.	352,500	7,945
		40,319
Media - 12.3%
CBS Corp. Class B	1,222,600	11,871
Comcast Corp. Class A	3,789,400	59,721
Interpublic Group of Companies, Inc. (a)	4,027,700	20,904
Mediacom Communications Corp. Class A (a)(d)	2,909,723	12,919
The DIRECTV Group, Inc. (a)	1,189,733	26,043
The Walt Disney Co. (d)	16,173,579	418,895
Viacom, Inc. Class B (non-vtg.) (a)	472,082	9,545
Virgin Media, Inc. (d)	6,760,608	38,941
		598,839
Multiline Retail - 0.1%
Saks, Inc. (a)(d)	975,700	5,854
Specialty Retail - 0.2%
Lowe's Companies, Inc.	484,700	10,518
Textiles, Apparel & Luxury Goods - 0.5%
Coach, Inc. (a)	660,900	13,615
Deckers Outdoor Corp. (a)	98,380	8,349
		21,964
TOTAL CONSUMER DISCRETIONARY		677,494
CONSUMER STAPLES - 5.9%
Beverages - 1.1%
Anheuser-Busch Companies, Inc.	881,500	54,679
Food & Staples Retailing - 2.9%
Wal-Mart Stores, Inc.	2,559,700	142,857
Tobacco - 1.9%
Altria Group, Inc.	881,500	16,916
Lorillard, Inc.	572,989	37,737
Philip Morris International, Inc.	749,300	32,572
Reynolds American, Inc.	88,100	4,313
		91,538
TOTAL CONSUMER STAPLES		289,074
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 0.5%
Energy Equipment & Services - 0.3%
Willbros Group, Inc. (a)(d)	1,159,499	$ 17,961
Oil, Gas & Consumable Fuels - 0.2%
Petrobank Energy & Resources Ltd. (a)	448,800	8,561
TOTAL ENERGY		26,522
FINANCIALS - 7.8%
Capital Markets - 2.7%
Charles Schwab Corp.	1,498,917	28,659
Janus Capital Group, Inc.	3,134,201	36,796
Man Group PLC	1,321,900	7,631
T. Rowe Price Group, Inc. (d)	1,459,405	57,705
		130,791
Diversified Financial Services - 4.1%
CME Group, Inc. (d)	716,723	202,223
Real Estate Management & Development - 1.0%
CB Richard Ellis Group, Inc. Class A (a)(d)	6,724,200	47,137
TOTAL FINANCIALS		380,151
HEALTH CARE - 23.6%
Biotechnology - 5.7%
Biogen Idec, Inc. (a)	5,413,263	230,334
Genentech, Inc. (a)	573,000	47,525
		277,859
Health Care Equipment & Supplies - 3.3%
Baxter International, Inc.	793,250	47,984
C.R. Bard, Inc.	592,017	52,246
Intuitive Surgical, Inc. (a)	171,100	29,564
Medtronic, Inc.	793,400	31,998
		161,792
Health Care Providers & Services - 2.5%
Express Scripts, Inc. (a)	396,526	24,033
Medco Health Solutions, Inc. (a)	911,498	34,591
VCA Antech, Inc. (a)	3,413,126	61,778
		120,402
Life Sciences Tools & Services - 0.7%
Techne Corp.	488,793	33,736
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 11.4%
Allergan, Inc.	2,442,234	$ 96,883
Bristol-Myers Squibb Co.	4,446,195	91,369
Elan Corp. PLC sponsored ADR (a)	9,017,555	68,804
Johnson & Johnson	1,762,500	108,112
Merck & Co., Inc.	1,498,100	46,366
Pfizer, Inc.	4,054,900	71,812
Questcor Pharmaceuticals, Inc. (a)	983,839	7,615
Schering-Plough Corp.	2,296,900	33,282
Wyeth	1,057,500	34,030
		558,273
TOTAL HEALTH CARE		1,152,062
INDUSTRIALS - 16.9%
Aerospace & Defense - 0.3%
Northrop Grumman Corp.	352,600	16,533
Airlines - 10.3%
AMR Corp. (a)(d)(e)	16,858,975	172,130
Continental Airlines, Inc. Class B (a)(d)(e)	6,419,473	121,456
Ryanair Holdings PLC sponsored ADR (a)(d)	1,562,484	34,797
UAL Corp. (d)	6,440,091	93,768
US Airways Group, Inc. (a)(d)(e)	7,770,695	78,795
		500,946
Commercial Services & Supplies - 0.4%
Stericycle, Inc. (a)	352,600	20,602
Electrical Equipment - 1.3%
Alstom SA	1,304,046	64,633
Machinery - 0.6%
Cummins, Inc.	554,995	14,347
Deere & Co.	425,839	16,420
		30,767
Road & Rail - 4.0%
America Latina Logistica SA unit	2,299,900	10,606
Norfolk Southern Corp.	1,277,808	76,592
Union Pacific Corp.	1,604,900	107,159
		194,357
TOTAL INDUSTRIALS		827,838
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 11.6%
Communications Equipment - 3.1%
QUALCOMM, Inc.	3,925,400	$ 150,186
Internet Software & Services - 0.4%
DealerTrack Holdings, Inc. (a)	1,874,992	20,119
Semiconductors & Semiconductor Equipment - 5.1%
Altera Corp.	529,720	9,191
Applied Materials, Inc.	9,195,483	118,714
ASML Holding NV (NY Shares)	1,233,300	21,644
KLA-Tencor Corp. (d)	1,674,400	38,930
Kulicke & Soffa Industries, Inc. (a)	2,242,476	6,593
Lam Research Corp. (a)	1,809,602	40,463
Novellus Systems, Inc. (a)	881,300	13,925
		249,460
Software - 3.0%
Adobe Systems, Inc. (a)	1,103,271	29,391
Ansys, Inc. (a)	485,500	13,900
Autodesk, Inc. (a)	529,700	11,288
Oracle Corp. (a)	4,944,700	90,439
		145,018
TOTAL INFORMATION TECHNOLOGY		564,783
MATERIALS - 6.6%
Chemicals - 6.6%
FMC Corp.	905,721	39,435
Monsanto Co.	3,135,392	278,987
The Mosaic Co.	133,567	5,264
		323,686
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.5%
Cbeyond, Inc. (a)(e)	2,082,247	25,029
Qwest Communications International, Inc. (d)	33,368,800	95,435
		120,464
Wireless Telecommunication Services - 0.2%
Centennial Communications Corp. Class A (a)	3,527,506	12,558
TOTAL TELECOMMUNICATION SERVICES		133,022
TOTAL COMMON STOCKS (Cost $5,553,942)		4,374,632
Nonconvertible Bonds - 0.0%
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - 0.0%
Airlines - 0.0%
Delta Air Lines, Inc.:
7.7% 12/15/05 (a)	$ 15,269	$ 191
7.9% 12/15/09 (a)	3,920	49
8.3% 12/15/29 (a)	42,340	529
9% 5/15/16 (a)	4,930	62
9.75% 5/15/21 (a)	2,556	32
10% 8/15/49 (a)	8,047	101
10.375% 2/1/11 (a)	3,920	49
		1,013
TOTAL NONCONVERTIBLE BONDS (Cost $2,368)		1,013
Money Market Funds - 11.5%
	Shares
Fidelity Cash Central Fund, 1.81% (b)	364,346,440	364,346
Fidelity Securities Lending Cash Central Fund, 2.67% (b)(c)	197,022,709	197,023
TOTAL MONEY MARKET FUNDS (Cost $561,369)		561,369
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $6,117,679)		4,937,014
NET OTHER ASSETS - (1.0)%		(50,246)
NET ASSETS - 100%		$ 4,886,768
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 20,797
Fidelity Securities Lending Cash Central Fund	3,669
Total	$ 24,466
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
AMR Corp.	$ 375,235	$ 31,197	$ 14,557	$ -	$ 172,130
Cbeyond, Inc.	41,213	33,305	2,217	-	25,029
Continental Airlines, Inc. Class B	212,462	30,925	26,300	-	121,456
DealerTrack Holdings, Inc.	105,317	5,625	5,962	-	-
Deckers Outdoor Corp.	110,658	-	74,026	-	-
US Airways Group, Inc.	110,823	31,252	2,878	-	78,795
Total	$ 955,708	$ 132,304	$ 125,940	$ -	$ 397,410
Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $851,480,000 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2008

Assets
Investment in securities, at value (including securities loaned of $200,742) - See accompanying schedule: Unaffiliated issuers (cost $4,775,039)	$ 3,978,235
Fidelity Central Funds (cost $561,369)	561,369
Other affiliated issuers (cost $781,271)	397,410
Total Investments (cost $6,117,679)		$ 4,937,014
Receivable for investments sold		171,794
Receivable for fund shares sold		6,230
Dividends receivable		1,536
Distributions receivable from Fidelity Central Funds		886
Prepaid expenses		3
Other receivables		183
Total assets		5,117,646

Liabilities
Payable for investments purchased	$ 24,600
Payable for fund shares redeemed	6,244
Accrued management fee	1,412
Other affiliated payables	1,400
Other payables and accrued expenses	199
Collateral on securities loaned, at value	197,023
Total liabilities		230,878

Net Assets		$ 4,886,768
Net Assets consist of:
Paid in capital		$ 6,918,778
Undistributed net investment income		33,456
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(884,814)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(1,180,652)
Net Assets		$ 4,886,768
Capital Appreciation: Net Asset Value, offering price and redemption price per share ($4,794,216 ÷ 287,455 shares)		$ 16.68
Class K: Net Asset Value, offering price and redemption price per share ($92,552 ÷ 5,544 shares)		$ 16.69

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended October 31, 2008

Investment Income
Dividends		$ 89,832
Interest		88
Income from Fidelity Central Funds		24,466
Total income		114,386

Expenses
Management fee Basic fee	$ 43,049
Performance adjustment	670
Transfer agent fees	17,437
Accounting and security lending fees	1,269
Custodian fees and expenses	193
Independent trustees' compensation	35
Depreciation in deferred trustee compensation account	(3)
Registration fees	92
Audit	88
Legal	44
Miscellaneous	468
Total expenses before reductions	63,342
Expense reductions	(573)	62,769
Net investment income (loss)		51,617
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(824,785)
Other affiliated issuers	(51,973)
Foreign currency transactions	(2,487)
Total net realized gain (loss)		(879,245)
Change in net unrealized appreciation (depreciation) on: Investment securities	(3,329,780)
Assets and liabilities in foreign currencies	(1)
Total change in net unrealized appreciation (depreciation)		(3,329,781)
Net gain (loss)		(4,209,026)
Net increase (decrease) in net assets resulting from operations		$ (4,157,409)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2008	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 51,617	$ 33,781
Net realized gain (loss)	(879,245)	785,092
Change in net unrealized appreciation (depreciation)	(3,329,781)	1,140,693
Net increase (decrease) in net assets resulting from operations	(4,157,409)	1,959,566
Distributions to shareholders from net investment income	(37,706)	(33,610)
Distributions to shareholders from net realized gain	(697,557)	(409,425)
Total distributions	(735,263)	(443,035)
Share transactions - net increase (decrease)	(359,868)	270,012
Total increase (decrease) in net assets	(5,252,540)	1,786,543

Net Assets
Beginning of period	10,139,308	8,352,765
End of period (including undistributed net investment income of $33,456 and undistributed net investment income of $24,482, respectively)	$ 4,886,768	$ 10,139,308

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Capital Appreciation

Years ended October 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 32.13	$ 27.41	$ 26.22	$ 25.05	$ 23.53
Income from Investment Operations
Net investment income (loss)C	.16	.11	.10	(.01)F	(.03)
Net realized and unrealized gain (loss)	(13.27)	6.06	3.55	2.40	1.58
Total from investment operations	(13.11)	6.17	3.65	2.39	1.55
Distributions from net investment income	(.12)	(.11)	-	(.01)	(.01)
Distributions from net realized gain	(2.22)	(1.34)	(2.46)	(1.21)	(.02)
Total distributions	(2.34)	(1.45)	(2.46)	(1.22)	(.03)
Net asset value, end of period	$ 16.68	$ 32.13	$ 27.41	$ 26.22	$ 25.05
Total ReturnA, B	(43.80)%	23.51%	14.70%	9.66%	6.60%
Ratios to Average Net AssetsD, G
Expenses before reductions	.82%	.83%	.91%	.94%	.94%
Expenses net of fee waivers, if any	.82%	.83%	.91%	.94%	.94%
Expenses net of all reductions	.82%	.82%	.87%	.90%	.91%
Net investment income (loss)	.67%	.36%	.36%	(.05)%F	(.12)%
Supplemental Data
Net assets, end of period (in millions)	$ 4,794	$ 10,139	$ 8,353	$ 6,970	$ 5,861
Portfolio turnover rateE	157%	135%	198%	109%	72%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.19)%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Year ended October 31,

2008G

Selected Per-Share Data
Net asset value, beginning of period	$ 25.11
Income from Investment Operations
Net investment income (loss)D	.03
Net realized and unrealized gain (loss)	(8.45)
Total from investment operations	(8.42)
Net asset value, end of period	$ 16.69
Total ReturnB, C	(33.53)%
Ratios to Average Net AssetsE, H
Expenses before reductions	.66%A
Expenses net of fee waivers, if any	.66%A
Expenses net of all reductions	65%A
Net investment income (loss)	.41%A
Supplemental Data
Net assets, end of period (in millions)	$ 93
Portfolio turnover rateF	157%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2008

(Amounts in thousands except ratios)

1. Organization.

Fidelity Capital Appreciation Fund (the Fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. On January 17, 2008, the Board of Trustees of the Fund approved the creation of an additional class of shares. The Fund commenced sale of shares of Class K and the existing class was designated Capital Appreciation on May 9, 2008. The fund offers Capital Appreciation and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Annual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS). Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 309,414
Unrealized depreciation	(1,523,399)
Net unrealized appreciation (depreciation)	(1,213,985)
Undistributed ordinary income	33,369
Capital loss carryforward	(851,480)
Cost for federal income tax purposes	$ 6,150,999

The tax character of distributions paid was as follows:

	October 31, 2008	October 31, 2007
Ordinary Income	$ 345,637	$ 36,665
Long-term Capital Gains	389,626	406,370
Total	$ 735,263	$ 443,035

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $11,245,056 and $12,101,244, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Capital Appreciation, as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .57% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Capital Appreciation and asset-based fees of .05% of average net assets for Class K. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

was the transfer agent for Capital Appreciation shares. For the period, the transfer agent fees for Capital Appreciation were equivalent to an annual rate of .23% of average net assets.

For the period, the total transfer agent fees paid by each class were as follows:

Amount
Capital Appreciation	$ 17,432
Class K	5
Total	$ 17,437

Accounting and Security Lending Fees. FSC, an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $99 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $16 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Security Lending - continued

the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $3,669.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Capital Appreciation's operating expenses. During the period, this reimbursement reduced the class' expenses by $13.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $345 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Capital Appreciation	$ 214

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress.

Annual Report

10. Other - continued

Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $469 which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2008	2007
From net investment income
Capital Appreciation	$ 37,706	$ 33,610
From net realized gain
Capital Appreciation	$ 697,557	$ 409,425

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2008A	2007	2008A	2007
Capital Appreciation
Shares sold	47,342	71,797	$ 1,138,810	$ 2,055,907
Conversion to Class K	(5,674)	-	(112,685)	-
Reinvestment of distributions	24,939	15,786	706,511	426,687
Shares redeemed	(94,744)	(76,738)	(2,202,870)	(2,212,582)
Net increase (decrease)	(28,137)	10,845	$ (470,234)	$ 270,012
Class K
Shares sold	115	-	$ 1,993	$ -
Conversion from Capital Appreciation	5,669	-	112,685	-
Shares redeemed	(240)	-	(4,312)	-
Net increase (decrease)	5,544	-	$ 110,366	$ -

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Capital Trust and the Shareholders of Fidelity Capital Appreciation Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Capital Appreciation Fund (a fund of Fidelity Capital Trust) at October 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Capital Appreciation Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 22, 2008

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 220 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 379 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1978

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (60)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Alan J. Lacy (55)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Ned C. Lautenbach (64)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (64)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (64)

Year of Election or Appointment: 2005

Ms. Small is a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College and as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy. In addition, she served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (69)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, he is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (59)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (58)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Advisory Board Member and Executive Officers**:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (39)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Walter C. Donovan (46)

Year of Election or Appointment: 2007

Vice President of Fidelity's Equity Funds. Mr. Donovan also serves as President of FMR and FMR Co., Inc., and Executive Vice President of Fidelity Investments Money Management, Inc. (2007-present). Previously, Mr. Donovan served as Executive Vice President of FMR and FMR Co., Inc. (2005-2007) and Senior Vice President of FMR (2003-2005) and FMR Co., Inc. (2004-2005).

Bruce T. Herring (43)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Group Chief Investments Officer of FMR. Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds.

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

John B. McGinty, Jr. (46)

Year of Election or Appointment: 2008

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. McGinty is an employee of Fidelity Investments (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Kenneth A. Rathgeber (61)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present).

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)
Year of Election or Appointment: 2004 Assistant Treasurer of the Fidelity funds. Mr. Lydecker is an employee of Fidelity Investments.
Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	23,119,124,829.71	94.630
Withheld	1,311,945,572.61	5.370
TOTAL	24,431,070,402.32	100.000
Dennis J. Dirks
Affirmative	23,264,895,678.33	95.227
Withheld	1,166,174,723.99	4.773
TOTAL	24,431,070,402.32	100.000
Edward C. Johnson 3d
Affirmative	23,048,702,160.33	94.342
Withheld	1,382,368,241.99	5.658
TOTAL	24,431,070,402.32	100.000
Alan J. Lacy
Affirmative	23,227,703,560.69	95.074
Withheld	1,203,366,841.63	4.926
TOTAL	24,431,070,402.32	100.000
Ned C. Lautenbach
Affirmative	23,204,734,087.83	94.980
Withheld	1,226,336,314.49	5.020
TOTAL	24,431,070,402.32	100.000
Joseph Mauriello
Affirmative	23,241,851,999.48	95.132
Withheld	1,189,218,402.84	4.868
TOTAL	24,431,070,402.32	100.000
Cornelia M. Small
Affirmative	23,238,535,444.69	95.119
Withheld	1,192,534,957.63	4.881
TOTAL	24,431,070,402.32	100.000
William S. Stavropoulos
Affirmative	23,115,529,078.86	94.615
Withheld	1,315,541,323.46	5.385
TOTAL	24,431,070,402.32	100.000
	# of Votes	% of Votes
David M. Thomas
Affirmative	23,252,717,495.51	95.177
Withheld	1,178,352,906.81	4.823
TOTAL	24,431,070,402.32	100.000
Michael E. Wiley
Affirmative	23,205,390,737.79	94.983
Withheld	1,225,679,664.53	5.017
TOTAL	24,431,070,402.32	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	18,156,725,598.66	74.318
Against	4,525,430,963.48	18.523
Abstain	1,194,721,132.34	4.890
Broker Non-Votes	554,192,707.84	2.269
TOTAL	24,431,070,402.32	100.000
PROPOSAL 3

A shareholder proposal concerning "procedures to prevent holding investments in companies that, in the judgment of the Board, substantially contribute to genocide or crimes against humanity, the most egregious violations of human rights."

The fund did not achieve quorum with respect to this proposal, and therefore no action was taken at the meeting and subsequent adjournments. Because sufficient votes in favor of the proposal were not received, on June 18, 2008, the proxies in their discretion determined not to adjourn the meeting further on this item.

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Capital Appreciation Fund

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (Japan) Inc. and Fidelity Management & Research (Hong Kong) Limited, as well as amendments to the fund's agreement with Fidelity Management & Research (U.K.) Inc.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board further considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a custom peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a custom peer group of mutual funds defined by FMR based on categories assigned by Morningstar, Inc. (The fund did not offer Class K as of December 31, 2007.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund. The fund's custom peer group, defined by FMR, is a peer group that FMR believes provides a more meaningful performance comparison than the peer group assigned by Morningstar, Inc., which assigns mutual funds to categories based on their investment styles as measured by their underlying portfolio holdings.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Capital Appreciation Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the second quartile for the one- and three-year periods and the first quartile for the five-year period. The Board also stated that the investment performance of the fund compared favorably to its benchmark for all the periods shown.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Annual Report

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how the fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Capital Appreciation Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

In connection with the renewal of the fund's management contract, the Board also approved non-material amendments to the fund's management contract to clarify certain provisions regarding the calculation of the fund's performance adjustment.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Annual Report

The Board noted that the fund's total expenses ranked below its competitive median for 2007.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures and rationale for recommending different fees among categories of funds; and (vi) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments
Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

CAF-K-UANN-1208
1.863089.100

Fidelity®

Disciplined Equity

Fund

Annual Report

October 31, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Turmoil has been the watchword for the world's securities markets in 2008, with domestic and international stocks down sharply amid the global credit squeeze. A flight to quality boosted returns for U.S. Treasuries, one of the few asset classes with positive results heading into the latter stages of the year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2008	Past 1 year	Past 5 years	Past 10 years
Disciplined Equity	-38.68%	0.93%	1.80%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Disciplined Equity, a class of the fund, on October 31, 1998. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM (S&P 500®) Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Keith Quinton, Portfolio Manager of Fidelity® Disciplined Equity Fund

The U.S. equity markets quaked under the rising pressure of a global credit crisis during the 12 months ending October 31, 2008. As home values sunk, credit availability decreased and liquidity became increasingly scarce, the Standard & Poor's 500SM Index fell 36.10%. All 10 sectors in the S&P 500® were negative, led by a roughly 52% decline in financials. Information technology and materials both fell more than 40%, while the historically defensive consumer staples and health care sectors performed the best, dropping slightly more than 11% and 23%, respectively. In the last two months of the period, the U.S. economy took a turn for the worse, as several large financial institutions went bankrupt, were forced into acquisitions or were taken over by the U.S. government. The Federal Reserve Board facilitated many of these and other transactions, and also lowered the federal funds target rate twice in October, on top of the other rate cuts during the year, leaving it at 1.00%. The markets continued to perform erratically, however, and the U.S. unemployment rate reached a 14-year high in the last month of the period. The Dow Jones Industrial AverageSM declined 31.24% for the 12-month period - including its worst single-day point loss in September - while the technology-heavy NASDAQ Composite® Index dropped 39.35%.

The fund's Retail Class shares lost 38.68% during the year, trailing the S&P 500. Holdings in energy, materials and industrials detracted from returns, along with stocks in utilities, health care and consumer staples. Returns were hurt by underestimating the impact of the financial crisis on investment bank Goldman Sachs, which the fund overweighted. U.S. Steel had a sharp loss, a drop in demand. Oil refiners Tesoro and Valero Energy saw profits compress with the tightening price spread between oil and gasoline. The fund's returns also were hurt by its underweighting of consumer staples company Procter & Gamble and Wells Fargo, the large bank, as both stocks performed better than I expected. The fund sold its shares in Tesoro, Procter & Gamble and Wells Fargo. Performance was boosted by a large overweighting in JPMorgan Chase, the bank that had received a nod of confidence in March when the Federal Reserve Board tapped it to help save financially troubled investment bank Bear Stearns. Fast-food restaurant McDonald's performed well and benefited from a period when people were looking to cut costs of eating out. Tobacco manufacturer Altria and not owning financial giant and index component Citigroup also paid off.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2008 to October 31, 2008) for Disciplined Equity and for the entire period (May 9, 2008 to October 31, 2008) for Class K. The hypothetical expense Example is based on an investment of $1,000 invested for the one half year period (May 1, 2008 to October 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value October 31, 2008	Expenses Paid During Period
Disciplined Equity	.86%
Actual		$ 1,000.00	$ 689.90	$ 3.65 B
Hypothetical A		$ 1,000.00	$ 1,020.81	$ 4.37 C
Class K	.71%
Actual		$ 1,000.00	$ 686.30	$ 2.88 B
Hypothetical A		$ 1,000.00	$ 1,021.57	$ 3.61 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio (shown in the table above); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period) for Disciplined Equity and multiplied by 176/366 (to reflect the period May 9, 2008 to October 31, 2008) for Class K.

C Hypothetical Expenses are equal to each Class' annualized expense ratio (shown in the table above); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	4.7	4.4
Hewlett-Packard Co.	4.1	3.9
ConocoPhillips	4.0	4.2
McDonald's Corp.	3.6	2.8
International Business Machines Corp.	3.4	3.3
Altria Group, Inc.	3.3	1.2
Northrop Grumman Corp.	3.1	1.5
Pfizer, Inc.	3.1	0.0
Berkshire Hathaway, Inc. Class B	2.8	1.3
Johnson & Johnson	2.8	3.3
	34.9
Top Five Market Sectors as of October 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	15.7	15.8
Financials	15.4	17.1
Health Care	13.7	11.0
Energy	13.1	13.5
Consumer Staples	12.5	10.6
Asset Allocation (% of fund's net assets)
As of October 31, 2008 *		As of April 30, 2008 **
	Stocks 99.5%		Stocks 99.9%
	Short-Term Investments and Net Other Assets 0.5%		Short-Term Investments and Net Other Assets 0.1%
* Foreign investments	8.3%	** Foreign investments	7.5%

Annual Report

Investments October 31, 2008

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.8%
Diversified Consumer Services - 0.5%
H&R Block, Inc.	2,443,000	$ 48,176
Hotels, Restaurants & Leisure - 3.6%
McDonald's Corp.	6,200,000	359,166
Household Durables - 0.8%
NVR, Inc. (a)	115,000	56,374
Snap-On, Inc.	250,000	9,238
Whirlpool Corp.	200,000	9,330
		74,942
Internet & Catalog Retail - 0.1%
Liberty Media Corp. - Interactive Series A (a)	1,500,000	7,320
Leisure Equipment & Products - 0.5%
Hasbro, Inc.	1,800,000	52,326
Media - 1.4%
Comcast Corp. Class A (special) (non-vtg.)	500,000	7,710
DISH Network Corp. Class A (a)	1,500,000	23,610
DreamWorks Animation SKG, Inc. Class A (a)	2,400,000	67,440
Virgin Media, Inc. (d)	7,000,000	40,320
		139,080
Specialty Retail - 0.1%
Sherwin-Williams Co.	200,000	11,382
Textiles, Apparel & Luxury Goods - 1.8%
Coach, Inc. (a)	1,400,000	28,840
NIKE, Inc. Class B	2,300,000	132,549
VF Corp.	267,000	14,712
		176,101
TOTAL CONSUMER DISCRETIONARY		868,493
CONSUMER STAPLES - 12.5%
Beverages - 3.2%
Anheuser-Busch Companies, Inc.	1,500,000	93,045
Coca-Cola Hellenic Bottling Co. SA sponsored ADR	905,130	12,762
InBev SA (d)	700,000	28,233
Molson Coors Brewing Co. Class B (d)	4,841,400	180,875
		314,915
Food & Staples Retailing - 4.3%
BJ's Wholesale Club, Inc. (a)	1,600,000	56,320
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Kroger Co.	6,800,000	$ 186,728
Wal-Mart Stores, Inc.	3,300,000	184,173
		427,221
Food Products - 1.7%
Ralcorp Holdings, Inc. (a)	1,300,000	87,984
Tyson Foods, Inc. Class A	9,400,000	82,156
		170,140
Tobacco - 3.3%
Altria Group, Inc.	16,750,000	321,433
TOTAL CONSUMER STAPLES		1,233,709
ENERGY - 13.1%
Energy Equipment & Services - 3.2%
ENSCO International, Inc.	2,502,500	95,120
Helmerich & Payne, Inc.	1,800,000	61,758
Noble Corp.	1,600,000	51,536
Patterson-UTI Energy, Inc.	2,100,000	27,867
Rowan Companies, Inc.	1,500,000	27,210
Tidewater, Inc.	1,200,000	52,332
		315,823
Oil, Gas & Consumable Fuels - 9.9%
Alpha Natural Resources, Inc. (a)	1,600,000	57,232
Apache Corp.	500,000	41,165
Chevron Corp.	1,700,000	126,820
Cimarex Energy Co.	700,000	28,322
ConocoPhillips	7,547,268	392,609
Enterprise Products Partners LP	218,984	5,343
Exxon Mobil Corp.	1,350,000	100,062
Valero Energy Corp.	8,000,000	164,640
Walter Industries, Inc.	1,500,000	58,125
		974,318
TOTAL ENERGY		1,290,141
FINANCIALS - 15.4%
Capital Markets - 2.4%
Goldman Sachs Group, Inc.	2,500,000	231,250
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - 1.3%
National City Corp.	4,000,000	$ 10,800
PNC Financial Services Group, Inc.	1,600,000	106,672
Wachovia Corp.	1,500,000	9,615
		127,087
Consumer Finance - 1.3%
Capital One Financial Corp.	3,300,000	129,096
Diversified Financial Services - 4.8%
JPMorgan Chase & Co.	11,300,000	466,123
KKR Financial Holdings LLC	2,633,562	10,166
		476,289
Insurance - 5.1%
ACE Ltd.	1,500,000	86,040
American International Group, Inc.	5,000,000	9,550
Axis Capital Holdings Ltd.	1,000,000	28,480
Berkshire Hathaway, Inc. Class B (a)	72,000	276,480
Loews Corp.	3,100,000	102,951
		503,501
Real Estate Investment Trusts - 0.5%
Public Storage	600,000	48,900
TOTAL FINANCIALS		1,516,123
HEALTH CARE - 13.7%
Biotechnology - 1.5%
Amgen, Inc. (a)	1,600,000	95,824
Gilead Sciences, Inc. (a)	1,000,000	45,850
		141,674
Health Care Equipment & Supplies - 1.9%
Baxter International, Inc.	800,000	48,392
Covidien Ltd.	3,200,000	141,728
		190,120
Health Care Providers & Services - 1.1%
Humana, Inc. (a)	2,256,113	66,758
Universal Health Services, Inc. Class B	1,000,000	42,040
		108,798
Pharmaceuticals - 9.2%
Abbott Laboratories	3,400,000	187,510
Alpharma, Inc. Class A (a)	400,000	12,524
Johnson & Johnson	4,500,000	276,030
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Pfizer, Inc.	17,000,000	$ 301,070
Warner Chilcott Ltd. (a)	800,000	11,096
Wyeth	3,700,000	119,066
		907,296
TOTAL HEALTH CARE		1,347,888
INDUSTRIALS - 9.5%
Aerospace & Defense - 3.6%
Northrop Grumman Corp.	6,450,000	302,441
Raytheon Co.	1,000,000	51,110
		353,551
Electrical Equipment - 0.3%
Cooper Industries Ltd. Class A	1,000,000	30,950
Industrial Conglomerates - 3.3%
General Electric Co.	5,000,000	97,550
Tyco International Ltd.	9,000,000	227,520
		325,070
Machinery - 1.9%
Cummins, Inc.	2,900,000	74,965
Ingersoll-Rand Co. Ltd. Class A	1,800,000	33,210
Navistar International Corp. (a)	2,323,700	69,990
Timken Co.	600,000	9,528
		187,693
Marine - 0.1%
Alexander & Baldwin, Inc.	74,000	2,361
Trading Companies & Distributors - 0.3%
W.W. Grainger, Inc.	400,000	31,428
TOTAL INDUSTRIALS		931,053
INFORMATION TECHNOLOGY - 15.7%
Communications Equipment - 0.1%
Foundry Networks, Inc. (a)	700,000	10,395
Computers & Peripherals - 10.2%
Hewlett-Packard Co.	10,650,000	407,682
International Business Machines Corp.	3,605,700	335,222
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
NCR Corp. (a)	3,182,610	$ 58,178
Western Digital Corp. (a)(e)	12,300,000	202,950
		1,004,032
Internet Software & Services - 0.3%
Sohu.com, Inc. (a)	500,000	27,470
IT Services - 1.9%
Accenture Ltd. Class A	3,700,000	122,285
Affiliated Computer Services, Inc. Class A (a)	1,100,000	45,100
Alliance Data Systems Corp. (a)	200,000	10,032
Perot Systems Corp. Class A (a)	800,000	11,512
		188,929
Semiconductors & Semiconductor Equipment - 0.2%
Altera Corp.	1,000,000	17,350
PMC-Sierra, Inc. (a)	888,800	4,160
		21,510
Software - 3.0%
CA, Inc.	1,500,000	26,700
Microsoft Corp.	2,200,000	49,126
Sybase, Inc. (a)	4,000,000	106,520
Symantec Corp. (a)	9,200,000	115,736
		298,082
TOTAL INFORMATION TECHNOLOGY		1,550,418
MATERIALS - 3.3%
Chemicals - 0.9%
Hercules, Inc.	444,475	7,472
The Mosaic Co.	2,200,000	86,702
		94,174
Containers & Packaging - 0.3%
Pactiv Corp. (a)	500,000	11,780
Rock-Tenn Co. Class A	447,055	13,595
		25,375
Metals & Mining - 2.1%
ArcelorMittal SA (NY Shares) Class A	2,100,000	55,125
Cliffs Natural Resources, Inc.	1,100,000	29,689
Nucor Corp.	500,000	20,255
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Reliance Steel & Aluminum Co.	1,000,000	$ 25,040
United States Steel Corp.	2,000,000	73,760
		203,869
TOTAL MATERIALS		323,418
TELECOMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 3.6%
AT&T, Inc.	3,494,750	93,554
CenturyTel, Inc.	800,000	20,088
Embarq Corp.	1,400,000	42,000
Level 3 Communications, Inc. (a)(d)	9,000,000	9,450
Verizon Communications, Inc.	6,400,000	189,888
		354,980
UTILITIES - 3.9%
Gas Utilities - 0.7%
Energen Corp.	2,000,000	67,140
Independent Power Producers & Energy Traders - 2.0%
AES Corp. (a)	12,000,000	95,640
NRG Energy, Inc. (a)	4,350,000	101,138
		196,778
Multi-Utilities - 1.2%
CMS Energy Corp.	5,800,000	59,450
PG&E Corp.	500,000	18,335
Sempra Energy	1,000,000	42,590
		120,375
TOTAL UTILITIES		384,293
TOTAL COMMON STOCKS (Cost $11,760,148)		9,800,516
Money Market Funds - 2.8%

Fidelity Cash Central Fund, 1.81% (b)	244,897,024	244,897
Fidelity Securities Lending Cash Central Fund, 2.67% (b)(c)	31,754,425	31,754
TOTAL MONEY MARKET FUNDS (Cost $276,651)		276,651
Cash Equivalents - 0.4%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.17%, dated 10/31/08 due 11/3/08 (Collateralized by U.S. Treasury Obligations) # (Cost $41,014)	$ 41,015	$ 41,014
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $12,077,813)		10,118,181
NET OTHER ASSETS - (2.7)%		(265,208)
NET ASSETS - 100%		$ 9,852,973
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$41,014,000 due 11/03/08 at 0.17%
BNP Paribas Securities Corp.	$ 9,790
Banc of America Securities LLC	22,989
Barclays Capital, Inc.	5,208
Credit Suisse Securities (USA) LLC	2,083
Deutsche Bank Securities, Inc.	944
$ 41,014
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 6,460
Fidelity Securities Lending Cash Central Fund	889
Total	$ 7,349
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Western Digital Corp.	$ 54,432	$ 342,577	$ 42,009	$ -	$ 202,950
Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $1,901,584,000 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2008

Assets
Investment in securities, at value (including securities loaned of $28,348 and repurchase agreements of $41,014) - See accompanying schedule: Unaffiliated issuers (cost $11,447,606)	$ 9,638,580
Fidelity Central Funds (cost $276,651)	276,651
Other affiliated issuers (cost $353,556)	202,950
Total Investments (cost $12,077,813)		$ 10,118,181
Receivable for investments sold		175,260
Receivable for fund shares sold		16,409
Dividends receivable		15,876
Distributions receivable from Fidelity Central Funds		616
Prepaid expenses		3
Other receivables		116
Total assets		10,326,461

Liabilities
Payable for investments purchased	$ 432,188
Payable for fund shares redeemed	2,300
Accrued management fee	4,432
Other affiliated payables	2,439
Other payables and accrued expenses	375
Collateral on securities loaned, at value	31,754
Total liabilities		473,488

Net Assets		$ 9,852,973
Net Assets consist of:
Paid in capital		$ 13,732,401
Undistributed net investment income		102,938
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,018,281)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(1,964,085)
Net Assets		$ 9,852,973

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	October 31, 2008

Disciplined Equity: Net Asset Value, offering price and redemption price per share ($9,804,023 ÷ 522,133 shares)	$ 18.78

Class K: Net Asset Value, offering price and redemption price per share ($48,950 ÷ 2,605 shares)	$ 18.79

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended October 31, 2008

Investment Income
Dividends		$ 228,282
Interest		401
Income from Fidelity Central Funds		7,349
Total income		236,032

Expenses
Management fee Basic fee	$ 66,872
Performance adjustment	8,214
Transfer agent fees	27,477
Accounting and security lending fees	1,398
Custodian fees and expenses	184
Independent trustees' compensation	52
Depreciation in deferred trustee compensation account	(1)
Registration fees	288
Audit	91
Legal	56
Interest	10
Miscellaneous	184
Total expenses before reductions	104,825
Expense reductions	(688)	104,137
Net investment income (loss)		131,895
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,865,423)
Other affiliated issuers	4,642
Foreign currency transactions	225
Futures contracts	(138,460)
Total net realized gain (loss)		(1,999,016)
Change in net unrealized appreciation (depreciation) on: Investment securities	(3,632,503)
Assets and liabilities in foreign currencies	68
Futures contracts	(5,524)
Total change in net unrealized appreciation (depreciation)		(3,637,959)
Net gain (loss)		(5,636,975)
Net increase (decrease) in net assets resulting from operations		$ (5,505,080)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2008	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 131,895	$ 83,076
Net realized gain (loss)	(1,999,016)	884,975
Change in net unrealized appreciation (depreciation)	(3,637,959)	635,830
Net increase (decrease) in net assets resulting from operations	(5,505,080)	1,603,881
Distributions to shareholders from net investment income	(93,304)	(47,969)
Distributions to shareholders from net realized gain	(872,035)	(628,643)
Total distributions	(965,339)	(676,612)
Share transactions - net increase (decrease)	4,841,711	2,860,307
Total increase (decrease) in net assets	(1,628,708)	3,787,576

Net Assets
Beginning of period	11,481,681	7,694,105
End of period (including undistributed net investment income of $102,938 and undistributed net investment income of $68,769, respectively)	$ 9,852,973	$ 11,481,681

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Disciplined Equity

Years ended October 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 33.37	$ 30.83	$ 26.71	$ 23.41	$ 21.78
Income from Investment Operations
Net investment income (loss) B	.29	.27	.22	.20 E	.12
Net realized and unrealized gain (loss)	(12.19)	4.95	4.08	3.28	1.62
Total from investment operations	(11.90)	5.22	4.30	3.48	1.74
Distributions from net investment income	(.26)	(.19)	(.18)	(.18)	(.11)
Distributions from net realized gain	(2.43)	(2.49)	-	-	-
Total distributions	(2.69)	(2.68)	(.18)	(.18)	(.11)
Net asset value, end of period	$ 18.78	$ 33.37	$ 30.83	$ 26.71	$ 23.41
Total Return A	(38.68)%	18.42%	16.16%	14.92%	8.03%
Ratios to Average Net Assets C,F
Expenses before reductions	.87%	.91%	.92%	.89%	.89%
Expenses net of fee waivers, if any	.87%	.91%	.92%	.89%	.89%
Expenses net of all reductions	.87%	.90%	.91%	.87%	.88%
Net investment income (loss)	1.10%	.88%	.76%	.79% E	.51%
Supplemental Data
Net assets, end of period (in millions)	$ 9,804	$ 11,482	$ 7,694	$ 5,845	$ 4,467
Portfolio turnover rate D	186%	152%	98%	80%	42%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .57%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Year ended October 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 27.38
Income from Investment Operations
Net investment income (loss) D	.12
Net realized and unrealized gain (loss)	(8.71)
Total from investment operations	(8.59)
Net asset value, end of period	$ 18.79
Total Return B,C	(31.37)%
Ratios to Average Net Assets E,H
Expenses before reductions	.71% A
Expenses net of fee waivers, if any	.71% A
Expenses net of all reductions	.71% A
Net investment income (loss)	1.30% A
Supplemental Data
Net assets, end of period (in millions)	$ 49
Portfolio turnover rate F	186%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2008

(Amounts in thousands except ratios)

1. Organization.

Fidelity Disciplined Equity Fund (the Fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. On January 17, 2008, the Board of Trustees of the Fund approved the creation of an additional class of shares. The Fund commenced sale of Class K shares and the existing class was designated Disciplined Equity on May 9, 2008. The Fund offers Disciplined Equity and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS). Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 350,759
Unrealized depreciation	(2,431,767)
Net unrealized appreciation (depreciation)	(2,081,008)
Undistributed ordinary income	103,267
Capital loss carryforward	(1,901,584)

Cost for federal income tax purposes	$ 12,199,189

The tax character of distributions paid was as follows:

	October 31, 2008	October 31, 2007

Ordinary Income	$ 333,742	$ 47,969
Long-term Capital Gains	631,597	628,643
Total	$ 965,339	$ 676,612

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

Annual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $26,171,618 and $22,034,534, respectively.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Disciplined Equity as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .63% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Disciplined Equity and asset-based fees of .05% of average net assets for Class K. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the transfer agent for Disciplined Equity shares. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Disciplined Equity	$ 27,474.23
Class K	3	.05 *
Total	$ 27,477

* Annualized

Accounting and Security Lending Fees. FSC, an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $299 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 29,832	2.33%	$ 6

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $24 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Security Lending - continued

associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $889.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $7,440. The weighted average interest rate was 3.20%. The interest expense amounted to $4 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $95 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Disciplined Equity	$ 580

FMR voluntarily agreed to reimburse a portion of Disciplined Equity's operating expenses. During the period, this reimbursement reduced the class' expenses by $13.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

11. Other - continued

At the end of the period, Fidelity Freedom 2020 and Fidelity Freedom 2030 were the owners of record of approximately 17% and 14%, respectively, of the total outstanding shares of the Fund. The Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 69% of the total outstanding shares of the Fund.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $479, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

During the period, Lehman Brothers Holdings, Inc. and certain of its affiliates (LBHI) sought protection under the insolvency laws of their jurisdictions of organization, including the United States, the United Kingdom and Japan. At the time LBHI's insolvency proceedings were instituted, the Fund had outstanding securities trades with counterparties affiliated with LBHI. As a result of the insolvency proceedings, LBHI is unable to fulfill its commitments and, in certain cases, the Fund may have terminated its trades and related agreements with the relevant entities and, where appropriate, is in the process of initiating claims for damages. FMR believes that the financial impact to the Fund relating to the terminated trades and agreements is immaterial.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

12. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2008	2007
From net investment income
Disciplined Equity	$ 93,304	$ 47,969

From net realized gain
Disciplined Equity	$ 872,035	$ 628,643

13. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2008 A	2007	2008 A	2007
Disciplined Equity
Shares sold	194,792	88,984	$ 5,037,304	$ 2,746,628
Conversion to Class K	(2,555)	-	(60,355)	-
Reinvestment of distributions	31,848	23,454	955,761	667,968
Shares redeemed	(45,999)	(17,968)	(1,152,480)	(554,289)
Net increase (decrease)	178,086	94,470	$ 4,780,230	$ 2,860,307
Class K
Shares sold	127	-	$ 2,643	$ -
Conversion from Disciplined Equity	2,553	-	60,355	-
Shares redeemed	(75)	-	(1,517)	-
Net increase (decrease)	2,605	-	$ 61,481	$ -

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Capital Trust and the Shareholders of Fidelity Disciplined Equity Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Disciplined Equity Fund (a fund of Fidelity Capital Trust) at October 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Disciplined Equity Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 22, 2008

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 220 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 379 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) include more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1978

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (60)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Alan J. Lacy (55)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Ned C. Lautenbach (64)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (64)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-
2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (64)

Year of Election or Appointment: 2005

Ms. Small is a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College and as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy. In addition, she served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (69)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President (1993-2000; 2002-
2003), CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, he is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (59)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (58)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-
present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Advisory Board Member and Executive Officers**:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (39)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Walter C. Donovan (46)

Year of Election or Appointment: 2007

Vice President of Fidelity's Equity Funds. Mr. Donovan also serves as President of FMR and FMR Co., Inc., and Executive Vice President of Fidelity Investments Money Management, Inc. (2007-present). Previously, Mr. Donovan served as Executive Vice President of FMR and FMR Co., Inc. (2005-2007) and Senior Vice President of FMR (2003-2005) and FMR Co., Inc. (2004-2005).

Bruce T. Herring (43)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Group Chief Investments Officer of FMR. Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds.

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

John B. McGinty, Jr. (46)

Year of Election or Appointment: 2008

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. McGinty is an employee of Fidelity Investments (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Kenneth A. Rathgeber (61)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-
present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present).

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)
Year of Election or Appointment: 2004 Assistant Treasurer of the Fidelity funds. Mr. Lydecker is an employee of Fidelity Investments.
Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

A total of .52% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates 12% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 48% of the dividend distributed in December during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	23,119,124,829.71	94.630
Withheld	1,311,945,572.61	5.370
TOTAL	24,431,070,402.32	100.000
Dennis J. Dirks
Affirmative	23,264,895,678.33	95.227
Withheld	1,166,174,723.99	4.773
TOTAL	24,431,070,402.32	100.000
Edward C. Johnson 3d
Affirmative	23,048,702,160.33	94.342
Withheld	1,382,368,241.99	5.658
TOTAL	24,431,070,402.32	100.000
Alan J. Lacy
Affirmative	23,227,703,560.69	95.074
Withheld	1,203,366,841.63	4.926
TOTAL	24,431,070,402.32	100.000
Ned C. Lautenbach
Affirmative	23,204,734,087.83	94.980
Withheld	1,226,336,314.49	5.020
TOTAL	24,431,070,402.32	100.000
Joseph Mauriello
Affirmative	23,241,851,999.48	95.132
Withheld	1,189,218,402.84	4.868
TOTAL	24,431,070,402.32	100.000
Cornelia M. Small
Affirmative	23,238,535,444.69	95.119
Withheld	1,192,534,957.63	4.881
TOTAL	24,431,070,402.32	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	23,115,529,078.86	94.615
Withheld	1,315,541,323.46	5.385
TOTAL	24,431,070,402.32	100.000
David M. Thomas
Affirmative	23,252,717,495.51	95.177
Withheld	1,178,352,906.81	4.823
TOTAL	24,431,070,402.32	100.000
Michael E. Wiley
Affirmative	23,205,390,737.79	94.983
Withheld	1,225,679,664.53	5.017
TOTAL	24,431,070,402.32	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	18,156,725,598.66	74.318
Against	4,525,430,963.48	18.523
Abstain	1,194,721,132.34	4.890
Broker Non-Votes	554,192,707.84	2.269
TOTAL	24,431,070,402.32	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Disciplined Equity Fund

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (Japan) Inc. and Fidelity Management & Research (Hong Kong) Limited, as well as amendments to the fund's agreement with Fidelity Management & Research (U.K.) Inc.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board further considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. (The fund did not offer Class K as of December 31, 2007.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Annual Report

Fidelity Disciplined Equity Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the first quartile for all the periods shown. The Board also stated that the investment performance of the fund compared favorably to its benchmark for all the periods shown.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how the fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG% of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Annual Report

Fidelity Disciplined Equity Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

In connection with the renewal of the fund's management contract, the Board also approved non-material amendments to the fund's management contract to clarify certain provisions regarding the calculation of the fund's performance adjustment.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's total expenses ranked below its competitive median for 2007.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Annual Report

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures and rationale for recommending different fees among categories of funds; and (vi) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Limited
Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc. (FIIOC)

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

FDE-UANN-1208
1.784777.105

Fidelity®

Disciplined Equity

Fund -
Class K

Annual Report

October 31, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Turmoil has been the watchword for the world's securities markets in 2008, with domestic and international stocks down sharply amid the global credit squeeze. A flight to quality boosted returns for U.S. Treasuries, one of the few asset classes with positive results heading into the latter stages of the year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2008	Past 1 year	Past 5 years	Past 10 years
Class KA	-38.64%	0.94%	1.81%

A The initial offering of Class K shares took place on May 9, 2008. Returns prior to May 9, 2008 are those of Disciplined Equity, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Disciplined Equity - Class K on October 31, 1998. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM (S&P 500®) Index performed over the same period. The initial offering of Class K took place on May 9, 2008. See above for additional information regarding the performance of Class K.

Annual Report

Management's Discussion of Fund Performance

Comments from Keith Quinton, Portfolio Manager of Fidelity® Disciplined Equity Fund

The U.S. equity markets quaked under the rising pressure of a global credit crisis during the 12 months ending October 31, 2008. As home values sunk, credit availability decreased and liquidity became increasingly scarce, the Standard & Poor's 500SM Index fell 36.10%. All 10 sectors in the S&P 500® were negative, led by a roughly 52% decline in financials. Information technology and materials both fell more than 40%, while the historically defensive consumer staples and health care sectors performed the best, dropping slightly more than 11% and 23%, respectively. In the last two months of the period, the U.S. economy took a turn for the worse, as several large financial institutions went bankrupt, were forced into acquisitions or were taken over by the U.S. government. The Federal Reserve Board facilitated many of these and other transactions, and also lowered the federal funds target rate twice in October, on top of the other rate cuts during the year, leaving it at 1.00%. The markets continued to perform erratically, however, and the U.S. unemployment rate reached a 14-year high in the last month of the period. The Dow Jones Industrial AverageSM declined 31.24% for the 12-month period - including its worst single-day point loss in September - while the technology-heavy NASDAQ Composite® Index dropped 39.35%.

For the one-year period, the fund's Class K shares trailed the S&P 500. (For specific class-level returns, please see the performance section of this shareholder report.) Holdings in energy, materials and industrials detracted from returns, along with stocks in utilities, health care and consumer staples. Returns were hurt by underestimating the impact of the financial crisis on investment bank Goldman Sachs, which the fund overweighted. U.S. Steel had a sharp loss, reflecting a drop in demand. Oil refiners Tesoro and Valero Energy saw profits compress with the tightening price spread between oil and gasoline. The fund's returns also were hurt by its underweighting of consumer staples company Procter & Gamble and Wells Fargo, the large bank, as both stocks performed better than I expected. The fund sold its shares in Tesoro, Procter & Gamble and Wells Fargo. Performance was boosted by a large overweighting in JPMorgan Chase, the bank that had received a nod of confidence in March when the Federal Reserve Board tapped it to help save financially troubled investment bank Bear Stearns. Fast-food restaurant McDonald's performed well and benefited from a period when people were looking to cut costs of eating out. Tobacco manufacturer Altria and not owning financial giant and index component Citigroup also paid off.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2008 to October 31, 2008) for Disciplined Equity and for the entire period (May 9, 2008 to October 31, 2008) for Class K. The hypothetical expense Example is based on an investment of $1,000 invested for the one half year period (May 1, 2008 to October 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value October 31, 2008	Expenses Paid During Period
Disciplined Equity	.86%
Actual		$ 1,000.00	$ 689.90	$ 3.65 B
Hypothetical A		$ 1,000.00	$ 1,020.81	$ 4.37 C
Class K	.71%
Actual		$ 1,000.00	$ 686.30	$ 2.88 B
Hypothetical A		$ 1,000.00	$ 1,021.57	$ 3.61 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio (shown in the table above); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period) for Disciplined Equity and multiplied by 176/366 (to reflect the period May 9, 2008 to October 31, 2008) for Class K.

C Hypothetical Expenses are equal to each Class' annualized expense ratio (shown in the table above); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	4.7	4.4
Hewlett-Packard Co.	4.1	3.9
ConocoPhillips	4.0	4.2
McDonald's Corp.	3.6	2.8
International Business Machines Corp.	3.4	3.3
Altria Group, Inc.	3.3	1.2
Northrop Grumman Corp.	3.1	1.5
Pfizer, Inc.	3.1	0.0
Berkshire Hathaway, Inc. Class B	2.8	1.3
Johnson & Johnson	2.8	3.3
	34.9
Top Five Market Sectors as of October 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	15.7	15.8
Financials	15.4	17.1
Health Care	13.7	11.0
Energy	13.1	13.5
Consumer Staples	12.5	10.6
Asset Allocation (% of fund's net assets)
As of October 31, 2008 *		As of April 30, 2008 **
	Stocks 99.5%		Stocks 99.9%
	Short-Term Investments and Net Other Assets 0.5%		Short-Term Investments and Net Other Assets 0.1%
* Foreign investments	8.3%	** Foreign investments	7.5%

Annual Report

Investments October 31, 2008

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.8%
Diversified Consumer Services - 0.5%
H&R Block, Inc.	2,443,000	$ 48,176
Hotels, Restaurants & Leisure - 3.6%
McDonald's Corp.	6,200,000	359,166
Household Durables - 0.8%
NVR, Inc. (a)	115,000	56,374
Snap-On, Inc.	250,000	9,238
Whirlpool Corp.	200,000	9,330
		74,942
Internet & Catalog Retail - 0.1%
Liberty Media Corp. - Interactive Series A (a)	1,500,000	7,320
Leisure Equipment & Products - 0.5%
Hasbro, Inc.	1,800,000	52,326
Media - 1.4%
Comcast Corp. Class A (special) (non-vtg.)	500,000	7,710
DISH Network Corp. Class A (a)	1,500,000	23,610
DreamWorks Animation SKG, Inc. Class A (a)	2,400,000	67,440
Virgin Media, Inc. (d)	7,000,000	40,320
		139,080
Specialty Retail - 0.1%
Sherwin-Williams Co.	200,000	11,382
Textiles, Apparel & Luxury Goods - 1.8%
Coach, Inc. (a)	1,400,000	28,840
NIKE, Inc. Class B	2,300,000	132,549
VF Corp.	267,000	14,712
		176,101
TOTAL CONSUMER DISCRETIONARY		868,493
CONSUMER STAPLES - 12.5%
Beverages - 3.2%
Anheuser-Busch Companies, Inc.	1,500,000	93,045
Coca-Cola Hellenic Bottling Co. SA sponsored ADR	905,130	12,762
InBev SA (d)	700,000	28,233
Molson Coors Brewing Co. Class B (d)	4,841,400	180,875
		314,915
Food & Staples Retailing - 4.3%
BJ's Wholesale Club, Inc. (a)	1,600,000	56,320
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Kroger Co.	6,800,000	$ 186,728
Wal-Mart Stores, Inc.	3,300,000	184,173
		427,221
Food Products - 1.7%
Ralcorp Holdings, Inc. (a)	1,300,000	87,984
Tyson Foods, Inc. Class A	9,400,000	82,156
		170,140
Tobacco - 3.3%
Altria Group, Inc.	16,750,000	321,433
TOTAL CONSUMER STAPLES		1,233,709
ENERGY - 13.1%
Energy Equipment & Services - 3.2%
ENSCO International, Inc.	2,502,500	95,120
Helmerich & Payne, Inc.	1,800,000	61,758
Noble Corp.	1,600,000	51,536
Patterson-UTI Energy, Inc.	2,100,000	27,867
Rowan Companies, Inc.	1,500,000	27,210
Tidewater, Inc.	1,200,000	52,332
		315,823
Oil, Gas & Consumable Fuels - 9.9%
Alpha Natural Resources, Inc. (a)	1,600,000	57,232
Apache Corp.	500,000	41,165
Chevron Corp.	1,700,000	126,820
Cimarex Energy Co.	700,000	28,322
ConocoPhillips	7,547,268	392,609
Enterprise Products Partners LP	218,984	5,343
Exxon Mobil Corp.	1,350,000	100,062
Valero Energy Corp.	8,000,000	164,640
Walter Industries, Inc.	1,500,000	58,125
		974,318
TOTAL ENERGY		1,290,141
FINANCIALS - 15.4%
Capital Markets - 2.4%
Goldman Sachs Group, Inc.	2,500,000	231,250
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - 1.3%
National City Corp.	4,000,000	$ 10,800
PNC Financial Services Group, Inc.	1,600,000	106,672
Wachovia Corp.	1,500,000	9,615
		127,087
Consumer Finance - 1.3%
Capital One Financial Corp.	3,300,000	129,096
Diversified Financial Services - 4.8%
JPMorgan Chase & Co.	11,300,000	466,123
KKR Financial Holdings LLC	2,633,562	10,166
		476,289
Insurance - 5.1%
ACE Ltd.	1,500,000	86,040
American International Group, Inc.	5,000,000	9,550
Axis Capital Holdings Ltd.	1,000,000	28,480
Berkshire Hathaway, Inc. Class B (a)	72,000	276,480
Loews Corp.	3,100,000	102,951
		503,501
Real Estate Investment Trusts - 0.5%
Public Storage	600,000	48,900
TOTAL FINANCIALS		1,516,123
HEALTH CARE - 13.7%
Biotechnology - 1.5%
Amgen, Inc. (a)	1,600,000	95,824
Gilead Sciences, Inc. (a)	1,000,000	45,850
		141,674
Health Care Equipment & Supplies - 1.9%
Baxter International, Inc.	800,000	48,392
Covidien Ltd.	3,200,000	141,728
		190,120
Health Care Providers & Services - 1.1%
Humana, Inc. (a)	2,256,113	66,758
Universal Health Services, Inc. Class B	1,000,000	42,040
		108,798
Pharmaceuticals - 9.2%
Abbott Laboratories	3,400,000	187,510
Alpharma, Inc. Class A (a)	400,000	12,524
Johnson & Johnson	4,500,000	276,030
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Pfizer, Inc.	17,000,000	$ 301,070
Warner Chilcott Ltd. (a)	800,000	11,096
Wyeth	3,700,000	119,066
		907,296
TOTAL HEALTH CARE		1,347,888
INDUSTRIALS - 9.5%
Aerospace & Defense - 3.6%
Northrop Grumman Corp.	6,450,000	302,441
Raytheon Co.	1,000,000	51,110
		353,551
Electrical Equipment - 0.3%
Cooper Industries Ltd. Class A	1,000,000	30,950
Industrial Conglomerates - 3.3%
General Electric Co.	5,000,000	97,550
Tyco International Ltd.	9,000,000	227,520
		325,070
Machinery - 1.9%
Cummins, Inc.	2,900,000	74,965
Ingersoll-Rand Co. Ltd. Class A	1,800,000	33,210
Navistar International Corp. (a)	2,323,700	69,990
Timken Co.	600,000	9,528
		187,693
Marine - 0.1%
Alexander & Baldwin, Inc.	74,000	2,361
Trading Companies & Distributors - 0.3%
W.W. Grainger, Inc.	400,000	31,428
TOTAL INDUSTRIALS		931,053
INFORMATION TECHNOLOGY - 15.7%
Communications Equipment - 0.1%
Foundry Networks, Inc. (a)	700,000	10,395
Computers & Peripherals - 10.2%
Hewlett-Packard Co.	10,650,000	407,682
International Business Machines Corp.	3,605,700	335,222
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
NCR Corp. (a)	3,182,610	$ 58,178
Western Digital Corp. (a)(e)	12,300,000	202,950
		1,004,032
Internet Software & Services - 0.3%
Sohu.com, Inc. (a)	500,000	27,470
IT Services - 1.9%
Accenture Ltd. Class A	3,700,000	122,285
Affiliated Computer Services, Inc. Class A (a)	1,100,000	45,100
Alliance Data Systems Corp. (a)	200,000	10,032
Perot Systems Corp. Class A (a)	800,000	11,512
		188,929
Semiconductors & Semiconductor Equipment - 0.2%
Altera Corp.	1,000,000	17,350
PMC-Sierra, Inc. (a)	888,800	4,160
		21,510
Software - 3.0%
CA, Inc.	1,500,000	26,700
Microsoft Corp.	2,200,000	49,126
Sybase, Inc. (a)	4,000,000	106,520
Symantec Corp. (a)	9,200,000	115,736
		298,082
TOTAL INFORMATION TECHNOLOGY		1,550,418
MATERIALS - 3.3%
Chemicals - 0.9%
Hercules, Inc.	444,475	7,472
The Mosaic Co.	2,200,000	86,702
		94,174
Containers & Packaging - 0.3%
Pactiv Corp. (a)	500,000	11,780
Rock-Tenn Co. Class A	447,055	13,595
		25,375
Metals & Mining - 2.1%
ArcelorMittal SA (NY Shares) Class A	2,100,000	55,125
Cliffs Natural Resources, Inc.	1,100,000	29,689
Nucor Corp.	500,000	20,255
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Reliance Steel & Aluminum Co.	1,000,000	$ 25,040
United States Steel Corp.	2,000,000	73,760
		203,869
TOTAL MATERIALS		323,418
TELECOMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 3.6%
AT&T, Inc.	3,494,750	93,554
CenturyTel, Inc.	800,000	20,088
Embarq Corp.	1,400,000	42,000
Level 3 Communications, Inc. (a)(d)	9,000,000	9,450
Verizon Communications, Inc.	6,400,000	189,888
		354,980
UTILITIES - 3.9%
Gas Utilities - 0.7%
Energen Corp.	2,000,000	67,140
Independent Power Producers & Energy Traders - 2.0%
AES Corp. (a)	12,000,000	95,640
NRG Energy, Inc. (a)	4,350,000	101,138
		196,778
Multi-Utilities - 1.2%
CMS Energy Corp.	5,800,000	59,450
PG&E Corp.	500,000	18,335
Sempra Energy	1,000,000	42,590
		120,375
TOTAL UTILITIES		384,293
TOTAL COMMON STOCKS (Cost $11,760,148)		9,800,516
Money Market Funds - 2.8%

Fidelity Cash Central Fund, 1.81% (b)	244,897,024	244,897
Fidelity Securities Lending Cash Central Fund, 2.67% (b)(c)	31,754,425	31,754
TOTAL MONEY MARKET FUNDS (Cost $276,651)		276,651
Cash Equivalents - 0.4%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.17%, dated 10/31/08 due 11/3/08 (Collateralized by U.S. Treasury Obligations) # (Cost $41,014)	$ 41,015	$ 41,014
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $12,077,813)		10,118,181
NET OTHER ASSETS - (2.7)%		(265,208)
NET ASSETS - 100%		$ 9,852,973
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$41,014,000 due 11/03/08 at 0.17%
BNP Paribas Securities Corp.	$ 9,790
Banc of America Securities LLC	22,989
Barclays Capital, Inc.	5,208
Credit Suisse Securities (USA) LLC	2,083
Deutsche Bank Securities, Inc.	944
$ 41,014
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 6,460
Fidelity Securities Lending Cash Central Fund	889
Total	$ 7,349
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Western Digital Corp.	$ 54,432	$ 342,577	$ 42,009	$ -	$ 202,950
Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $1,901,584,000 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2008

Assets
Investment in securities, at value (including securities loaned of $28,348 and repurchase agreements of $41,014) - See accompanying schedule: Unaffiliated issuers (cost $11,447,606)	$ 9,638,580
Fidelity Central Funds (cost $276,651)	276,651
Other affiliated issuers (cost $353,556)	202,950
Total Investments (cost $12,077,813)		$ 10,118,181
Receivable for investments sold		175,260
Receivable for fund shares sold		16,409
Dividends receivable		15,876
Distributions receivable from Fidelity Central Funds		616
Prepaid expenses		3
Other receivables		116
Total assets		10,326,461

Liabilities
Payable for investments purchased	$ 432,188
Payable for fund shares redeemed	2,300
Accrued management fee	4,432
Other affiliated payables	2,439
Other payables and accrued expenses	375
Collateral on securities loaned, at value	31,754
Total liabilities		473,488

Net Assets		$ 9,852,973
Net Assets consist of:
Paid in capital		$ 13,732,401
Undistributed net investment income		102,938
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,018,281)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(1,964,085)
Net Assets		$ 9,852,973

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	October 31, 2008

Disciplined Equity: Net Asset Value, offering price and redemption price per share ($9,804,023 ÷ 522,133 shares)	$ 18.78

Class K: Net Asset Value, offering price and redemption price per share ($48,950 ÷ 2,605 shares)	$ 18.79

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended October 31, 2008

Investment Income
Dividends		$ 228,282
Interest		401
Income from Fidelity Central Funds		7,349
Total income		236,032

Expenses
Management fee Basic fee	$ 66,872
Performance adjustment	8,214
Transfer agent fees	27,477
Accounting and security lending fees	1,398
Custodian fees and expenses	184
Independent trustees' compensation	52
Depreciation in deferred trustee compensation account	(1)
Registration fees	288
Audit	91
Legal	56
Interest	10
Miscellaneous	184
Total expenses before reductions	104,825
Expense reductions	(688)	104,137
Net investment income (loss)		131,895
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,865,423)
Other affiliated issuers	4,642
Foreign currency transactions	225
Futures contracts	(138,460)
Total net realized gain (loss)		(1,999,016)
Change in net unrealized appreciation (depreciation) on: Investment securities	(3,632,503)
Assets and liabilities in foreign currencies	68
Futures contracts	(5,524)
Total change in net unrealized appreciation (depreciation)		(3,637,959)
Net gain (loss)		(5,636,975)
Net increase (decrease) in net assets resulting from operations		$ (5,505,080)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2008	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 131,895	$ 83,076
Net realized gain (loss)	(1,999,016)	884,975
Change in net unrealized appreciation (depreciation)	(3,637,959)	635,830
Net increase (decrease) in net assets resulting from operations	(5,505,080)	1,603,881
Distributions to shareholders from net investment income	(93,304)	(47,969)
Distributions to shareholders from net realized gain	(872,035)	(628,643)
Total distributions	(965,339)	(676,612)
Share transactions - net increase (decrease)	4,841,711	2,860,307
Total increase (decrease) in net assets	(1,628,708)	3,787,576

Net Assets
Beginning of period	11,481,681	7,694,105
End of period (including undistributed net investment income of $102,938 and undistributed net investment income of $68,769, respectively)	$ 9,852,973	$ 11,481,681

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Disciplined Equity

Years ended October 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 33.37	$ 30.83	$ 26.71	$ 23.41	$ 21.78
Income from Investment Operations
Net investment income (loss) B	.29	.27	.22	.20 E	.12
Net realized and unrealized gain (loss)	(12.19)	4.95	4.08	3.28	1.62
Total from investment operations	(11.90)	5.22	4.30	3.48	1.74
Distributions from net investment income	(.26)	(.19)	(.18)	(.18)	(.11)
Distributions from net realized gain	(2.43)	(2.49)	-	-	-
Total distributions	(2.69)	(2.68)	(.18)	(.18)	(.11)
Net asset value, end of period	$ 18.78	$ 33.37	$ 30.83	$ 26.71	$ 23.41
Total Return A	(38.68)%	18.42%	16.16%	14.92%	8.03%
Ratios to Average Net Assets C,F
Expenses before reductions	.87%	.91%	.92%	.89%	.89%
Expenses net of fee waivers, if any	.87%	.91%	.92%	.89%	.89%
Expenses net of all reductions	.87%	.90%	.91%	.87%	.88%
Net investment income (loss)	1.10%	.88%	.76%	.79% E	.51%
Supplemental Data
Net assets, end of period (in millions)	$ 9,804	$ 11,482	$ 7,694	$ 5,845	$ 4,467
Portfolio turnover rate D	186%	152%	98%	80%	42%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .57%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Year ended October 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 27.38
Income from Investment Operations
Net investment income (loss) D	.12
Net realized and unrealized gain (loss)	(8.71)
Total from investment operations	(8.59)
Net asset value, end of period	$ 18.79
Total Return B,C	(31.37)%
Ratios to Average Net Assets E,H
Expenses before reductions	.71% A
Expenses net of fee waivers, if any	.71% A
Expenses net of all reductions	.71% A
Net investment income (loss)	1.30% A
Supplemental Data
Net assets, end of period (in millions)	$ 49
Portfolio turnover rate F	186%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2008

(Amounts in thousands except ratios)

1. Organization.

Fidelity Disciplined Equity Fund (the Fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. On January 17, 2008, the Board of Trustees of the Fund approved the creation of an additional class of shares. The Fund commenced sale of Class K shares and the existing class was designated Disciplined Equity on May 9, 2008. The Fund offers Disciplined Equity and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS). Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 350,759
Unrealized depreciation	(2,431,767)
Net unrealized appreciation (depreciation)	(2,081,008)
Undistributed ordinary income	103,267
Capital loss carryforward	(1,901,584)

Cost for federal income tax purposes	$ 12,199,189

The tax character of distributions paid was as follows:

	October 31, 2008	October 31, 2007

Ordinary Income	$ 333,742	$ 47,969
Long-term Capital Gains	631,597	628,643
Total	$ 965,339	$ 676,612

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

Annual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $26,171,618 and $22,034,534, respectively.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Disciplined Equity as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .63% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Disciplined Equity and asset-based fees of .05% of average net assets for Class K. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the transfer agent for Disciplined Equity shares. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Disciplined Equity	$ 27,474.23
Class K	3	.05 *
Total	$ 27,477

* Annualized

Accounting and Security Lending Fees. FSC, an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $299 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 29,832	2.33%	$ 6

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $24 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Security Lending - continued

associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $889.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $7,440. The weighted average interest rate was 3.20%. The interest expense amounted to $4 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $95 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Disciplined Equity	$ 580

FMR voluntarily agreed to reimburse a portion of Disciplined Equity's operating expenses. During the period, this reimbursement reduced the class' expenses by $13.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

11. Other - continued

At the end of the period, Fidelity Freedom 2020 and Fidelity Freedom 2030 were the owners of record of approximately 17% and 14%, respectively, of the total outstanding shares of the Fund. The Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 69% of the total outstanding shares of the Fund.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $479, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

During the period, Lehman Brothers Holdings, Inc. and certain of its affiliates (LBHI) sought protection under the insolvency laws of their jurisdictions of organization, including the United States, the United Kingdom and Japan. At the time LBHI's insolvency proceedings were instituted, the Fund had outstanding securities trades with counterparties affiliated with LBHI. As a result of the insolvency proceedings, LBHI is unable to fulfill its commitments and, in certain cases, the Fund may have terminated its trades and related agreements with the relevant entities and, where appropriate, is in the process of initiating claims for damages. FMR believes that the financial impact to the Fund relating to the terminated trades and agreements is immaterial.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

12. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2008	2007
From net investment income
Disciplined Equity	$ 93,304	$ 47,969

From net realized gain
Disciplined Equity	$ 872,035	$ 628,643

13. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2008 A	2007	2008 A	2007
Disciplined Equity
Shares sold	194,792	88,984	$ 5,037,304	$ 2,746,628
Conversion to Class K	(2,555)	-	(60,355)	-
Reinvestment of distributions	31,848	23,454	955,761	667,968
Shares redeemed	(45,999)	(17,968)	(1,152,480)	(554,289)
Net increase (decrease)	178,086	94,470	$ 4,780,230	$ 2,860,307
Class K
Shares sold	127	-	$ 2,643	$ -
Conversion from Disciplined Equity	2,553	-	60,355	-
Shares redeemed	(75)	-	(1,517)	-
Net increase (decrease)	2,605	-	$ 61,481	$ -

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Capital Trust and the Shareholders of Fidelity Disciplined Equity Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Disciplined Equity Fund (a fund of Fidelity Capital Trust) at October 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Disciplined Equity Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 22, 2008

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 220 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 379 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) include more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1978

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (60)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Alan J. Lacy (55)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Ned C. Lautenbach (64)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (64)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-
2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (64)

Year of Election or Appointment: 2005

Ms. Small is a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College and as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy. In addition, she served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (69)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President (1993-2000; 2002-
2003), CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, he is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (59)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (58)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-
present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Advisory Board Member and Executive Officers**:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (39)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Walter C. Donovan (46)

Year of Election or Appointment: 2007

Vice President of Fidelity's Equity Funds. Mr. Donovan also serves as President of FMR and FMR Co., Inc., and Executive Vice President of Fidelity Investments Money Management, Inc. (2007-present). Previously, Mr. Donovan served as Executive Vice President of FMR and FMR Co., Inc. (2005-2007) and Senior Vice President of FMR (2003-2005) and FMR Co., Inc. (2004-2005).

Bruce T. Herring (43)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Group Chief Investments Officer of FMR. Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds.

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

John B. McGinty, Jr. (46)

Year of Election or Appointment: 2008

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. McGinty is an employee of Fidelity Investments (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Kenneth A. Rathgeber (61)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-
present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present).

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)
Year of Election or Appointment: 2004 Assistant Treasurer of the Fidelity funds. Mr. Lydecker is an employee of Fidelity Investments.
Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

A total of .52% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates 12% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 48% of the dividend distributed in December during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	23,119,124,829.71	94.630
Withheld	1,311,945,572.61	5.370
TOTAL	24,431,070,402.32	100.000
Dennis J. Dirks
Affirmative	23,264,895,678.33	95.227
Withheld	1,166,174,723.99	4.773
TOTAL	24,431,070,402.32	100.000
Edward C. Johnson 3d
Affirmative	23,048,702,160.33	94.342
Withheld	1,382,368,241.99	5.658
TOTAL	24,431,070,402.32	100.000
Alan J. Lacy
Affirmative	23,227,703,560.69	95.074
Withheld	1,203,366,841.63	4.926
TOTAL	24,431,070,402.32	100.000
Ned C. Lautenbach
Affirmative	23,204,734,087.83	94.980
Withheld	1,226,336,314.49	5.020
TOTAL	24,431,070,402.32	100.000
Joseph Mauriello
Affirmative	23,241,851,999.48	95.132
Withheld	1,189,218,402.84	4.868
TOTAL	24,431,070,402.32	100.000
Cornelia M. Small
Affirmative	23,238,535,444.69	95.119
Withheld	1,192,534,957.63	4.881
TOTAL	24,431,070,402.32	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	23,115,529,078.86	94.615
Withheld	1,315,541,323.46	5.385
TOTAL	24,431,070,402.32	100.000
David M. Thomas
Affirmative	23,252,717,495.51	95.177
Withheld	1,178,352,906.81	4.823
TOTAL	24,431,070,402.32	100.000
Michael E. Wiley
Affirmative	23,205,390,737.79	94.983
Withheld	1,225,679,664.53	5.017
TOTAL	24,431,070,402.32	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	18,156,725,598.66	74.318
Against	4,525,430,963.48	18.523
Abstain	1,194,721,132.34	4.890
Broker Non-Votes	554,192,707.84	2.269
TOTAL	24,431,070,402.32	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Disciplined Equity Fund

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (Japan) Inc. and Fidelity Management & Research (Hong Kong) Limited, as well as amendments to the fund's agreement with Fidelity Management & Research (U.K.) Inc.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board further considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. (The fund did not offer Class K as of December 31, 2007.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Annual Report

Fidelity Disciplined Equity Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the first quartile for all the periods shown. The Board also stated that the investment performance of the fund compared favorably to its benchmark for all the periods shown.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how the fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG% of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Annual Report

Fidelity Disciplined Equity Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

In connection with the renewal of the fund's management contract, the Board also approved non-material amendments to the fund's management contract to clarify certain provisions regarding the calculation of the fund's performance adjustment.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's total expenses ranked below its competitive median for 2007.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Annual Report

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures and rationale for recommending different fees among categories of funds; and (vi) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments
Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc. (FIIOC)

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

FDE-K-UANN-1208
1.863074.100

Fidelity®

Focused Stock

Fund

Annual Report

October 31, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Turmoil has been the watchword for the world's securities markets in 2008, with domestic and international stocks down sharply amid the global credit squeeze. A flight to quality boosted returns for U.S. Treasuries, one of the few asset classes with positive results heading into the latter stages of the year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2008	Past 1 year	Past 5 years	Past 10 years A
Fidelity® Focused Stock Fund	-29.58%	5.65%	1.42%

A Prior to December 29, 2001, Focused Stock operated under certain different investment policies. The fund's historical performance may not represent its current investment policies.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Focused Stock Fund on October 31, 1998. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index (S&P 500®) performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Stephen DuFour, Portfolio Manager of Fidelity® Focused Stock Fund

The U.S. equity markets quaked under the rising pressure of a global credit crisis during the 12 months ending October 31, 2008. As home values sunk, credit availability decreased and liquidity became increasingly scarce, the Standard & Poor's 500SM Index fell 36.10%. All 10 sectors in the S&P 500® were negative, led by a roughly 52% decline in financials. Information technology and materials both fell more than 40%, while the historically defensive consumer staples and health care sectors performed the best, dropping slightly more than 11% and 23%, respectively. In the last two months of the period, the U.S. economy took a turn for the worse, as several large financial institutions went bankrupt, were forced into acquisitions or were taken over by the U.S. government. The Federal Reserve Board facilitated many of these and other transactions, and also lowered the federal funds target rate twice in October, on top of the other rate cuts during the year, leaving it at 1.00%. The markets continued to perform erratically, however, and the U.S. unemployment rate reached a 14-year high in the last month of the period. The Dow Jones Industrial AverageSM declined 31.24% for the 12-month period - including its worst single-day point loss in September - while the technology-heavy NASDAQ Composite® Index dropped 39.35%.

For the year, the fund fell 29.58%, outpacing the return of the S&P 500. Strong stock selection in energy and financials drove the majority of the fund's relative performance. An out-of-benchmark position in James River Coal was the fund's top contributor, with demand increasing for this resource while natural gas prices remained high. U.S.-based natural gas companies Southwestern Energy, Range Resources and Cabot Oil & Gas also profited from high natural gas prices, though more directly. I sold all of these energy stocks except Southwestern Energy. In financials, I built a position in Bank of America in the second half of the period, which helped. The fund also was buoyed by its cash position. On the downside, stock and market selection in information technology - specifically among software/services and technology hardware/equipment names - was detrimental. Google was the fund's biggest individual detractor. An average underweighting in software giant Microsoft hurt as well. Masco Corporation, a manufacturer, distributor and installer of home improvement products, was a disappointment, as was Ireland-based biopharmaceutical company Elan, an out-of-index holding that I sold by period end. An overweighting and stock picks in materials also hurt, as did underweighting consumer staples.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2008 to October 31, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Expenses Paid During Period* May 1, 2008 to October 31, 2008
Actual	1.00%	$ 1,000.00	$ 758.90	$ 4.42
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,020.11	$ 5.08

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Union Pacific Corp.	6.8	1.3
Wells Fargo & Co.	5.3	0.0
Bank of America Corp.	5.2	0.0
Wal-Mart Stores, Inc.	5.2	1.4
VF Corp.	5.0	0.0
Google, Inc. Class A (sub. vtg.)	4.3	3.6
Apple, Inc.	4.0	4.0
Oracle Corp.	3.7	0.9
FMC Corp.	3.0	1.0
Bristol-Myers Squibb Co.	3.0	0.0
	45.5
Top Five Market Sectors as of October 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	17.4	13.9
Financials	17.1	20.4
Health Care	14.7	7.9
Industrials	11.3	14.9
Consumer Staples	11.0	4.7
Asset Allocation (% of fund's net assets)
As of October 31, 2008 *		As of April 30, 2008 **
	Stocks 92.1%		Stocks 98.8%
	Short-Term Investments and Net Other Assets 7.9%		Short-Term Investments and Net Other Assets 1.2%
* Foreign investments	3.1%	** Foreign investments	5.3%

Annual Report

Investments October 31, 2008

Showing Percentage of Net Assets

Common Stocks - 92.1%
	Shares	Value
CONSUMER DISCRETIONARY - 10.0%
Automobiles - 0.3%
Toyota Motor Corp. sponsored ADR	4,100	$ 311,969
Household Durables - 3.6%
Meritage Homes Corp. (a)	48,000	659,040
Pulte Homes, Inc.	257,100	2,864,094
		3,523,134
Internet & Catalog Retail - 1.1%
Amazon.com, Inc. (a)	18,000	1,030,320
Textiles, Apparel & Luxury Goods - 5.0%
VF Corp. (d)	88,300	4,865,330
TOTAL CONSUMER DISCRETIONARY		9,730,753
CONSUMER STAPLES - 11.0%
Beverages - 1.6%
The Coca-Cola Co.	36,000	1,586,160
Food & Staples Retailing - 5.2%
Wal-Mart Stores, Inc.	89,400	4,989,414
Household Products - 1.4%
Procter & Gamble Co.	21,000	1,355,340
Tobacco - 2.8%
Philip Morris International, Inc.	62,000	2,695,140
TOTAL CONSUMER STAPLES		10,626,054
ENERGY - 5.6%
Oil, Gas & Consumable Fuels - 5.6%
Chevron Corp.	19,000	1,417,400
Exxon Mobil Corp.	27,800	2,060,536
Southwestern Energy Co. (a)	54,800	1,951,976
		5,429,912
FINANCIALS - 17.1%
Commercial Banks - 6.0%
PNC Financial Services Group, Inc.	11,000	733,370
Wells Fargo & Co.	150,400	5,121,120
		5,854,490
Consumer Finance - 2.5%
Capital One Financial Corp. (d)	63,200	2,472,384
Diversified Financial Services - 5.2%
Bank of America Corp.	208,100	5,029,777
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 3.4%
The Travelers Companies, Inc.	40,000	$ 1,702,000
W.R. Berkley Corp.	58,900	1,547,303
		3,249,303
TOTAL FINANCIALS		16,605,954
HEALTH CARE - 14.7%
Biotechnology - 4.1%
Amgen, Inc. (a)	33,000	1,976,370
Genzyme Corp. (a)	7,000	510,160
Gilead Sciences, Inc. (a)	32,000	1,467,200
		3,953,730
Health Care Equipment & Supplies - 1.9%
Baxter International, Inc.	31,000	1,875,190
Pharmaceuticals - 8.7%
AstraZeneca PLC sponsored ADR (d)	40,000	1,698,400
Bristol-Myers Squibb Co.	140,000	2,877,000
Johnson & Johnson	46,000	2,821,640
Novartis AG sponsored ADR	19,000	968,810
		8,365,850
TOTAL HEALTH CARE		14,194,770
INDUSTRIALS - 11.3%
Building Products - 1.6%
Masco Corp.	156,000	1,583,400
Machinery - 2.9%
PACCAR, Inc.	94,900	2,774,876
Road & Rail - 6.8%
Union Pacific Corp.	98,300	6,563,491
TOTAL INDUSTRIALS		10,921,767
INFORMATION TECHNOLOGY - 17.4%
Communications Equipment - 2.3%
QUALCOMM, Inc.	58,600	2,242,036
Computers & Peripherals - 4.0%
Apple, Inc. (a)	36,000	3,873,240
Internet Software & Services - 4.3%
Google, Inc. Class A (sub. vtg.) (a)	11,450	4,114,672
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 6.8%
Electronic Arts, Inc. (a)	9,000	$ 205,020
Microsoft Corp.	126,000	2,813,580
Oracle Corp. (a)	197,500	3,612,275
		6,630,875
TOTAL INFORMATION TECHNOLOGY		16,860,823
MATERIALS - 3.0%
Chemicals - 3.0%
FMC Corp.	67,400	2,934,596
UTILITIES - 2.0%
Gas Utilities - 2.0%
Questar Corp.	57,000	1,964,220
TOTAL COMMON STOCKS (Cost $91,836,244)		89,268,849
Money Market Funds - 18.9%

Fidelity Cash Central Fund, 1.81% (b)	11,558,014	11,558,014
Fidelity Securities Lending Cash Central Fund, 2.67% (b)(c)	6,708,900	6,708,900
TOTAL MONEY MARKET FUNDS (Cost $18,266,914)		18,266,914
TOTAL INVESTMENT PORTFOLIO - 111.0% (Cost $110,103,158)		107,535,763
NET OTHER ASSETS - (11.0)%		(10,665,431)
NET ASSETS - 100%		$ 96,870,332
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 185,376
Fidelity Securities Lending Cash Central Fund	30,221
Total	$ 215,597
Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $15,579,109 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2008

Assets
Investment in securities, at value (including securities loaned of $6,602,874) - See accompanying schedule: Unaffiliated issuers (cost $91,836,244)	$ 89,268,849
Fidelity Central Funds (cost $18,266,914)	18,266,914
Total Investments (cost $110,103,158)		$ 107,535,763
Foreign currency held at value (cost $4)		3
Receivable for investments sold		3,793,154
Receivable for fund shares sold		478,710
Dividends receivable		82,144
Distributions receivable from Fidelity Central Funds		23,868
Prepaid expenses		23
Receivable from investment adviser for expense reductions		27,183
Other receivables		1,664
Total assets		111,942,512

Liabilities
Payable for investments purchased	$ 8,180,050
Payable for fund shares redeemed	53,971
Accrued management fee	58,817
Other affiliated payables	30,182
Other payables and accrued expenses	40,260
Collateral on securities loaned, at value	6,708,900
Total liabilities		15,072,180

Net Assets		$ 96,870,332
Net Assets consist of:
Paid in capital		$ 120,629,186
Undistributed net investment income		422,974
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(21,614,432)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(2,567,396)
Net Assets, for 9,863,745 shares outstanding		$ 96,870,332
Net Asset Value, offering price and redemption price per share ($96,870,332 ÷ 9,863,745 shares)		$ 9.82

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended October 31, 2008

Investment Income
Dividends		$ 1,256,448
Interest		3,909
Income from Fidelity Central Funds		215,597
Total income		1,475,954

Expenses
Management fee Basic fee	$ 486,309
Performance adjustment	165,824
Transfer agent fees	260,113
Accounting and security lending fees	34,759
Custodian fees and expenses	22,483
Independent trustees' compensation	375
Registration fees	30,347
Audit	44,603
Legal	449
Miscellaneous	6,306
Total expenses before reductions	1,051,568
Expense reductions	(184,855)	866,713
Net investment income (loss)		609,241
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(21,235,882)
Foreign currency transactions	(19,206)
Total net realized gain (loss)		(21,255,088)
Change in net unrealized appreciation (depreciation) on: Investment securities	(15,567,804)
Assets and liabilities in foreign currencies	(1,353)
Total change in net unrealized appreciation (depreciation)		(15,569,157)
Net gain (loss)		(36,824,245)
Net increase (decrease) in net assets resulting from operations		$ (36,215,004)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended October 31, 2008	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 609,241	$ 362,848
Net realized gain (loss)	(21,255,088)	12,038,840
Change in net unrealized appreciation (depreciation)	(15,569,157)	4,797,977
Net increase (decrease) in net assets resulting from operations	(36,215,004)	17,199,665
Distributions to shareholders from net investment income	(381,020)	(66,812)
Distributions to shareholders from net realized gain	(8,191,933)	-
Total distributions	(8,572,953)	(66,812)
Share transactions Proceeds from sales of shares	86,028,487	34,616,995
Reinvestment of distributions	8,220,938	64,368
Cost of shares redeemed	(49,979,322)	(43,333,949)
Net increase (decrease) in net assets resulting from share transactions	44,270,103	(8,652,586)
Total increase (decrease) in net assets	(517,854)	8,480,267

Net Assets
Beginning of period	97,388,186	88,907,919
End of period (including undistributed net investment income of $422,974 and undistributed net investment income of $278,739, respectively)	$ 96,870,332	$ 97,388,186
Other Information Shares
Sold	7,047,741	2,453,115
Issued in reinvestment of distributions	613,503	5,212
Redeemed	(4,141,601)	(3,328,993)
Net increase (decrease)	3,519,643	(870,666)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended October 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 15.35	$ 12.32	$ 11.37	$ 9.14	$ 8.29
Income from Investment Operations
Net investment income (loss)B	.09	.06	.01E	.04F	-I
Net realized and unrealized gain (loss)	(4.27)	2.98	.98	2.22	.87
Total from investment operations	(4.18)	3.04	.99	2.26	.87
Distributions from net investment income	(.06)	(.01)	(.04)	(.03)	(.02)
Distributions from net realized gain	(1.29)	-	-	-	-
Total distributions	(1.35)	(.01)	(.04)	(.03)	(.02)
Redemption fees added to paid in capitalH	-	-	-B, I	-B, I	-B, I
Net asset value, end of period	$ 9.82	$ 15.35	$ 12.32	$ 11.37	$ 9.14
Total ReturnA	(29.58)%	24.70%	8.72%	24.78%	10.51%
Ratios to Average Net AssetsC, G
Expenses before reductions	1.20%	1.20%	1.08%	1.01%	1.07%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.01%	1.07%
Expenses net of all reductions	.99%	.99%	.98%	.98%	1.02%
Net investment income (loss)	.70%	.47%	.12%E	.40%F	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 96,870	$ 97,388	$ 88,908	$ 110,255	$ 38,873
Portfolio turnover rateD	491%	343%	202%	158%	201%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .01%.

F Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been ..24%.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H The redemption fee was eliminated during the year ended October 31, 2006.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2008

1. Organization.

Fidelity Focused Stock Fund (the Fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS). Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 2,402,134
Unrealized depreciation	(11,004,859)
Net unrealized appreciation (depreciation)	(8,602,725)
Undistributed ordinary income	417,295
Capital loss carryforward	(15,579,109)
Cost for federal income tax purposes	$ 116,138,488

The tax character of distributions paid was as follows:

	October 31, 2008	October 31, 2007
Ordinary Income	$ 3,302,175	$ 66,812
Long-term Capital Gains	5,270,778	-
Total	$ 8,572,953	$ 66,812

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Annual Report

Notes to Financial Statements - continued

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $434,661,355 and $405,036,772, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .75% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR, was the Fund's transfer agent. For the period the transfer agent fees were equivalent to an annual rate of .30% of average net assets.

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $11,178 for the period.

Annual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $169 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $30,221.

9. Expense Reductions.

FMR voluntarily agreed to reimburse the Fund to the extent annual operating expenses exceeded 1.00% of average net assets. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $178,229.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $5,973 for the period. In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's transfer agent expenses by $653.

Annual Report

Notes to Financial Statements - continued

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $17,478, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Capital Trust and the Shareholders of Fidelity Focused Stock Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Focused Stock Fund (a fund of Fidelity Capital Trust) at October 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Focused Stock Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 19, 2008

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 220 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 379 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) include more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1978

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (60)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Alan J. Lacy (55)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Ned C. Lautenbach (64)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (64)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (64)

Year of Election or Appointment: 2005

Ms. Small is a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College and as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy. In addition, she served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (69)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, he is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (59)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (58)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Advisory Board Member and Executive Officers**:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (39)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Walter C. Donovan (46)

Year of Election or Appointment: 2007

Vice President of Fidelity's Equity Funds. Mr. Donovan also serves as President of FMR and FMR Co., Inc., and Executive Vice President of Fidelity Investments Money Management, Inc. (2007-present). Previously, Mr. Donovan served as Executive Vice President of FMR and FMR Co., Inc. (2005-2007) and Senior Vice President of FMR (2003-2005) and FMR Co., Inc. (2004-2005).

Bruce T. Herring (43)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Group Chief Investments Officer of FMR. Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds.

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

John B. McGinty, Jr. (46)

Year of Election or Appointment: 2008

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. McGinty is an employee of Fidelity Investments (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Kenneth A. Rathgeber (61)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present).

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)
Year of Election or Appointment: 2004 Assistant Treasurer of the Fidelity funds. Mr. Lydecker is an employee of Fidelity Investments.
Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

The fund hereby designates $5,272,585 as a capital gain dividend for the purpose of the dividend paid deduction or if subsequently determined to be different, the excess of: (a) the net capital gain of the taxable year ended 2007, over (b) amounts previously designated as capital gain dividends with respect to such year.

The fund designates 23% of the dividend distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 24% of the dividends distributed in December during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2008 of amounts for use in preparing 2008 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	23,119,124,829.71	94.630
Withheld	1,311,945,572.61	5.370
TOTAL	24,431,070,402.32	100.000
Dennis J. Dirks
Affirmative	23,264,895,678.33	95.227
Withheld	1,166,174,723.99	4.773
TOTAL	24,431,070,402.32	100.000
Edward C. Johnson 3d
Affirmative	23,048,702,160.33	94.342
Withheld	1,382,368,241.99	5.658
TOTAL	24,431,070,402.32	100.000
Alan J. Lacy
Affirmative	23,227,703,560.69	95.074
Withheld	1,203,366,841.63	4.926
TOTAL	24,431,070,402.32	100.000
Ned C. Lautenbach
Affirmative	23,204,734,087.83	94.980
Withheld	1,226,336,314.49	5.020
TOTAL	24,431,070,402.32	100.000
Joseph Mauriello
Affirmative	23,241,851,999.48	95.132
Withheld	1,189,218,402.84	4.868
TOTAL	24,431,070,402.32	100.000
Cornelia M. Small
Affirmative	23,238,535,444.69	95.119
Withheld	1,192,534,957.63	4.881
TOTAL	24,431,070,402.32	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	23,115,529,078.86	94.615
Withheld	1,315,541,323.46	5.385
TOTAL	24,431,070,402.32	100.000
David M. Thomas
Affirmative	23,252,717,495.51	95.177
Withheld	1,178,352,906.81	4.823
TOTAL	24,431,070,402.32	100.000
Michael E. Wiley
Affirmative	23,205,390,737.79	94.983
Withheld	1,225,679,664.53	5.017
TOTAL	24,431,070,402.32	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	18,156,725,598.66	74.318
Against	4,525,430,963.48	18.523
Abstain	1,194,721,132.34	4.890
Broker Non-Votes	554,192,707.84	2.269
TOTAL	24,431,070,402.32	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Focused Stock Fund

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (Japan) Inc. and Fidelity Management & Research (Hong Kong) Limited, as well as amendments to the fund's agreement with Fidelity Management & Research (U.K.) Inc.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board further considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a custom peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a custom peer group of mutual funds defined by FMR based on categories assigned by Morningstar, Inc. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund. The fund's custom peer group, defined by FMR, is a peer group that FMR believes provides a more meaningful performance comparison than the peer group assigned by Morningstar, Inc., which assigns mutual funds to categories based on their investment styles as measured by their underlying portfolio holdings.

Annual Report

Fidelity Focused Stock Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the first quartile for all the periods shown. The Board also stated that the investment performance of the fund compared favorably to its benchmark for all the periods shown.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how the fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Annual Report

Fidelity Focused Stock Fund

|The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked below its competitive median for 2007.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

Annual Report

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures and rationale for recommending different fees among categories of funds; and (vi) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Annual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.)

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc. (FIIOC)

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

TQG-UANN-1208
1.784778.105

Fidelity®

Small Cap Independence
Fund

Annual Report

October 31, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Turmoil has been the watchword for the world's securities markets in 2008, with domestic and international stocks down sharply amid the global credit squeeze. A flight to quality boosted returns for U.S. Treasuries, one of the few asset classes with positive results heading into the latter stages of the year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2008	Past 1 year	Past 5 years	Past 10 years
Small Cap Independence	-48.42%	-1.12%	3.20%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Small Cap Independence, a class of the fund, on October 31, 1998. The chart shows how the value of your investment would have changed, and also shows how the Russell 2000® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Richard Thompson, Portfolio Manager of Fidelity® Small Cap Independence Fund

The U.S. equity markets quaked under the rising pressure of a global credit crisis during the 12 months ending October 31, 2008. As home values sunk, credit availability decreased and liquidity became increasingly scarce, the Standard & Poor's 500SM Index fell 36.10%. All 10 sectors in the S&P 500® were negative, led by a roughly 52% decline in financials. Information technology and materials both fell more than 40%, while the historically defensive consumer staples and health care sectors performed the best, dropping slightly more than 11% and 23%, respectively. In the last two months of the period, the U.S. economy took a turn for the worse, as several large financial institutions went bankrupt, were forced into acquisitions or were taken over by the U.S. government. The Federal Reserve Board facilitated many of these and other transactions, and also lowered the federal funds target rate twice in October, on top of the other rate cuts during the year, leaving it at 1.00%. The markets continued to perform erratically, however, and the U.S. unemployment rate reached a 14-year high in the last month of the period. The Dow Jones Industrial AverageSM declined 31.24% for the 12-month period - including its worst single-day point loss in September - while the technology-heavy NASDAQ Composite® Index dropped 39.35%.

During the year, the fund's Retail Class shares lost 48.42%, significantly trailing the 34.16% decline of its benchmark, the Russell 2000® Index. Security selection in capital goods was an especially large negative. Poor choices in health care, energy and retailing were disappointments as well. On the positive side, the fund's overall positioning within the technology sector helped, as did being underweighted in the poor-performing telecommunication services group and maintaining a modest cash position in a declining market. The biggest individual detractor was Fourlis Holdings, a Greek retailer. England's Corin Group, a maker of orthopedic devices, suffered a setback with its U.S. distribution partner. Oil refiner Tesoro declined earlier in the period on higher raw material costs and lower profit margins. All three stocks were out-of-benchmark positions, and Tesoro was no longer in the portfolio at period end. In contrast, one notable positive was Calgon Carbon. Usage of Calgon's technology to remove mercury emissions from coal-fired power plants increased, improving the company's outlook. Beacon Roofing Supply generated strong returns, recovering off a very low valuation from early in the period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2008 to October 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Expenses Paid During Period* May 1, 2008 to October 31, 2008
Class A	1.20%
Actual		$ 1,000.00	$ 642.70	$ 4.96
Hypothetical A		$ 1,000.00	$ 1,019.10	$ 6.09
Class T	1.46%
Actual		$ 1,000.00	$ 641.60	$ 6.02
Hypothetical A		$ 1,000.00	$ 1,017.80	$ 7.41
Class B	1.93%
Actual		$ 1,000.00	$ 640.10	$ 7.96
Hypothetical A		$ 1,000.00	$ 1,015.43	$ 9.78
Class C	1.92%
Actual		$ 1,000.00	$ 639.80	$ 7.91
Hypothetical A		$ 1,000.00	$ 1,015.48	$ 9.73
Small Cap Independence	.84%
Actual		$ 1,000.00	$ 643.10	$ 3.47
Hypothetical A		$ 1,000.00	$ 1,020.91	$ 4.27
Institutional Class	.81%
Actual		$ 1,000.00	$ 644.00	$ 3.35
Hypothetical A		$ 1,000.00	$ 1,021.06	$ 4.12

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Corrections Corp. of America	1.7	1.9
Quidel Corp.	1.5	0.8
Alaska Air Group, Inc.	1.5	0.0
Green Mountain Coffee Roasters, Inc.	1.4	1.2
Conceptus, Inc.	1.4	1.0
FLIR Systems, Inc.	1.3	0.9
Polycom, Inc.	1.1	0.7
AirTran Holdings, Inc.	1.1	0.1
Fourlis Holdings SA	1.1	2.8
Chattem, Inc.	1.1	0.4
	13.2
Top Five Market Sectors as of October 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	19.6	18.0
Financials	17.4	9.6
Information Technology	15.6	13.2
Consumer Discretionary	14.8	18.7
Health Care	12.3	8.5
Asset Allocation (% of fund's net assets)
As of October 31, 2008 *		As of April 30, 2008 **
	Stocks and Investment Companies 98.2%		Stocks and Investment Companies 92.3%
	Short-Term Investments and Net Other Assets 1.8%		Short-Term Investments and Net Other Assets 7.7%
* Foreign investments	13.7%	** Foreign investments	17.6%

Annual Report

Investments October 31, 2008

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.8%
Auto Components - 0.4%
Gentex Corp.	600,600	$ 5,760
Diversified Consumer Services - 2.8%
American Public Education, Inc.	30,700	1,359
Capella Education Co. (a)	200,400	9,499
Hillenbrand, Inc.	345,800	6,570
K12, Inc. (d)	455,500	12,526
Princeton Review, Inc. (a)(d)	663,800	3,697
Stewart Enterprises, Inc. Class A (d)	384,673	1,989
		35,640
Hotels, Restaurants & Leisure - 3.2%
Bally Technologies, Inc. (a)	223,400	4,948
BJ's Restaurants, Inc. (a)(d)	283,800	2,523
Carluccio's PLC (e)	2,899,392	3,480
McCormick & Schmick's Seafood Restaurants (a)(e)	779,169	3,810
P.F. Chang's China Bistro, Inc. (a)(d)	325,800	6,666
Penn National Gaming, Inc. (a)	367,100	7,070
The Restaurant Group PLC	1,169,322	2,372
Vail Resorts, Inc. (a)(d)	233,900	7,780
WMS Industries, Inc. (a)	121,000	3,025
		41,674
Household Durables - 1.9%
Meritage Homes Corp. (a)	561,000	7,703
Pulte Homes, Inc.	1,105,200	12,312
Ryland Group, Inc.	226,600	4,258
		24,273
Internet & Catalog Retail - 0.4%
ASOS PLC (a)(d)	1,071,000	4,495
Media - 0.9%
CTC Media, Inc. (a)	302,800	2,241
Discovery Communications, Inc. (a)	440,100	6,003
Regal Entertainment Group Class A (d)	178,200	2,288
VisionChina Media, Inc. ADR (d)	211,300	1,690
		12,222
Specialty Retail - 4.5%
American Eagle Outfitters, Inc.	234,900	2,612
AnnTaylor Stores Corp. (a)	443,100	5,570
bebe Stores, Inc.	242,000	2,144
Charlotte Russe Holding, Inc. (a)	496,236	4,193
Christopher & Banks Corp.	904,384	4,721
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Citi Trends, Inc. (a)	173,500	$ 2,903
Fourlis Holdings SA	1,283,430	14,440
Shoe Carnival, Inc. (a)	509,200	7,134
Talbots, Inc.	13,300	130
The Men's Wearhouse, Inc. (d)	451,300	6,900
USS Co. Ltd.	3,430	210
Williams-Sonoma, Inc.	843,700	6,986
		57,943
Textiles, Apparel & Luxury Goods - 0.7%
G-III Apparel Group Ltd. (a)	463,400	6,400
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	221,529	2,942
		9,342
TOTAL CONSUMER DISCRETIONARY		191,349
CONSUMER STAPLES - 4.2%
Food & Staples Retailing - 0.7%
Sugi Holdings Co. Ltd. (d)	216,800	5,213
The Pantry, Inc. (a)	166,200	3,660
		8,873
Food Products - 2.4%
Corn Products International, Inc.	309,000	7,515
Green Mountain Coffee Roasters, Inc. (a)(d)	622,049	18,033
The J.M. Smucker Co.	104,500	4,657
Vilmorin & Cie	9,100	889
		31,094
Personal Products - 1.1%
Chattem, Inc. (a)(d)	188,900	14,294
TOTAL CONSUMER STAPLES		54,261
ENERGY - 8.2%
Energy Equipment & Services - 2.2%
Atwood Oceanics, Inc. (a)	100,652	2,766
Dril-Quip, Inc. (a)(d)	145,100	3,584
Nabors Industries Ltd. (a)	162,800	2,341
NATCO Group, Inc. Class A (a)	169,000	3,573
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Oil States International, Inc. (a)	220,300	$ 5,096
Superior Energy Services, Inc. (a)	550,800	11,743
		29,103
Oil, Gas & Consumable Fuels - 6.0%
Alpha Natural Resources, Inc. (a)	47,700	1,706
Cabot Oil & Gas Corp.	387,100	10,866
Encore Acquisition Co. (a)	310,650	9,677
EXCO Resources, Inc. (a)	235,200	2,161
Forest Oil Corp. (a)	76,800	2,243
Foundation Coal Holdings, Inc.	391,800	8,134
Frontier Oil Corp.	407,800	5,387
Goodrich Petroleum Corp. (a)(d)	226,600	6,290
International Coal Group, Inc. (a)(d)	426,300	1,995
Mariner Energy, Inc. (a)	792,130	11,399
Plains Exploration & Production Co. (a)	182,900	5,158
Quicksilver Resources, Inc. (a)	99,600	1,043
Southwestern Energy Co. (a)	258,500	9,208
USEC, Inc. (a)	440,100	1,818
		77,085
TOTAL ENERGY		106,188
FINANCIALS - 17.4%
Capital Markets - 1.2%
GLG Partners, Inc.	162,800	521
GLG Partners, Inc. warrants 12/28/11 (a)	120,962	30
Greenhill & Co., Inc. (d)	83,800	5,528
Janus Capital Group, Inc.	836,700	9,823
		15,902
Commercial Banks - 5.8%
Bank of Hawaii Corp.	141,700	7,186
Bank of the Ozarks, Inc.	275,500	8,375
Center Financial Corp., California	250,000	2,575
First Horizon National Corp.	449,500	5,354
Huntington Bancshares, Inc. (d)	506,500	4,786
IBERIABANK Corp.	67,800	3,454
Pacific Premier Bancorp, Inc. (a)(e)	331,488	1,326
PacWest Bancorp	383,900	9,594
Prosperity Bancshares, Inc.	166,211	5,520
South Financial Group, Inc.	356,700	2,072
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
UCBH Holdings, Inc.	947,700	$ 5,004
UMB Financial Corp.	131,400	5,956
Wilshire Bancorp, Inc.	469,947	5,184
Zions Bancorp (d)	213,800	8,148
		74,534
Diversified Financial Services - 0.9%
India Hospitality Corp. (a)	833,320	4,875
KKR Financial Holdings LLC	398,100	1,537
MSCI, Inc. Class A	326,800	5,634
		12,046
Insurance - 6.4%
Allied World Assurance Co. Holdings Ltd.	249,800	8,011
Argo Group International Holdings, Ltd. (a)	210,800	6,725
Aspen Insurance Holdings Ltd.	592,800	13,611
Endurance Specialty Holdings Ltd.	326,100	9,861
IPC Holdings Ltd.	251,400	6,941
LandAmerica Financial Group, Inc. (d)	111,600	1,099
Montpelier Re Holdings Ltd.	787,924	11,275
Platinum Underwriters Holdings Ltd.	199,800	6,342
Reinsurance Group of America, Inc. Class B	209,500	7,760
W.R. Berkley Corp.	252,900	6,644
Willis Group Holdings Ltd.	199,200	5,227
		83,496
Real Estate Investment Trusts - 1.8%
Annaly Capital Management, Inc.	121,100	1,683
Corporate Office Properties Trust (SBI)	242,000	7,524
Home Properties, Inc.	165,132	6,686
SL Green Realty Corp.	174,100	7,319
		23,212
Real Estate Management & Development - 0.2%
Orchid Developments Group Ltd. (a)	2,219,000	2,945
Thrifts & Mortgage Finance - 1.1%
First Financial Northwest, Inc.	101,298	828
Hudson City Bancorp, Inc.	162,900	3,064
New York Community Bancorp, Inc.	318,900	4,994
Washington Federal, Inc. (d)	273,700	4,823
		13,709
TOTAL FINANCIALS		225,844
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 12.3%
Biotechnology - 0.1%
Alnylam Pharmaceuticals, Inc. (a)	32,300	$ 743
Cougar Biotechnology, Inc. (a)	44,000	1,118
		1,861
Health Care Equipment & Supplies - 5.0%
Conceptus, Inc. (a)(d)	1,080,053	17,497
Corin Group PLC (e)	2,578,639	5,002
Haemonetics Corp. (a)	79,700	4,707
Integra LifeSciences Holdings Corp. (a)	133,400	5,008
Kinetic Concepts, Inc. (a)	122,600	2,968
Masimo Corp. (a)	180,100	5,761
Quidel Corp. (a)	1,220,016	19,288
Zoll Medical Corp. (a)	186,600	4,493
		64,724
Health Care Providers & Services - 5.3%
athenahealth, Inc. (a)(d)	302,800	9,266
Brookdale Senior Living, Inc.	464,500	4,004
Capital Senior Living Corp. (a)(e)	1,711,909	7,686
Emeritus Corp. (a)(d)	1,017,000	11,726
Genoptix, Inc.	154,100	5,153
Hanger Orthopedic Group, Inc. (a)	532,800	8,876
Pediatrix Medical Group, Inc. (a)	222,700	8,607
Sun Healthcare Group, Inc. (a)	624,442	7,169
Universal Health Services, Inc. Class B	113,600	4,776
Virtual Radiologic Corp. (d)	116,343	1,012
		68,275
Health Care Technology - 0.6%
Vital Images, Inc. (a)	546,700	7,134
Life Sciences Tools & Services - 0.6%
Pharmaceutical Product Development, Inc.	107,000	3,315
QIAGEN NV (a)	320,000	4,563
		7,878
Pharmaceuticals - 0.7%
XenoPort, Inc. (a)	230,458	9,589
TOTAL HEALTH CARE		159,461
INDUSTRIALS - 19.6%
Aerospace & Defense - 1.2%
Hexcel Corp. (a)	366,800	4,842
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Orbital Sciences Corp. (a)	396,900	$ 8,132
Spirit AeroSystems Holdings, Inc. Class A (a)	166,500	2,686
		15,660
Airlines - 4.6%
AirTran Holdings, Inc. (a)(d)	3,568,500	14,595
Alaska Air Group, Inc. (a)	774,500	19,130
AMR Corp. (a)	555,400	5,671
Continental Airlines, Inc. Class B (a)(d)	380,075	7,191
JetBlue Airways Corp. (a)	1,390,500	7,717
UAL Corp.	324,300	4,722
		59,026
Commercial Services & Supplies - 2.8%
Copart, Inc. (a)	165,000	5,759
Corrections Corp. of America (a)(d)	1,126,756	21,533
GeoEye, Inc. (a)	175,000	3,787
InnerWorkings, Inc. (a)(d)	830,105	5,769
		36,848
Construction & Engineering - 1.7%
MYR Group, Inc. (a)	409,275	3,888
Quanta Services, Inc. (a)(d)	240,348	4,749
URS Corp. (a)	467,473	13,739
		22,376
Electrical Equipment - 2.8%
American Superconductor Corp. (a)(d)	210,800	2,637
Ceres Power Holdings PLC (a)(d)	1,131,800	1,241
Energy Conversion Devices, Inc. (a)(d)	74,700	2,550
Q-Cells AG (a)(d)	256,700	10,099
SolarWorld AG (d)	450,800	11,362
Sunpower Corp. Class A (a)(d)	88,700	3,465
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	164,300	2,875
Tognum AG	183,700	2,042
		36,271
Machinery - 0.9%
Colfax Corp.	212,000	1,806
Flow International Corp. (a)	1,207,000	4,635
Sulzer AG (Reg.)	73,491	4,338
Titan Machinery, Inc.	118,400	1,466
		12,245
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - 2.2%
CRA International, Inc. (a)	224,500	$ 6,075
Huron Consulting Group, Inc. (a)	229,030	12,452
Navigant Consulting, Inc. (a)	615,300	9,949
		28,476
Road & Rail - 1.9%
Celadon Group, Inc. (a)	486,700	5,203
Con-way, Inc.	234,500	7,982
J.B. Hunt Transport Services, Inc. (d)	140,200	3,986
Old Dominion Freight Lines, Inc. (a)(d)	249,300	7,564
		24,735
Trading Companies & Distributors - 1.2%
Beacon Roofing Supply, Inc. (a)(d)	589,150	8,060
Interline Brands, Inc. (a)	190,766	2,030
Rush Enterprises, Inc. Class A (a)	607,850	5,696
		15,786
Transportation Infrastructure - 0.3%
Aegean Marine Petroleum Network, Inc.	305,400	3,277
TOTAL INDUSTRIALS		254,700
INFORMATION TECHNOLOGY - 15.6%
Communications Equipment - 1.9%
Comtech Telecommunications Corp. (a)	125,800	6,091
Hitachi Kokusai Electric, Inc.	698,000	3,316
Polycom, Inc. (a)	695,400	14,610
		24,017
Computers & Peripherals - 0.6%
NCR Corp. (a)	461,309	8,433
Electronic Equipment & Components - 2.2%
FLIR Systems, Inc. (a)(d)	532,838	17,104
Ingram Micro, Inc. Class A (a)	807,800	10,768
		27,872
Internet Software & Services - 2.8%
Art Technology Group, Inc. (a)	2,666,500	5,200
Bankrate, Inc. (a)(d)	271,315	8,929
Blinkx PLC (a)	3,720,800	1,113
Internet Brands, Inc. Class A (d)	655,300	4,253
j2 Global Communications, Inc. (a)	286,500	4,618
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
LoopNet, Inc. (a)(d)	843,041	$ 6,382
Omniture, Inc. (a)(d)	515,237	5,925
		36,420
IT Services - 4.4%
Alliance Data Systems Corp. (a)	171,800	8,617
CACI International, Inc. Class A (a)	197,000	8,112
CSG Systems International, Inc. (a)	415,400	6,908
Integral Systems, Inc. (a)	370,200	9,096
NCI, Inc. Class A (a)	359,354	8,553
Patni Computer Systems Ltd. sponsored ADR	705,900	4,094
Perot Systems Corp. Class A (a)	435,500	6,267
Syntel, Inc.	233,303	5,802
		57,449
Semiconductors & Semiconductor Equipment - 2.1%
Advanced Energy Industries, Inc. (a)	626,800	6,688
Intersil Corp. Class A	357,800	4,898
KLA-Tencor Corp.	175,000	4,069
Kulicke & Soffa Industries, Inc. (a)	193,700	569
MKS Instruments, Inc. (a)	368,800	6,841
O2Micro International Ltd. sponsored ADR (a)	702,601	2,185
Zoran Corp. (a)	208,580	1,698
		26,948
Software - 1.6%
Ansys, Inc. (a)	446,170	12,774
Quest Software, Inc. (a)	627,900	8,320
		21,094
TOTAL INFORMATION TECHNOLOGY		202,233
MATERIALS - 4.2%
Chemicals - 2.9%
Calgon Carbon Corp. (a)(d)	912,188	12,150
FMC Corp.	99,800	4,345
Lubrizol Corp.	176,500	6,633
Rockwood Holdings, Inc. (a)	250,300	3,091
Solutia, Inc. (a)	1,129,290	10,886
		37,105
Containers & Packaging - 0.4%
Rock-Tenn Co. Class A	152,400	4,634
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 0.9%
AMG Advanced Metallurgical Group NV (a)(d)	100,700	$ 1,630
Eldorado Gold Corp. (a)	1,027,700	4,244
Shore Gold, Inc. (a)	1,550,000	810
Timminco Ltd. (a)	197,700	1,115
Toledo Mining Corp. PLC (a)	1,041,300	308
Yamana Gold, Inc.	854,800	4,076
		12,183
TOTAL MATERIALS		53,922
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
Vergnet SA (a)	169,087	1,106
TOTAL COMMON STOCKS (Cost $1,608,487)		1,249,064
Investment Companies - 1.8%

iShares Dow Jones U.S. Real Estate Index ETF	247,900	10,521
KBW Regional Banking ETF (d)	392,200	12,743
TOTAL INVESTMENT COMPANIES (Cost $29,100)		23,264
Money Market Funds - 19.3%

Fidelity Cash Central Fund, 1.81% (b)	99,931,380	99,931
Fidelity Securities Lending Cash Central Fund, 2.67% (b)(c)	150,437,562	150,438
TOTAL MONEY MARKET FUNDS (Cost $250,369)		250,369
Cash Equivalents - 0.2%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.17%, dated 10/31/08 due 11/3/08 (Collateralized by U.S. Treasury Obligations) # (Cost $2,393)	$ 2,393	$ 2,393
TOTAL INVESTMENT PORTFOLIO - 117.7% (Cost $1,890,349)		1,525,090
NET OTHER ASSETS - (17.7)%		(229,303)
NET ASSETS - 100%		$ 1,295,787
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000's)
$2,393,000 due 11/03/08 at 0.17%
BNP Paribas Securities Corp.	$ 571
Banc of America Securities LLC	1,341
Barclays Capital, Inc.	304
Credit Suisse Securities (USA) LLC	122
Deutsche Bank Securities, Inc.	55
$ 2,393
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2,333
Fidelity Securities Lending Cash Central Fund	5,147
Total	$ 7,480
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Capital Senior Living Corp.	$ -	$ 5,706	$ -	$ -	$ 7,686
Carluccio's PLC	17,207	2,381	6,319	187	3,480
Carmike Cinemas, Inc.	14,968	-	5,576	-	-
Conceptus, Inc.	32,693	23,935	25,745	-	-
Corin Group PLC	43,449	1,871	8,153	66	5,002
Imperial Capital Bancorp, Inc.	-	6,922	2,733	48	-
McCormick & Schmick's Seafood Restaurants	13,230	-	-	-	3,810
Odd Molly International AB	-	13,472	7,212	-	-
Pacific Premier Bancorp, Inc.	-	2,494	-	-	1,326
Premier Exhibitions, Inc.	23,028	3,882	13,123	-	-
Total	$ 144,575	$ 60,663	$ 68,861	$ 301	$ 21,304
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	86.3%
Bermuda	5.2%
Germany	1.8%
United Kingdom	1.5%
Cayman Islands	1.1%
Greece	1.1%
Others (individually less than 1%)	3.0%
100.0%
Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $461,432,000 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2008

Assets
Investment in securities, at value (including securities loaned of $152,216 and repurchase agreements of $2,393) - See accompanying schedule: Unaffiliated issuers (cost $1,562,069)	$ 1,253,417
Fidelity Central Funds (cost $250,369)	250,369
Other affiliated issuers (cost $77,911)	21,304
Total Investments (cost $1,890,349)		$ 1,525,090
Receivable for investments sold		18,711
Receivable for fund shares sold		1,802
Dividends receivable		321
Distributions receivable from Fidelity Central Funds		668
Prepaid expenses		1
Other receivables		59
Total assets		1,546,652

Liabilities
Payable to custodian bank	$ 3,210
Payable for investments purchased	94,957
Payable for fund shares redeemed	1,277
Accrued management fee	271
Distribution fees payable	1
Other affiliated payables	455
Other payables and accrued expenses	256
Collateral on securities loaned, at value	150,438
Total liabilities		250,865

Net Assets		$ 1,295,787
Net Assets consist of:
Paid in capital		$ 2,146,574
Accumulated net investment loss		(1)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(485,045)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(365,741)
Net Assets		$ 1,295,787

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	October 31, 2008

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,367.8÷ 210.731 shares)	$ 11.24

Maximum offering price per share (100/94.25 of $11.24)	$ 11.93
Class T: Net Asset Value and redemption price per share ($409.0÷ 36.543 shares)	$ 11.19

Maximum offering price per share (100/96.50 of $11.19)	$ 11.60
Class B: Net Asset Value and offering price per share ($199.0÷ 17.848 shares) A	$ 11.15

Class C: Net Asset Value and offering price per share ($183.3÷ 16.482 shares) A	$ 11.12

Small Cap Independence: Net Asset Value, offering price and redemption price per share ($1,292,252.4 ÷ 114,513.282 shares)	$ 11.28

Institutional Class: Net Asset Value, offering price and redemption price per share ($375.7 ÷ 33.276 shares)	$ 11.29

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended October 31, 2008

Investment Income
Dividends (including $301 earned from other affiliated issuers)		$ 11,976
Interest		95
Income from Fidelity Central Funds (including $5,147 from security lending)		7,480
Total income		19,551

Expenses
Management fee Basic fee	$ 12,076
Performance adjustment	37
Transfer agent fees	5,424
Distribution fees	16
Accounting and security lending fees	664
Custodian fees and expenses	284
Independent trustees' compensation	9
Registration fees	89
Audit	58
Legal	13
Miscellaneous	140
Total expenses before reductions	18,810
Expense reductions	(212)	18,598
Net investment income (loss)		953
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $28)	(424,794)
Other affiliated issuers	(59,249)
Foreign currency transactions	(405)
Total net realized gain (loss)		(484,448)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $96)	(738,404)
Assets and liabilities in foreign currencies	(505)
Total change in net unrealized appreciation (depreciation)		(738,909)
Net gain (loss)		(1,223,357)
Net increase (decrease) in net assets resulting from operations		$ (1,222,404)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2008	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 953	$ (5,353)
Net realized gain (loss)	(484,448)	358,667
Change in net unrealized appreciation (depreciation)	(738,909)	248,674
Net increase (decrease) in net assets resulting from operations	(1,222,404)	601,988
Distributions to shareholders from net investment income	-	(5,903)
Distributions to shareholders from net realized gain	(284,425)	(276,274)
Total distributions	(284,425)	(282,177)
Share transactions - net increase (decrease)	198,096	(339,424)
Redemption fees	286	409
Total increase (decrease) in net assets	(1,308,447)	(19,204)

Net Assets
Beginning of period	2,604,234	2,623,438
End of period (including accumulated net investment loss of $1 and accumulated net investment loss of $1, respectively)	$ 1,295,787	$ 2,604,234

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,

2008

2007 I

Selected Per-Share Data
Net asset value, beginning of period	$ 24.79	$ 23.20
Income from Investment Operations
Net investment income (loss) E	(.04)	(.07) H
Net realized and unrealized gain (loss)	(10.77)	1.66
Total from investment operations	(10.81)	1.59
Distributions from net realized gain	(2.74)	-
Redemption fees added to paid in capital E, K	-	-
Net asset value, end of period	$ 11.24	$ 24.79
Total Return B, C, D	(48.52)%	6.85%
Ratios to Average Net Assets F, J
Expenses before reductions	1.24%	1.27% A
Expenses net of fee waivers, if any	1.24%	1.27% A
Expenses net of all reductions	1.23%	1.26% A
Net investment income (loss)	(.24)%	(.57)% A, H
Supplemental Data
Net assets, end of period (in millions)	$ 2	$ 1
Portfolio turnover rate G	101%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.66)%. I For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,

2008

2007 I

Selected Per-Share Data
Net asset value, beginning of period	$ 24.74	$ 23.20
Income from Investment Operations
Net investment income (loss) E	(.08)	(.10) H
Net realized and unrealized gain (loss)	(10.76)	1.64
Total from investment operations	(10.84)	1.54
Distributions from net realized gain	(2.71)	-
Redemption fees added to paid in capital E, K	-	-
Net asset value, end of period	$ 11.19	$ 24.74
Total Return B, C, D	(48.70)%	6.64%
Ratios to Average Net Assets F, J
Expenses before reductions	1.50%	1.53% A
Expenses net of fee waivers, if any	1.50%	1.53% A
Expenses net of all reductions	1.49%	1.52% A
Net investment income (loss)	(.50)%	(.83)% A, H
Supplemental Data
Net assets, end of period (000 omitted)	$ 409	$ 420
Portfolio turnover rate G	101%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.92)%. I For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,

2008

2007 I

Selected Per-Share Data
Net asset value, beginning of period	$ 24.69	$ 23.20
Income from Investment Operations
Net investment income (loss) E	(.17)	(.15) H
Net realized and unrealized gain (loss)	(10.73)	1.64
Total from investment operations	(10.90)	1.49
Distributions from net realized gain	(2.64)	-
Redemption fees added to paid in capital E, K	-	-
Net asset value, end of period	$ 11.15	$ 24.69
Total Return B, C, D	(48.94)%	6.42%
Ratios to Average Net Assets F, J
Expenses before reductions	1.99%	2.07% A
Expenses net of fee waivers, if any	1.99%	2.05% A
Expenses net of all reductions	1.99%	2.04% A
Net investment income (loss)	(1.00)%	(1.32)% A, H
Supplemental Data
Net assets, end of period (000 omitted)	$ 199	$ 419
Portfolio turnover rate G	101%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.41)%. I For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,

2008

2007 I

Selected Per-Share Data
Net asset value, beginning of period	$ 24.71	$ 23.20
Income from Investment Operations
Net investment income (loss) E	(.17)	(.15) H
Net realized and unrealized gain (loss)	(10.72)	1.66
Total from investment operations	(10.89)	1.51
Distributions from net realized gain	(2.70)	-
Redemption fees added to paid in capital E, K	-	-
Net asset value, end of period	$ 11.12	$ 24.71
Total Return B, C, D	(48.95)%	6.51%
Ratios to Average Net Assets F, J
Expenses before reductions	2.00%	1.98% A
Expenses net of fee waivers, if any	2.00%	1.98% A
Expenses net of all reductions	1.99%	1.97% A
Net investment income (loss)	(1.01)%	(1.27)% A, H
Supplemental Data
Net assets, end of period (000 omitted)	$ 183	$ 294
Portfolio turnover rate G	101%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.36)%. I For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Small Cap Independence

Years ended October 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 24.81	$ 22.23	$ 20.82	$ 18.30	$ 16.87
Income from Investment Operations
Net investment income (loss) B	.01	(.04) E	.07 F	.10 G	(.09)
Net realized and unrealized gain (loss)	(10.82)	5.01	2.75	3.31	1.52
Total from investment operations	(10.81)	4.97	2.82	3.41	1.43
Distributions from net investment income	-	(.05)	(.07)	-	-
Distributions from net realized gain	(2.72)	(2.34)	(1.34)	(.89)	-
Total distributions	(2.72)	(2.39)	(1.41)	(.89)	-
Redemption fees added to paid in capital B, I	-	-	-	-	-
Net asset value, end of period I	$ 11.28	$ 24.81	$ 22.23	$ 20.82	$ 18.30
Total Return A	(48.42)%	24.42%	14.08%	19.05%	8.48%
Ratios to Average Net Assets C, H
Expenses before reductions	.95%	1.01%	.86%	.78%	.95%
Expenses net of fee waivers, if any	.95%	1.00%	.86%	.78%	.95%
Expenses net of all reductions	.94%	.99%	.81%	.75%	.91%
Net investment income (loss)	.05%	(.20)% E	.32% F	.49% G	(.49)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,292	$ 2,602	$ 2,623	$ 1,609	$ 945
Portfolio turnover rate D	101%	84%	126%	61%	95%

A Total returns would have been lower had certain expenses not been reduced during the periods shown. B Calculated based on average shares outstanding during the period. C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. D Amount does not include the portfolio activity of any underlying Fidelity Central Funds. E Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.29)%. F Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.22)%. G Investment income per share reflects a special dividend which amounted to $.12 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.10)%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,

2008

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 24.82	$ 23.20
Income from Investment Operations
Net investment income (loss) D	.02	(.03) G
Net realized and unrealized gain (loss)	(10.82)	1.65
Total from investment operations	(10.80)	1.62
Distributions from net realized gain	(2.73)	-
Redemption fees added to paid in capital D, J	-	-
Net asset value, end of period	$ 11.29	$ 24.82
Total Return B, C	(48.36)%	6.98%
Ratios to Average Net Assets E, I
Expenses before reductions	.84%	.94% A
Expenses net of fee waivers, if any	.84%	.94% A
Expenses net of all reductions	.84%	.93% A
Net investment income (loss)	.15%	(.24)% A, G
Supplemental Data
Net assets, end of period (000 omitted)	$ 376	$ 162
Portfolio turnover rate F	101%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.33)%. H For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2008

(Amounts in thousands except ratios)

1. Organization.

Fidelity Small Cap Independence Fund (the Fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Small Cap Independence and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Annual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Internal Revenue Service (IRS). Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 92,094
Unrealized depreciation	(481,450)
Net unrealized appreciation (depreciation)	(389,356)
Capital loss carryforward	(461,432)

Cost for federal income tax purposes	$ 1,914,446

The tax character of distributions paid was as follows:

	October 31, 2008	October 31, 2007
Ordinary Income	$ 104,436	$ 96,814
Long-term Capital Gains	179,989	185,363
Total	$ 284,425	$ 282,177

Short-Term Trading (Redemption) Fees. Shares purchased held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $1,952,930 and $1,958,102, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Small Cap Independence as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .61% of the Fund's average net assets.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 6	$ 3
Class T	.25%	.25%	2	-
Class B	.75%	.25%	4	3
Class C	.75%	.25%	4	3
			$ 16	$ 9

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4
Class T	1
Class B*	1
$ 6

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR, was the transfer agent for Small Cap Independence shares.

For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 8.31
Class T	2.32
Class B	1.32
Class C	1.32
Small Cap Independence	5,411.27
Institutional Class	1.17
	$ 5,424

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $58 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Small Cap Independence's operating expenses. During the period, this reimbursement reduced the class' expenses by $42.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $116 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction

Small Cap Independence	$ 54

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

10. Other - continued

claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $377 which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2008	2007
From net investment income
Small Cap Independence	$ -	$ 5,903
From net realized gain
Class A	$ 217	$ -
Class T	52	-
Class B	46	-
Class C	51	-
Small Cap Independence	284,040	276,274
Institutional Class	19	-
Total	$ 284,425	$ 276,274

Annual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2008	2007 A	2008	2007 A
Class A
Shares sold	205	40	$ 3,724	$ 939
Reinvestment of distributions	11	-	215	-
Shares redeemed	(45)	-	(737)	(2)
Net increase (decrease)	171	40	$ 3,202	$ 937
Class T
Shares sold	34	18	$ 579	$ 429
Reinvestment of distributions	3	-	52	-
Shares redeemed	(17)	(1)	(267)	(27)
Net increase (decrease)	20	17	$ 364	$ 402
Class B
Shares sold	10	18	$ 161	$ 417
Reinvestment of distributions	2	-	45	-
Shares redeemed	(11)	(1)	(163)	(12)
Net increase (decrease)	1	17	$ 43	$ 405
Class C
Shares sold	29	12	$ 552	$ 281
Reinvestment of distributions	2	-	48	-
Shares redeemed	(27)	-	(434)	-
Net increase (decrease)	4	12	$ 166	$ 281
Small Cap Independence
Shares sold	25,453	32,042	$ 420,761	$ 729,762
Reinvestment of distributions	13,819	13,404	279,429	278,946
Shares redeemed	(29,642)	(58,553)	(506,377)	(1,350,306)
Net increase (decrease)	9,630	(13,107)	$ 193,813	$ (341,598)
Institutional Class
Shares sold	35	7	$ 643	$ 152
Reinvestment of distributions	1	-	19	-
Shares redeemed	(10)	-	(154)	-
Net increase (decrease)	26	7	$ 508	$ 152

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period May 2, 2007 (commencement of sale of shares) to October 31, 2007.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Capital Trust and Shareholders of Fidelity Small Cap Independence Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Small Cap Independence Fund (the Fund), a fund of Fidelity Capital Trust, including the schedule of investments, as of October 31, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2008, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Small Cap Independence Fund as of October 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 19, 2008

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 220 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 379 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1978

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (60)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Alan J. Lacy (55)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Ned C. Lautenbach (64)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (64)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-
2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (64)

Year of Election or Appointment: 2005

Ms. Small is a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College and as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy. In addition, she served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (69)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President (1993-2000; 2002-
2003), CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, he is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (59)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (58)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-
present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Advisory Board Member and Executive Officers**:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (39)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Walter C. Donovan (46)

Year of Election or Appointment: 2007

Vice President of Fidelity's Equity Funds. Mr. Donovan also serves as President of FMR and FMR Co., Inc., and Executive Vice President of Fidelity Investments Money Management, Inc. (2007-present). Previously, Mr. Donovan served as Executive Vice President of FMR and FMR Co., Inc. (2005-2007) and Senior Vice President of FMR (2003-2005) and FMR Co., Inc. (2004-2005).

Thomas C. Hense (44)

Year of Election or Appointment: 2008

Vice President of Fidelity's High Income and Small Cap Funds. Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

John B. McGinty, Jr. (46)

Year of Election or Appointment: 2008

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. McGinty is an employee of Fidelity Investments (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-
2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Kenneth A. Rathgeber (61)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-
present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present).

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)
Year of Election or Appointment: 2004 Assistant Treasurer of the Fidelity funds. Mr. Lydecker is an employee of Fidelity Investments.
Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

The fund designates 7% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 11% of the dividends distributed in December 2007 during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	23,119,124,829.71	94.630
Withheld	1,311,945,572.61	5.370
TOTAL	24,431,070,402.32	100.000
Dennis J. Dirks
Affirmative	23,264,895,678.33	95.227
Withheld	1,166,174,723.99	4.773
TOTAL	24,431,070,402.32	100.000
Edward C. Johnson 3d
Affirmative	23,048,702,160.33	94.342
Withheld	1,382,368,241.99	5.658
TOTAL	24,431,070,402.32	100.000
Alan J. Lacy
Affirmative	23,227,703,560.69	95.074
Withheld	1,203,366,841.63	4.926
TOTAL	24,431,070,402.32	100.000
Ned C. Lautenbach
Affirmative	23,204,734,087.83	94.980
Withheld	1,226,336,314.49	5.020
TOTAL	24,431,070,402.32	100.000
Joseph Mauriello
Affirmative	23,241,851,999.48	95.132
Withheld	1,189,218,402.84	4.868
TOTAL	24,431,070,402.32	100.000
Cornelia M. Small
Affirmative	23,238,535,444.69	95.119
Withheld	1,192,534,957.63	4.881
TOTAL	24,431,070,402.32	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	23,115,529,078.86	94.615
Withheld	1,315,541,323.46	5.385
TOTAL	24,431,070,402.32	100.000
David M. Thomas
Affirmative	23,252,717,495.51	95.177
Withheld	1,178,352,906.81	4.823
TOTAL	24,431,070,402.32	100.000
Michael E. Wiley
Affirmative	23,205,390,737.79	94.983
Withheld	1,225,679,664.53	5.017
TOTAL	24,431,070,402.32	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	18,156,725,598.66	74.318
Against	4,525,430,963.48	18.523
Abstain	1,194,721,132.34	4.890
Broker Non-Votes	554,192,707.84	2.269
TOTAL	24,431,070,402.32	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Small Cap Independence Fund

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (Japan) Inc. and Fidelity Management & Research (Hong Kong) Limited, as well as amendments to the fund's agreement with Fidelity Management & Research (U.K.) Inc.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board further considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for Fidelity Small Cap Independence (retail class), as well as the fund's relative investment performance for Fidelity Small Cap Independence (retail class) measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the cumulative total returns of Fidelity Small Cap Independence (retail class) of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. (The Advisor classes of the fund had less than one year of performance as of December 31, 2007.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of Fidelity Small Cap Independence (retail class) of the fund.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Small Cap Independence Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Small Cap Independence (retail class) of the fund was in the first quartile for the one- and three-year periods and the second quartile for the five-year period. The Board also stated that the investment performance of Fidelity Small Cap Independence (retail class) of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Annual Report

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how the fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 4% means that 96% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Small Cap Independence Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class B, Class C, Institutional Class, and Fidelity Small Cap Independence (retail class) ranked below its competitive median for the period, and the total expenses of Class T ranked above its competitive median for the period. The Board considered that the total expenses of Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class. The Board noted that the fund offers multiple classes, each of which has a difference sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Annual Report

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures and rationale for recommending different fees among categories of funds; and (vi) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

SCS-UANN-1208
1.784779.105

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

Small Cap Independence

Fund - Class A, Class T, Class B
and Class C

Annual Report

October 31, 2008
(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B,
and Class C are classes of
Fidelity® Small Cap Independence Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Turmoil has been the watchword for the world's securities markets in 2008, with domestic and international stocks down sharply amid the global credit squeeze. A flight to quality boosted returns for U.S. Treasuries, one of the few asset classes with positive results heading into the latter stages of the year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2008	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)A	-51.48%	-2.33%	2.56%
Class T (incl. 3.50% sales charge)B	-50.50%	-1.98%	2.75%
Class B (incl. contingent deferred sales charge) C	-51.20%	-1.69%	3.05%
Class C (incl. contingent deferred sales charge) D	-49.40%	-1.40%	3.05%

A Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on May 2, 2007. Returns prior to May 2, 2007 are those of Small Cap Independence, the original class of the fund, which has no 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to May 2, 2007 would have been lower.

B Class T shares bear a 0.50% 12b-1 fee. The initial offering of Class T shares took place on May 2, 2007. Returns prior to May 2, 2007 are those of Small Cap Independence, the original class of the fund, which has no 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to May 2, 2007 would have been lower.

C Class B shares bear a 1.00% 12b-1 fee. The initial offering of Class B shares took place on May 2, 2007. Returns prior to May 2, 2007 are those of Small Cap Independence, the original class of the fund, which has no 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to May 2, 2007 would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five years, and past 10 years total return figures are 5%, 2% ,and 0%, respectively.

D Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on May 2, 2007. Returns prior to May 2, 2007 are those of Small Cap Independence, the original class of the fund, which has no 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to May 2, 2007 would have been lower. Class C shares' contingent deferred sales charges included in the past one year, past five years, and past 10 years total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Small Cap Independence Fund - Class A on October 31, 1998, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Russell 2000® Index performed over the same period. The initial offering of Class A took place on May 2, 2007. See the previous page for additional information regarding the performance of Class A.

In prior years, the performance from year to year was represented by the performance of Class T. Going forward, the fund's performance will be represented by Class A for consistency with other fund materials.

Annual Report

Management's Discussion of Fund Performance

Comments from Richard Thompson, Portfolio Manager of Fidelity Advisor Small Cap Independence Fund

The U.S. equity markets quaked under the rising pressure of a global credit crisis during the 12 months ending October 31, 2008. As home values sunk, credit availability decreased and liquidity became increasingly scarce, the Standard & Poor's 500SM Index fell 36.10%. All 10 sectors in the S&P 500® were negative, led by a roughly 52% decline in financials. Information technology and materials both fell more than 40%, while the historically defensive consumer staples and health care sectors performed the best, dropping slightly more than 11% and 23%, respectively. In the last two months of the period, the U.S. economy took a turn for the worse, as several large financial institutions went bankrupt, were forced into acquisitions or were taken over by the U.S. government. The Federal Reserve Board facilitated many of these and other transactions, and also lowered the federal funds target rate twice in October, on top of the other rate cuts during the year, leaving it at 1.00%. The markets continued to perform erratically, however, and the U.S. unemployment rate reached a 14-year high in the last month of the period. The Dow Jones Industrial AverageSM declined 31.24% for the 12-month period - including its worst single-day point loss in September - while the technology-heavy NASDAQ Composite® Index dropped 39.35%.

During the year, the fund's Class A, Class T, Class B and Class C shares lost 48.52%, 48.70%, 48.94% and 48.95%, respectively (excluding sales charges), significantly trailing the 34.16% decline of the Russell 2000® Index. Security selection in capital goods was an especially large negative. Poor choices in health care, energy and retailing were disappointments as well. On the positive side, the fund's overall positioning within the technology sector helped, as did being underweighted in the poor-performing telecommunication services group and maintaining a modest cash position in a declining market. The biggest individual detractor was Fourlis Holdings, a Greek retailer. England's Corin Group, a maker of orthopedic devices, suffered a setback with its U.S. distribution partner. Oil refiner Tesoro declined earlier in the period on higher raw material costs and lower profit margins. All three stocks were out-of-benchmark positions, and Tesoro was no longer in the portfolio at period end. In contrast, one notable positive was Calgon Carbon. Usage of Calgon's technology to remove mercury emissions from coal-fired power plants increased, improving the company's outlook. Beacon Roofing Supply generated strong returns, recovering off a very low valuation from early in the period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2008 to October 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Expenses Paid During Period* May 1, 2008 to October 31, 2008
Class A	1.20%
Actual		$ 1,000.00	$ 642.70	$ 4.96
Hypothetical A		$ 1,000.00	$ 1,019.10	$ 6.09
Class T	1.46%
Actual		$ 1,000.00	$ 641.60	$ 6.02
Hypothetical A		$ 1,000.00	$ 1,017.80	$ 7.41
Class B	1.93%
Actual		$ 1,000.00	$ 640.10	$ 7.96
Hypothetical A		$ 1,000.00	$ 1,015.43	$ 9.78
Class C	1.92%
Actual		$ 1,000.00	$ 639.80	$ 7.91
Hypothetical A		$ 1,000.00	$ 1,015.48	$ 9.73
Small Cap Independence	.84%
Actual		$ 1,000.00	$ 643.10	$ 3.47
Hypothetical A		$ 1,000.00	$ 1,020.91	$ 4.27
Institutional Class	.81%
Actual		$ 1,000.00	$ 644.00	$ 3.35
Hypothetical A		$ 1,000.00	$ 1,021.06	$ 4.12

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Corrections Corp. of America	1.7	1.9
Quidel Corp.	1.5	0.8
Alaska Air Group, Inc.	1.5	0.0
Green Mountain Coffee Roasters, Inc.	1.4	1.2
Conceptus, Inc.	1.4	1.0
FLIR Systems, Inc.	1.3	0.9
Polycom, Inc.	1.1	0.7
AirTran Holdings, Inc.	1.1	0.1
Fourlis Holdings SA	1.1	2.8
Chattem, Inc.	1.1	0.4
	13.2
Top Five Market Sectors as of October 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	19.6	18.0
Financials	17.4	9.6
Information Technology	15.6	13.2
Consumer Discretionary	14.8	18.7
Health Care	12.3	8.5
Asset Allocation (% of fund's net assets)
As of October 31, 2008 *		As of April 30, 2008 **
	Stocks and Investment Companies 98.2%		Stocks and Investment Companies 92.3%
	Short-Term Investments and Net Other Assets 1.8%		Short-Term Investments and Net Other Assets 7.7%
* Foreign investments	13.7%	** Foreign investments	17.6%

Annual Report

Investments October 31, 2008

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.8%
Auto Components - 0.4%
Gentex Corp.	600,600	$ 5,760
Diversified Consumer Services - 2.8%
American Public Education, Inc.	30,700	1,359
Capella Education Co. (a)	200,400	9,499
Hillenbrand, Inc.	345,800	6,570
K12, Inc. (d)	455,500	12,526
Princeton Review, Inc. (a)(d)	663,800	3,697
Stewart Enterprises, Inc. Class A (d)	384,673	1,989
		35,640
Hotels, Restaurants & Leisure - 3.2%
Bally Technologies, Inc. (a)	223,400	4,948
BJ's Restaurants, Inc. (a)(d)	283,800	2,523
Carluccio's PLC (e)	2,899,392	3,480
McCormick & Schmick's Seafood Restaurants (a)(e)	779,169	3,810
P.F. Chang's China Bistro, Inc. (a)(d)	325,800	6,666
Penn National Gaming, Inc. (a)	367,100	7,070
The Restaurant Group PLC	1,169,322	2,372
Vail Resorts, Inc. (a)(d)	233,900	7,780
WMS Industries, Inc. (a)	121,000	3,025
		41,674
Household Durables - 1.9%
Meritage Homes Corp. (a)	561,000	7,703
Pulte Homes, Inc.	1,105,200	12,312
Ryland Group, Inc.	226,600	4,258
		24,273
Internet & Catalog Retail - 0.4%
ASOS PLC (a)(d)	1,071,000	4,495
Media - 0.9%
CTC Media, Inc. (a)	302,800	2,241
Discovery Communications, Inc. (a)	440,100	6,003
Regal Entertainment Group Class A (d)	178,200	2,288
VisionChina Media, Inc. ADR (d)	211,300	1,690
		12,222
Specialty Retail - 4.5%
American Eagle Outfitters, Inc.	234,900	2,612
AnnTaylor Stores Corp. (a)	443,100	5,570
bebe Stores, Inc.	242,000	2,144
Charlotte Russe Holding, Inc. (a)	496,236	4,193
Christopher & Banks Corp.	904,384	4,721
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Citi Trends, Inc. (a)	173,500	$ 2,903
Fourlis Holdings SA	1,283,430	14,440
Shoe Carnival, Inc. (a)	509,200	7,134
Talbots, Inc.	13,300	130
The Men's Wearhouse, Inc. (d)	451,300	6,900
USS Co. Ltd.	3,430	210
Williams-Sonoma, Inc.	843,700	6,986
		57,943
Textiles, Apparel & Luxury Goods - 0.7%
G-III Apparel Group Ltd. (a)	463,400	6,400
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	221,529	2,942
		9,342
TOTAL CONSUMER DISCRETIONARY		191,349
CONSUMER STAPLES - 4.2%
Food & Staples Retailing - 0.7%
Sugi Holdings Co. Ltd. (d)	216,800	5,213
The Pantry, Inc. (a)	166,200	3,660
		8,873
Food Products - 2.4%
Corn Products International, Inc.	309,000	7,515
Green Mountain Coffee Roasters, Inc. (a)(d)	622,049	18,033
The J.M. Smucker Co.	104,500	4,657
Vilmorin & Cie	9,100	889
		31,094
Personal Products - 1.1%
Chattem, Inc. (a)(d)	188,900	14,294
TOTAL CONSUMER STAPLES		54,261
ENERGY - 8.2%
Energy Equipment & Services - 2.2%
Atwood Oceanics, Inc. (a)	100,652	2,766
Dril-Quip, Inc. (a)(d)	145,100	3,584
Nabors Industries Ltd. (a)	162,800	2,341
NATCO Group, Inc. Class A (a)	169,000	3,573
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Oil States International, Inc. (a)	220,300	$ 5,096
Superior Energy Services, Inc. (a)	550,800	11,743
		29,103
Oil, Gas & Consumable Fuels - 6.0%
Alpha Natural Resources, Inc. (a)	47,700	1,706
Cabot Oil & Gas Corp.	387,100	10,866
Encore Acquisition Co. (a)	310,650	9,677
EXCO Resources, Inc. (a)	235,200	2,161
Forest Oil Corp. (a)	76,800	2,243
Foundation Coal Holdings, Inc.	391,800	8,134
Frontier Oil Corp.	407,800	5,387
Goodrich Petroleum Corp. (a)(d)	226,600	6,290
International Coal Group, Inc. (a)(d)	426,300	1,995
Mariner Energy, Inc. (a)	792,130	11,399
Plains Exploration & Production Co. (a)	182,900	5,158
Quicksilver Resources, Inc. (a)	99,600	1,043
Southwestern Energy Co. (a)	258,500	9,208
USEC, Inc. (a)	440,100	1,818
		77,085
TOTAL ENERGY		106,188
FINANCIALS - 17.4%
Capital Markets - 1.2%
GLG Partners, Inc.	162,800	521
GLG Partners, Inc. warrants 12/28/11 (a)	120,962	30
Greenhill & Co., Inc. (d)	83,800	5,528
Janus Capital Group, Inc.	836,700	9,823
		15,902
Commercial Banks - 5.8%
Bank of Hawaii Corp.	141,700	7,186
Bank of the Ozarks, Inc.	275,500	8,375
Center Financial Corp., California	250,000	2,575
First Horizon National Corp.	449,500	5,354
Huntington Bancshares, Inc. (d)	506,500	4,786
IBERIABANK Corp.	67,800	3,454
Pacific Premier Bancorp, Inc. (a)(e)	331,488	1,326
PacWest Bancorp	383,900	9,594
Prosperity Bancshares, Inc.	166,211	5,520
South Financial Group, Inc.	356,700	2,072
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
UCBH Holdings, Inc.	947,700	$ 5,004
UMB Financial Corp.	131,400	5,956
Wilshire Bancorp, Inc.	469,947	5,184
Zions Bancorp (d)	213,800	8,148
		74,534
Diversified Financial Services - 0.9%
India Hospitality Corp. (a)	833,320	4,875
KKR Financial Holdings LLC	398,100	1,537
MSCI, Inc. Class A	326,800	5,634
		12,046
Insurance - 6.4%
Allied World Assurance Co. Holdings Ltd.	249,800	8,011
Argo Group International Holdings, Ltd. (a)	210,800	6,725
Aspen Insurance Holdings Ltd.	592,800	13,611
Endurance Specialty Holdings Ltd.	326,100	9,861
IPC Holdings Ltd.	251,400	6,941
LandAmerica Financial Group, Inc. (d)	111,600	1,099
Montpelier Re Holdings Ltd.	787,924	11,275
Platinum Underwriters Holdings Ltd.	199,800	6,342
Reinsurance Group of America, Inc. Class B	209,500	7,760
W.R. Berkley Corp.	252,900	6,644
Willis Group Holdings Ltd.	199,200	5,227
		83,496
Real Estate Investment Trusts - 1.8%
Annaly Capital Management, Inc.	121,100	1,683
Corporate Office Properties Trust (SBI)	242,000	7,524
Home Properties, Inc.	165,132	6,686
SL Green Realty Corp.	174,100	7,319
		23,212
Real Estate Management & Development - 0.2%
Orchid Developments Group Ltd. (a)	2,219,000	2,945
Thrifts & Mortgage Finance - 1.1%
First Financial Northwest, Inc.	101,298	828
Hudson City Bancorp, Inc.	162,900	3,064
New York Community Bancorp, Inc.	318,900	4,994
Washington Federal, Inc. (d)	273,700	4,823
		13,709
TOTAL FINANCIALS		225,844
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 12.3%
Biotechnology - 0.1%
Alnylam Pharmaceuticals, Inc. (a)	32,300	$ 743
Cougar Biotechnology, Inc. (a)	44,000	1,118
		1,861
Health Care Equipment & Supplies - 5.0%
Conceptus, Inc. (a)(d)	1,080,053	17,497
Corin Group PLC (e)	2,578,639	5,002
Haemonetics Corp. (a)	79,700	4,707
Integra LifeSciences Holdings Corp. (a)	133,400	5,008
Kinetic Concepts, Inc. (a)	122,600	2,968
Masimo Corp. (a)	180,100	5,761
Quidel Corp. (a)	1,220,016	19,288
Zoll Medical Corp. (a)	186,600	4,493
		64,724
Health Care Providers & Services - 5.3%
athenahealth, Inc. (a)(d)	302,800	9,266
Brookdale Senior Living, Inc.	464,500	4,004
Capital Senior Living Corp. (a)(e)	1,711,909	7,686
Emeritus Corp. (a)(d)	1,017,000	11,726
Genoptix, Inc.	154,100	5,153
Hanger Orthopedic Group, Inc. (a)	532,800	8,876
Pediatrix Medical Group, Inc. (a)	222,700	8,607
Sun Healthcare Group, Inc. (a)	624,442	7,169
Universal Health Services, Inc. Class B	113,600	4,776
Virtual Radiologic Corp. (d)	116,343	1,012
		68,275
Health Care Technology - 0.6%
Vital Images, Inc. (a)	546,700	7,134
Life Sciences Tools & Services - 0.6%
Pharmaceutical Product Development, Inc.	107,000	3,315
QIAGEN NV (a)	320,000	4,563
		7,878
Pharmaceuticals - 0.7%
XenoPort, Inc. (a)	230,458	9,589
TOTAL HEALTH CARE		159,461
INDUSTRIALS - 19.6%
Aerospace & Defense - 1.2%
Hexcel Corp. (a)	366,800	4,842
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Orbital Sciences Corp. (a)	396,900	$ 8,132
Spirit AeroSystems Holdings, Inc. Class A (a)	166,500	2,686
		15,660
Airlines - 4.6%
AirTran Holdings, Inc. (a)(d)	3,568,500	14,595
Alaska Air Group, Inc. (a)	774,500	19,130
AMR Corp. (a)	555,400	5,671
Continental Airlines, Inc. Class B (a)(d)	380,075	7,191
JetBlue Airways Corp. (a)	1,390,500	7,717
UAL Corp.	324,300	4,722
		59,026
Commercial Services & Supplies - 2.8%
Copart, Inc. (a)	165,000	5,759
Corrections Corp. of America (a)(d)	1,126,756	21,533
GeoEye, Inc. (a)	175,000	3,787
InnerWorkings, Inc. (a)(d)	830,105	5,769
		36,848
Construction & Engineering - 1.7%
MYR Group, Inc. (a)	409,275	3,888
Quanta Services, Inc. (a)(d)	240,348	4,749
URS Corp. (a)	467,473	13,739
		22,376
Electrical Equipment - 2.8%
American Superconductor Corp. (a)(d)	210,800	2,637
Ceres Power Holdings PLC (a)(d)	1,131,800	1,241
Energy Conversion Devices, Inc. (a)(d)	74,700	2,550
Q-Cells AG (a)(d)	256,700	10,099
SolarWorld AG (d)	450,800	11,362
Sunpower Corp. Class A (a)(d)	88,700	3,465
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	164,300	2,875
Tognum AG	183,700	2,042
		36,271
Machinery - 0.9%
Colfax Corp.	212,000	1,806
Flow International Corp. (a)	1,207,000	4,635
Sulzer AG (Reg.)	73,491	4,338
Titan Machinery, Inc.	118,400	1,466
		12,245
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - 2.2%
CRA International, Inc. (a)	224,500	$ 6,075
Huron Consulting Group, Inc. (a)	229,030	12,452
Navigant Consulting, Inc. (a)	615,300	9,949
		28,476
Road & Rail - 1.9%
Celadon Group, Inc. (a)	486,700	5,203
Con-way, Inc.	234,500	7,982
J.B. Hunt Transport Services, Inc. (d)	140,200	3,986
Old Dominion Freight Lines, Inc. (a)(d)	249,300	7,564
		24,735
Trading Companies & Distributors - 1.2%
Beacon Roofing Supply, Inc. (a)(d)	589,150	8,060
Interline Brands, Inc. (a)	190,766	2,030
Rush Enterprises, Inc. Class A (a)	607,850	5,696
		15,786
Transportation Infrastructure - 0.3%
Aegean Marine Petroleum Network, Inc.	305,400	3,277
TOTAL INDUSTRIALS		254,700
INFORMATION TECHNOLOGY - 15.6%
Communications Equipment - 1.9%
Comtech Telecommunications Corp. (a)	125,800	6,091
Hitachi Kokusai Electric, Inc.	698,000	3,316
Polycom, Inc. (a)	695,400	14,610
		24,017
Computers & Peripherals - 0.6%
NCR Corp. (a)	461,309	8,433
Electronic Equipment & Components - 2.2%
FLIR Systems, Inc. (a)(d)	532,838	17,104
Ingram Micro, Inc. Class A (a)	807,800	10,768
		27,872
Internet Software & Services - 2.8%
Art Technology Group, Inc. (a)	2,666,500	5,200
Bankrate, Inc. (a)(d)	271,315	8,929
Blinkx PLC (a)	3,720,800	1,113
Internet Brands, Inc. Class A (d)	655,300	4,253
j2 Global Communications, Inc. (a)	286,500	4,618
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
LoopNet, Inc. (a)(d)	843,041	$ 6,382
Omniture, Inc. (a)(d)	515,237	5,925
		36,420
IT Services - 4.4%
Alliance Data Systems Corp. (a)	171,800	8,617
CACI International, Inc. Class A (a)	197,000	8,112
CSG Systems International, Inc. (a)	415,400	6,908
Integral Systems, Inc. (a)	370,200	9,096
NCI, Inc. Class A (a)	359,354	8,553
Patni Computer Systems Ltd. sponsored ADR	705,900	4,094
Perot Systems Corp. Class A (a)	435,500	6,267
Syntel, Inc.	233,303	5,802
		57,449
Semiconductors & Semiconductor Equipment - 2.1%
Advanced Energy Industries, Inc. (a)	626,800	6,688
Intersil Corp. Class A	357,800	4,898
KLA-Tencor Corp.	175,000	4,069
Kulicke & Soffa Industries, Inc. (a)	193,700	569
MKS Instruments, Inc. (a)	368,800	6,841
O2Micro International Ltd. sponsored ADR (a)	702,601	2,185
Zoran Corp. (a)	208,580	1,698
		26,948
Software - 1.6%
Ansys, Inc. (a)	446,170	12,774
Quest Software, Inc. (a)	627,900	8,320
		21,094
TOTAL INFORMATION TECHNOLOGY		202,233
MATERIALS - 4.2%
Chemicals - 2.9%
Calgon Carbon Corp. (a)(d)	912,188	12,150
FMC Corp.	99,800	4,345
Lubrizol Corp.	176,500	6,633
Rockwood Holdings, Inc. (a)	250,300	3,091
Solutia, Inc. (a)	1,129,290	10,886
		37,105
Containers & Packaging - 0.4%
Rock-Tenn Co. Class A	152,400	4,634
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 0.9%
AMG Advanced Metallurgical Group NV (a)(d)	100,700	$ 1,630
Eldorado Gold Corp. (a)	1,027,700	4,244
Shore Gold, Inc. (a)	1,550,000	810
Timminco Ltd. (a)	197,700	1,115
Toledo Mining Corp. PLC (a)	1,041,300	308
Yamana Gold, Inc.	854,800	4,076
		12,183
TOTAL MATERIALS		53,922
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
Vergnet SA (a)	169,087	1,106
TOTAL COMMON STOCKS (Cost $1,608,487)		1,249,064
Investment Companies - 1.8%

iShares Dow Jones U.S. Real Estate Index ETF	247,900	10,521
KBW Regional Banking ETF (d)	392,200	12,743
TOTAL INVESTMENT COMPANIES (Cost $29,100)		23,264
Money Market Funds - 19.3%

Fidelity Cash Central Fund, 1.81% (b)	99,931,380	99,931
Fidelity Securities Lending Cash Central Fund, 2.67% (b)(c)	150,437,562	150,438
TOTAL MONEY MARKET FUNDS (Cost $250,369)		250,369
Cash Equivalents - 0.2%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.17%, dated 10/31/08 due 11/3/08 (Collateralized by U.S. Treasury Obligations) # (Cost $2,393)	$ 2,393	$ 2,393
TOTAL INVESTMENT PORTFOLIO - 117.7% (Cost $1,890,349)		1,525,090
NET OTHER ASSETS - (17.7)%		(229,303)
NET ASSETS - 100%		$ 1,295,787
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000's)
$2,393,000 due 11/03/08 at 0.17%
BNP Paribas Securities Corp.	$ 571
Banc of America Securities LLC	1,341
Barclays Capital, Inc.	304
Credit Suisse Securities (USA) LLC	122
Deutsche Bank Securities, Inc.	55
$ 2,393
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2,333
Fidelity Securities Lending Cash Central Fund	5,147
Total	$ 7,480
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Capital Senior Living Corp.	$ -	$ 5,706	$ -	$ -	$ 7,686
Carluccio's PLC	17,207	2,381	6,319	187	3,480
Carmike Cinemas, Inc.	14,968	-	5,576	-	-
Conceptus, Inc.	32,693	23,935	25,745	-	-
Corin Group PLC	43,449	1,871	8,153	66	5,002
Imperial Capital Bancorp, Inc.	-	6,922	2,733	48	-
McCormick & Schmick's Seafood Restaurants	13,230	-	-	-	3,810
Odd Molly International AB	-	13,472	7,212	-	-
Pacific Premier Bancorp, Inc.	-	2,494	-	-	1,326
Premier Exhibitions, Inc.	23,028	3,882	13,123	-	-
Total	$ 144,575	$ 60,663	$ 68,861	$ 301	$ 21,304
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	86.3%
Bermuda	5.2%
Germany	1.8%
United Kingdom	1.5%
Cayman Islands	1.1%
Greece	1.1%
Others (individually less than 1%)	3.0%
100.0%
Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $461,432,000 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2008

Assets
Investment in securities, at value (including securities loaned of $152,216 and repurchase agreements of $2,393) - See accompanying schedule: Unaffiliated issuers (cost $1,562,069)	$ 1,253,417
Fidelity Central Funds (cost $250,369)	250,369
Other affiliated issuers (cost $77,911)	21,304
Total Investments (cost $1,890,349)		$ 1,525,090
Receivable for investments sold		18,711
Receivable for fund shares sold		1,802
Dividends receivable		321
Distributions receivable from Fidelity Central Funds		668
Prepaid expenses		1
Other receivables		59
Total assets		1,546,652

Liabilities
Payable to custodian bank	$ 3,210
Payable for investments purchased	94,957
Payable for fund shares redeemed	1,277
Accrued management fee	271
Distribution fees payable	1
Other affiliated payables	455
Other payables and accrued expenses	256
Collateral on securities loaned, at value	150,438
Total liabilities		250,865

Net Assets		$ 1,295,787
Net Assets consist of:
Paid in capital		$ 2,146,574
Accumulated net investment loss		(1)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(485,045)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(365,741)
Net Assets		$ 1,295,787

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	October 31, 2008

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,367.8÷ 210.731 shares)	$ 11.24

Maximum offering price per share (100/94.25 of $11.24)	$ 11.93
Class T: Net Asset Value and redemption price per share ($409.0÷ 36.543 shares)	$ 11.19

Maximum offering price per share (100/96.50 of $11.19)	$ 11.60
Class B: Net Asset Value and offering price per share ($199.0÷ 17.848 shares) A	$ 11.15

Class C: Net Asset Value and offering price per share ($183.3÷ 16.482 shares) A	$ 11.12

Small Cap Independence: Net Asset Value, offering price and redemption price per share ($1,292,252.4 ÷ 114,513.282 shares)	$ 11.28

Institutional Class: Net Asset Value, offering price and redemption price per share ($375.7 ÷ 33.276 shares)	$ 11.29

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended October 31, 2008

Investment Income
Dividends (including $301 earned from other affiliated issuers)		$ 11,976
Interest		95
Income from Fidelity Central Funds (including $5,147 from security lending)		7,480
Total income		19,551

Expenses
Management fee Basic fee	$ 12,076
Performance adjustment	37
Transfer agent fees	5,424
Distribution fees	16
Accounting and security lending fees	664
Custodian fees and expenses	284
Independent trustees' compensation	9
Registration fees	89
Audit	58
Legal	13
Miscellaneous	140
Total expenses before reductions	18,810
Expense reductions	(212)	18,598
Net investment income (loss)		953
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $28)	(424,794)
Other affiliated issuers	(59,249)
Foreign currency transactions	(405)
Total net realized gain (loss)		(484,448)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $96)	(738,404)
Assets and liabilities in foreign currencies	(505)
Total change in net unrealized appreciation (depreciation)		(738,909)
Net gain (loss)		(1,223,357)
Net increase (decrease) in net assets resulting from operations		$ (1,222,404)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2008	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 953	$ (5,353)
Net realized gain (loss)	(484,448)	358,667
Change in net unrealized appreciation (depreciation)	(738,909)	248,674
Net increase (decrease) in net assets resulting from operations	(1,222,404)	601,988
Distributions to shareholders from net investment income	-	(5,903)
Distributions to shareholders from net realized gain	(284,425)	(276,274)
Total distributions	(284,425)	(282,177)
Share transactions - net increase (decrease)	198,096	(339,424)
Redemption fees	286	409
Total increase (decrease) in net assets	(1,308,447)	(19,204)

Net Assets
Beginning of period	2,604,234	2,623,438
End of period (including accumulated net investment loss of $1 and accumulated net investment loss of $1, respectively)	$ 1,295,787	$ 2,604,234

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,

2008

2007 I

Selected Per-Share Data
Net asset value, beginning of period	$ 24.79	$ 23.20
Income from Investment Operations
Net investment income (loss) E	(.04)	(.07) H
Net realized and unrealized gain (loss)	(10.77)	1.66
Total from investment operations	(10.81)	1.59
Distributions from net realized gain	(2.74)	-
Redemption fees added to paid in capital E, K	-	-
Net asset value, end of period	$ 11.24	$ 24.79
Total Return B, C, D	(48.52)%	6.85%
Ratios to Average Net Assets F, J
Expenses before reductions	1.24%	1.27% A
Expenses net of fee waivers, if any	1.24%	1.27% A
Expenses net of all reductions	1.23%	1.26% A
Net investment income (loss)	(.24)%	(.57)% A, H
Supplemental Data
Net assets, end of period (in millions)	$ 2	$ 1
Portfolio turnover rate G	101%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.66)%. I For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,

2008

2007 I

Selected Per-Share Data
Net asset value, beginning of period	$ 24.74	$ 23.20
Income from Investment Operations
Net investment income (loss) E	(.08)	(.10) H
Net realized and unrealized gain (loss)	(10.76)	1.64
Total from investment operations	(10.84)	1.54
Distributions from net realized gain	(2.71)	-
Redemption fees added to paid in capital E, K	-	-
Net asset value, end of period	$ 11.19	$ 24.74
Total Return B, C, D	(48.70)%	6.64%
Ratios to Average Net Assets F, J
Expenses before reductions	1.50%	1.53% A
Expenses net of fee waivers, if any	1.50%	1.53% A
Expenses net of all reductions	1.49%	1.52% A
Net investment income (loss)	(.50)%	(.83)% A, H
Supplemental Data
Net assets, end of period (000 omitted)	$ 409	$ 420
Portfolio turnover rate G	101%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.92)%. I For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,

2008

2007 I

Selected Per-Share Data
Net asset value, beginning of period	$ 24.69	$ 23.20
Income from Investment Operations
Net investment income (loss) E	(.17)	(.15) H
Net realized and unrealized gain (loss)	(10.73)	1.64
Total from investment operations	(10.90)	1.49
Distributions from net realized gain	(2.64)	-
Redemption fees added to paid in capital E, K	-	-
Net asset value, end of period	$ 11.15	$ 24.69
Total Return B, C, D	(48.94)%	6.42%
Ratios to Average Net Assets F, J
Expenses before reductions	1.99%	2.07% A
Expenses net of fee waivers, if any	1.99%	2.05% A
Expenses net of all reductions	1.99%	2.04% A
Net investment income (loss)	(1.00)%	(1.32)% A, H
Supplemental Data
Net assets, end of period (000 omitted)	$ 199	$ 419
Portfolio turnover rate G	101%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.41)%. I For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,

2008

2007 I

Selected Per-Share Data
Net asset value, beginning of period	$ 24.71	$ 23.20
Income from Investment Operations
Net investment income (loss) E	(.17)	(.15) H
Net realized and unrealized gain (loss)	(10.72)	1.66
Total from investment operations	(10.89)	1.51
Distributions from net realized gain	(2.70)	-
Redemption fees added to paid in capital E, K	-	-
Net asset value, end of period	$ 11.12	$ 24.71
Total Return B, C, D	(48.95)%	6.51%
Ratios to Average Net Assets F, J
Expenses before reductions	2.00%	1.98% A
Expenses net of fee waivers, if any	2.00%	1.98% A
Expenses net of all reductions	1.99%	1.97% A
Net investment income (loss)	(1.01)%	(1.27)% A, H
Supplemental Data
Net assets, end of period (000 omitted)	$ 183	$ 294
Portfolio turnover rate G	101%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.36)%. I For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Small Cap Independence

Years ended October 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 24.81	$ 22.23	$ 20.82	$ 18.30	$ 16.87
Income from Investment Operations
Net investment income (loss) B	.01	(.04) E	.07 F	.10 G	(.09)
Net realized and unrealized gain (loss)	(10.82)	5.01	2.75	3.31	1.52
Total from investment operations	(10.81)	4.97	2.82	3.41	1.43
Distributions from net investment income	-	(.05)	(.07)	-	-
Distributions from net realized gain	(2.72)	(2.34)	(1.34)	(.89)	-
Total distributions	(2.72)	(2.39)	(1.41)	(.89)	-
Redemption fees added to paid in capital B, I	-	-	-	-	-
Net asset value, end of period I	$ 11.28	$ 24.81	$ 22.23	$ 20.82	$ 18.30
Total Return A	(48.42)%	24.42%	14.08%	19.05%	8.48%
Ratios to Average Net Assets C, H
Expenses before reductions	.95%	1.01%	.86%	.78%	.95%
Expenses net of fee waivers, if any	.95%	1.00%	.86%	.78%	.95%
Expenses net of all reductions	.94%	.99%	.81%	.75%	.91%
Net investment income (loss)	.05%	(.20)% E	.32% F	.49% G	(.49)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,292	$ 2,602	$ 2,623	$ 1,609	$ 945
Portfolio turnover rate D	101%	84%	126%	61%	95%

A Total returns would have been lower had certain expenses not been reduced during the periods shown. B Calculated based on average shares outstanding during the period. C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. D Amount does not include the portfolio activity of any underlying Fidelity Central Funds. E Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.29)%. F Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.22)%. G Investment income per share reflects a special dividend which amounted to $.12 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.10)%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,

2008

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 24.82	$ 23.20
Income from Investment Operations
Net investment income (loss) D	.02	(.03) G
Net realized and unrealized gain (loss)	(10.82)	1.65
Total from investment operations	(10.80)	1.62
Distributions from net realized gain	(2.73)	-
Redemption fees added to paid in capital D, J	-	-
Net asset value, end of period	$ 11.29	$ 24.82
Total Return B, C	(48.36)%	6.98%
Ratios to Average Net Assets E, I
Expenses before reductions	.84%	.94% A
Expenses net of fee waivers, if any	.84%	.94% A
Expenses net of all reductions	.84%	.93% A
Net investment income (loss)	.15%	(.24)% A, G
Supplemental Data
Net assets, end of period (000 omitted)	$ 376	$ 162
Portfolio turnover rate F	101%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.33)%. H For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2008

(Amounts in thousands except ratios)

1. Organization.

Fidelity Small Cap Independence Fund (the Fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Small Cap Independence and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Annual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Internal Revenue Service (IRS). Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 92,094
Unrealized depreciation	(481,450)
Net unrealized appreciation (depreciation)	(389,356)
Capital loss carryforward	(461,432)

Cost for federal income tax purposes	$ 1,914,446

The tax character of distributions paid was as follows:

	October 31, 2008	October 31, 2007
Ordinary Income	$ 104,436	$ 96,814
Long-term Capital Gains	179,989	185,363
Total	$ 284,425	$ 282,177

Short-Term Trading (Redemption) Fees. Shares purchased held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $1,952,930 and $1,958,102, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Small Cap Independence as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .61% of the Fund's average net assets.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 6	$ 3
Class T	.25%	.25%	2	-
Class B	.75%	.25%	4	3
Class C	.75%	.25%	4	3
			$ 16	$ 9

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4
Class T	1
Class B*	1
$ 6

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR, was the transfer agent for Small Cap Independence shares.

For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 8.31
Class T	2.32
Class B	1.32
Class C	1.32
Small Cap Independence	5,411.27
Institutional Class	1.17
	$ 5,424

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $58 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Small Cap Independence's operating expenses. During the period, this reimbursement reduced the class' expenses by $42.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $116 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction

Small Cap Independence	$ 54

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

10. Other - continued

claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $377 which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2008	2007
From net investment income
Small Cap Independence	$ -	$ 5,903
From net realized gain
Class A	$ 217	$ -
Class T	52	-
Class B	46	-
Class C	51	-
Small Cap Independence	284,040	276,274
Institutional Class	19	-
Total	$ 284,425	$ 276,274

Annual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2008	2007 A	2008	2007 A
Class A
Shares sold	205	40	$ 3,724	$ 939
Reinvestment of distributions	11	-	215	-
Shares redeemed	(45)	-	(737)	(2)
Net increase (decrease)	171	40	$ 3,202	$ 937
Class T
Shares sold	34	18	$ 579	$ 429
Reinvestment of distributions	3	-	52	-
Shares redeemed	(17)	(1)	(267)	(27)
Net increase (decrease)	20	17	$ 364	$ 402
Class B
Shares sold	10	18	$ 161	$ 417
Reinvestment of distributions	2	-	45	-
Shares redeemed	(11)	(1)	(163)	(12)
Net increase (decrease)	1	17	$ 43	$ 405
Class C
Shares sold	29	12	$ 552	$ 281
Reinvestment of distributions	2	-	48	-
Shares redeemed	(27)	-	(434)	-
Net increase (decrease)	4	12	$ 166	$ 281
Small Cap Independence
Shares sold	25,453	32,042	$ 420,761	$ 729,762
Reinvestment of distributions	13,819	13,404	279,429	278,946
Shares redeemed	(29,642)	(58,553)	(506,377)	(1,350,306)
Net increase (decrease)	9,630	(13,107)	$ 193,813	$ (341,598)
Institutional Class
Shares sold	35	7	$ 643	$ 152
Reinvestment of distributions	1	-	19	-
Shares redeemed	(10)	-	(154)	-
Net increase (decrease)	26	7	$ 508	$ 152

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period May 2, 2007 (commencement of sale of shares) to October 31, 2007.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Capital Trust and Shareholders of Fidelity Small Cap Independence Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Small Cap Independence Fund (the Fund), a fund of Fidelity Capital Trust, including the schedule of investments, as of October 31, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2008, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Small Cap Independence Fund as of October 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 19, 2008

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 220 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 379 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1978

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (60)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Alan J. Lacy (55)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Ned C. Lautenbach (64)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (64)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-
2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (64)

Year of Election or Appointment: 2005

Ms. Small is a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College and as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy. In addition, she served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (69)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President (1993-2000; 2002-
2003), CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, he is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (59)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (58)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-
present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Advisory Board Member and Executive Officers**:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (39)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Walter C. Donovan (46)

Year of Election or Appointment: 2007

Vice President of Fidelity's Equity Funds. Mr. Donovan also serves as President of FMR and FMR Co., Inc., and Executive Vice President of Fidelity Investments Money Management, Inc. (2007-present). Previously, Mr. Donovan served as Executive Vice President of FMR and FMR Co., Inc. (2005-2007) and Senior Vice President of FMR (2003-2005) and FMR Co., Inc. (2004-2005).

Thomas C. Hense (44)

Year of Election or Appointment: 2008

Vice President of Fidelity's High Income and Small Cap Funds. Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

John B. McGinty, Jr. (46)

Year of Election or Appointment: 2008

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. McGinty is an employee of Fidelity Investments (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-
2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Kenneth A. Rathgeber (61)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-
present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present).

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)
Year of Election or Appointment: 2004 Assistant Treasurer of the Fidelity funds. Mr. Lydecker is an employee of Fidelity Investments.
Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

Class A, Class T, Class B, and Class C designate 7% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A designates 11%, Class T designates 11%, Class B designates 12%, and Class C designates 11% of the dividends distributed in December 2007 during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	23,119,124,829.71	94.630
Withheld	1,311,945,572.61	5.370
TOTAL	24,431,070,402.32	100.000
Dennis J. Dirks
Affirmative	23,264,895,678.33	95.227
Withheld	1,166,174,723.99	4.773
TOTAL	24,431,070,402.32	100.000
Edward C. Johnson 3d
Affirmative	23,048,702,160.33	94.342
Withheld	1,382,368,241.99	5.658
TOTAL	24,431,070,402.32	100.000
Alan J. Lacy
Affirmative	23,227,703,560.69	95.074
Withheld	1,203,366,841.63	4.926
TOTAL	24,431,070,402.32	100.000
Ned C. Lautenbach
Affirmative	23,204,734,087.83	94.980
Withheld	1,226,336,314.49	5.020
TOTAL	24,431,070,402.32	100.000
Joseph Mauriello
Affirmative	23,241,851,999.48	95.132
Withheld	1,189,218,402.84	4.868
TOTAL	24,431,070,402.32	100.000
Cornelia M. Small
Affirmative	23,238,535,444.69	95.119
Withheld	1,192,534,957.63	4.881
TOTAL	24,431,070,402.32	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	23,115,529,078.86	94.615
Withheld	1,315,541,323.46	5.385
TOTAL	24,431,070,402.32	100.000
David M. Thomas
Affirmative	23,252,717,495.51	95.177
Withheld	1,178,352,906.81	4.823
TOTAL	24,431,070,402.32	100.000
Michael E. Wiley
Affirmative	23,205,390,737.79	94.983
Withheld	1,225,679,664.53	5.017
TOTAL	24,431,070,402.32	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	18,156,725,598.66	74.318
Against	4,525,430,963.48	18.523
Abstain	1,194,721,132.34	4.890
Broker Non-Votes	554,192,707.84	2.269
TOTAL	24,431,070,402.32	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Small Cap Independence Fund

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (Japan) Inc. and Fidelity Management & Research (Hong Kong) Limited, as well as amendments to the fund's agreement with Fidelity Management & Research (U.K.) Inc.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board further considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for Fidelity Small Cap Independence (retail class), as well as the fund's relative investment performance for Fidelity Small Cap Independence (retail class) measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the cumulative total returns of Fidelity Small Cap Independence (retail class) of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. (The Advisor classes of the fund had less than one year of performance as of December 31, 2007.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of Fidelity Small Cap Independence (retail class) of the fund.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Small Cap Independence Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Small Cap Independence (retail class) of the fund was in the first quartile for the one- and three-year periods and the second quartile for the five-year period. The Board also stated that the investment performance of Fidelity Small Cap Independence (retail class) of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Annual Report

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how the fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 4% means that 96% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Small Cap Independence Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class B, Class C, Institutional Class, and Fidelity Small Cap Independence (retail class) ranked below its competitive median for the period, and the total expenses of Class T ranked above its competitive median for the period. The Board considered that the total expenses of Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class. The Board noted that the fund offers multiple classes, each of which has a difference sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Annual Report

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures and rationale for recommending different fees among categories of funds; and (vi) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

ASCS-UANN-1208
1.843150.101

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

Small Cap Independence

Fund - Institutional Class

Annual Report

October 31, 2008
(2_fidelity_logos) (Registered_Trademark)

Institutional Class is a
class of Fidelity® Small Cap
Independence Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Turmoil has been the watchword for the world's securities markets in 2008, with domestic and international stocks down sharply amid the global credit squeeze. A flight to quality boosted returns for U.S. Treasuries, one of the few asset classes with positive results heading into the latter stages of the year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2008	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	-48.36%	-1.08%	3.22%

A The initial offering of Institutional Class shares took place on May 2, 2007. Returns prior to May 2, 2007 are those of Small Cap Independence, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Small Cap Independence Fund - Institutional Class on October 31, 1998. The chart shows how the value of your investment would have changed, and also shows how the Russell 2000® Index performed over the same period. The initial offering of Institutional Class took place on May 2, 2007. See above for additional information regarding the performance of Institutional Class.

Annual Report

Management's Discussion of Fund Performance

Comments from Richard Thompson, Portfolio Manager of Fidelity Advisor Small Cap Independence Fund

The U.S. equity markets quaked under the rising pressure of a global credit crisis during the 12 months ending October 31, 2008. As home values sunk, credit availability decreased and liquidity became increasingly scarce, the Standard & Poor's 500SM Index fell 36.10%. All 10 sectors in the S&P 500® were negative, led by a roughly 52% decline in financials. Information technology and materials both fell more than 40%, while the historically defensive consumer staples and health care sectors performed the best, dropping slightly more than 11% and 23%, respectively. In the last two months of the period, the U.S. economy took a turn for the worse, as several large financial institutions went bankrupt, were forced into acquisitions or were taken over by the U.S. government. The Federal Reserve Board facilitated many of these and other transactions, and also lowered the federal funds target rate twice in October, on top of the other rate cuts during the year, leaving it at 1.00%. The markets continued to perform erratically, however, and the U.S. unemployment rate reached a 14-year high in the last month of the period. The Dow Jones Industrial AverageSM declined 31.24% for the 12-month period - including its worst single-day point loss in September - while the technology-heavy NASDAQ Composite® Index dropped 39.35%.

During the year, the fund's Institutional Class shares lost 48.36%, significantly trailing the 34.16% decline of the Russell 2000® Index. Security selection in capital goods was an especially large negative. Poor choices in health care, energy and retailing were disappointments as well. On the positive side, the fund's overall positioning within the technology sector helped, as did being underweighted in the poor-performing telecommunication services group and maintaining a modest cash position in a declining market. The biggest individual detractor was Fourlis Holdings, a Greek retailer. England's Corin Group, a maker of orthopedic devices, suffered a setback with its U.S. distribution partner. Oil refiner Tesoro declined earlier in the period on higher raw material costs and lower profit margins. All three stocks were out-of-benchmark positions, and Tesoro was no longer in the portfolio at period end. In contrast, one notable positive was Calgon Carbon. Usage of Calgon's technology to remove mercury emissions from coal-fired power plants increased, improving the company's outlook. Beacon Roofing Supply generated strong returns, recovering off a very low valuation from early in the period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2008 to October 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Expenses Paid During Period* May 1, 2008 to October 31, 2008
Class A	1.20%
Actual		$ 1,000.00	$ 642.70	$ 4.96
Hypothetical A		$ 1,000.00	$ 1,019.10	$ 6.09
Class T	1.46%
Actual		$ 1,000.00	$ 641.60	$ 6.02
Hypothetical A		$ 1,000.00	$ 1,017.80	$ 7.41
Class B	1.93%
Actual		$ 1,000.00	$ 640.10	$ 7.96
Hypothetical A		$ 1,000.00	$ 1,015.43	$ 9.78
Class C	1.92%
Actual		$ 1,000.00	$ 639.80	$ 7.91
Hypothetical A		$ 1,000.00	$ 1,015.48	$ 9.73
Small Cap Independence	.84%
Actual		$ 1,000.00	$ 643.10	$ 3.47
Hypothetical A		$ 1,000.00	$ 1,020.91	$ 4.27
Institutional Class	.81%
Actual		$ 1,000.00	$ 644.00	$ 3.35
Hypothetical A		$ 1,000.00	$ 1,021.06	$ 4.12

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Corrections Corp. of America	1.7	1.9
Quidel Corp.	1.5	0.8
Alaska Air Group, Inc.	1.5	0.0
Green Mountain Coffee Roasters, Inc.	1.4	1.2
Conceptus, Inc.	1.4	1.0
FLIR Systems, Inc.	1.3	0.9
Polycom, Inc.	1.1	0.7
AirTran Holdings, Inc.	1.1	0.1
Fourlis Holdings SA	1.1	2.8
Chattem, Inc.	1.1	0.4
	13.2
Top Five Market Sectors as of October 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	19.6	18.0
Financials	17.4	9.6
Information Technology	15.6	13.2
Consumer Discretionary	14.8	18.7
Health Care	12.3	8.5
Asset Allocation (% of fund's net assets)
As of October 31, 2008 *		As of April 30, 2008 **
	Stocks and Investment Companies 98.2%		Stocks and Investment Companies 92.3%
	Short-Term Investments and Net Other Assets 1.8%		Short-Term Investments and Net Other Assets 7.7%
* Foreign investments	13.7%	** Foreign investments	17.6%

Annual Report

Investments October 31, 2008

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.8%
Auto Components - 0.4%
Gentex Corp.	600,600	$ 5,760
Diversified Consumer Services - 2.8%
American Public Education, Inc.	30,700	1,359
Capella Education Co. (a)	200,400	9,499
Hillenbrand, Inc.	345,800	6,570
K12, Inc. (d)	455,500	12,526
Princeton Review, Inc. (a)(d)	663,800	3,697
Stewart Enterprises, Inc. Class A (d)	384,673	1,989
		35,640
Hotels, Restaurants & Leisure - 3.2%
Bally Technologies, Inc. (a)	223,400	4,948
BJ's Restaurants, Inc. (a)(d)	283,800	2,523
Carluccio's PLC (e)	2,899,392	3,480
McCormick & Schmick's Seafood Restaurants (a)(e)	779,169	3,810
P.F. Chang's China Bistro, Inc. (a)(d)	325,800	6,666
Penn National Gaming, Inc. (a)	367,100	7,070
The Restaurant Group PLC	1,169,322	2,372
Vail Resorts, Inc. (a)(d)	233,900	7,780
WMS Industries, Inc. (a)	121,000	3,025
		41,674
Household Durables - 1.9%
Meritage Homes Corp. (a)	561,000	7,703
Pulte Homes, Inc.	1,105,200	12,312
Ryland Group, Inc.	226,600	4,258
		24,273
Internet & Catalog Retail - 0.4%
ASOS PLC (a)(d)	1,071,000	4,495
Media - 0.9%
CTC Media, Inc. (a)	302,800	2,241
Discovery Communications, Inc. (a)	440,100	6,003
Regal Entertainment Group Class A (d)	178,200	2,288
VisionChina Media, Inc. ADR (d)	211,300	1,690
		12,222
Specialty Retail - 4.5%
American Eagle Outfitters, Inc.	234,900	2,612
AnnTaylor Stores Corp. (a)	443,100	5,570
bebe Stores, Inc.	242,000	2,144
Charlotte Russe Holding, Inc. (a)	496,236	4,193
Christopher & Banks Corp.	904,384	4,721
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Citi Trends, Inc. (a)	173,500	$ 2,903
Fourlis Holdings SA	1,283,430	14,440
Shoe Carnival, Inc. (a)	509,200	7,134
Talbots, Inc.	13,300	130
The Men's Wearhouse, Inc. (d)	451,300	6,900
USS Co. Ltd.	3,430	210
Williams-Sonoma, Inc.	843,700	6,986
		57,943
Textiles, Apparel & Luxury Goods - 0.7%
G-III Apparel Group Ltd. (a)	463,400	6,400
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	221,529	2,942
		9,342
TOTAL CONSUMER DISCRETIONARY		191,349
CONSUMER STAPLES - 4.2%
Food & Staples Retailing - 0.7%
Sugi Holdings Co. Ltd. (d)	216,800	5,213
The Pantry, Inc. (a)	166,200	3,660
		8,873
Food Products - 2.4%
Corn Products International, Inc.	309,000	7,515
Green Mountain Coffee Roasters, Inc. (a)(d)	622,049	18,033
The J.M. Smucker Co.	104,500	4,657
Vilmorin & Cie	9,100	889
		31,094
Personal Products - 1.1%
Chattem, Inc. (a)(d)	188,900	14,294
TOTAL CONSUMER STAPLES		54,261
ENERGY - 8.2%
Energy Equipment & Services - 2.2%
Atwood Oceanics, Inc. (a)	100,652	2,766
Dril-Quip, Inc. (a)(d)	145,100	3,584
Nabors Industries Ltd. (a)	162,800	2,341
NATCO Group, Inc. Class A (a)	169,000	3,573
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Oil States International, Inc. (a)	220,300	$ 5,096
Superior Energy Services, Inc. (a)	550,800	11,743
		29,103
Oil, Gas & Consumable Fuels - 6.0%
Alpha Natural Resources, Inc. (a)	47,700	1,706
Cabot Oil & Gas Corp.	387,100	10,866
Encore Acquisition Co. (a)	310,650	9,677
EXCO Resources, Inc. (a)	235,200	2,161
Forest Oil Corp. (a)	76,800	2,243
Foundation Coal Holdings, Inc.	391,800	8,134
Frontier Oil Corp.	407,800	5,387
Goodrich Petroleum Corp. (a)(d)	226,600	6,290
International Coal Group, Inc. (a)(d)	426,300	1,995
Mariner Energy, Inc. (a)	792,130	11,399
Plains Exploration & Production Co. (a)	182,900	5,158
Quicksilver Resources, Inc. (a)	99,600	1,043
Southwestern Energy Co. (a)	258,500	9,208
USEC, Inc. (a)	440,100	1,818
		77,085
TOTAL ENERGY		106,188
FINANCIALS - 17.4%
Capital Markets - 1.2%
GLG Partners, Inc.	162,800	521
GLG Partners, Inc. warrants 12/28/11 (a)	120,962	30
Greenhill & Co., Inc. (d)	83,800	5,528
Janus Capital Group, Inc.	836,700	9,823
		15,902
Commercial Banks - 5.8%
Bank of Hawaii Corp.	141,700	7,186
Bank of the Ozarks, Inc.	275,500	8,375
Center Financial Corp., California	250,000	2,575
First Horizon National Corp.	449,500	5,354
Huntington Bancshares, Inc. (d)	506,500	4,786
IBERIABANK Corp.	67,800	3,454
Pacific Premier Bancorp, Inc. (a)(e)	331,488	1,326
PacWest Bancorp	383,900	9,594
Prosperity Bancshares, Inc.	166,211	5,520
South Financial Group, Inc.	356,700	2,072
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
UCBH Holdings, Inc.	947,700	$ 5,004
UMB Financial Corp.	131,400	5,956
Wilshire Bancorp, Inc.	469,947	5,184
Zions Bancorp (d)	213,800	8,148
		74,534
Diversified Financial Services - 0.9%
India Hospitality Corp. (a)	833,320	4,875
KKR Financial Holdings LLC	398,100	1,537
MSCI, Inc. Class A	326,800	5,634
		12,046
Insurance - 6.4%
Allied World Assurance Co. Holdings Ltd.	249,800	8,011
Argo Group International Holdings, Ltd. (a)	210,800	6,725
Aspen Insurance Holdings Ltd.	592,800	13,611
Endurance Specialty Holdings Ltd.	326,100	9,861
IPC Holdings Ltd.	251,400	6,941
LandAmerica Financial Group, Inc. (d)	111,600	1,099
Montpelier Re Holdings Ltd.	787,924	11,275
Platinum Underwriters Holdings Ltd.	199,800	6,342
Reinsurance Group of America, Inc. Class B	209,500	7,760
W.R. Berkley Corp.	252,900	6,644
Willis Group Holdings Ltd.	199,200	5,227
		83,496
Real Estate Investment Trusts - 1.8%
Annaly Capital Management, Inc.	121,100	1,683
Corporate Office Properties Trust (SBI)	242,000	7,524
Home Properties, Inc.	165,132	6,686
SL Green Realty Corp.	174,100	7,319
		23,212
Real Estate Management & Development - 0.2%
Orchid Developments Group Ltd. (a)	2,219,000	2,945
Thrifts & Mortgage Finance - 1.1%
First Financial Northwest, Inc.	101,298	828
Hudson City Bancorp, Inc.	162,900	3,064
New York Community Bancorp, Inc.	318,900	4,994
Washington Federal, Inc. (d)	273,700	4,823
		13,709
TOTAL FINANCIALS		225,844
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 12.3%
Biotechnology - 0.1%
Alnylam Pharmaceuticals, Inc. (a)	32,300	$ 743
Cougar Biotechnology, Inc. (a)	44,000	1,118
		1,861
Health Care Equipment & Supplies - 5.0%
Conceptus, Inc. (a)(d)	1,080,053	17,497
Corin Group PLC (e)	2,578,639	5,002
Haemonetics Corp. (a)	79,700	4,707
Integra LifeSciences Holdings Corp. (a)	133,400	5,008
Kinetic Concepts, Inc. (a)	122,600	2,968
Masimo Corp. (a)	180,100	5,761
Quidel Corp. (a)	1,220,016	19,288
Zoll Medical Corp. (a)	186,600	4,493
		64,724
Health Care Providers & Services - 5.3%
athenahealth, Inc. (a)(d)	302,800	9,266
Brookdale Senior Living, Inc.	464,500	4,004
Capital Senior Living Corp. (a)(e)	1,711,909	7,686
Emeritus Corp. (a)(d)	1,017,000	11,726
Genoptix, Inc.	154,100	5,153
Hanger Orthopedic Group, Inc. (a)	532,800	8,876
Pediatrix Medical Group, Inc. (a)	222,700	8,607
Sun Healthcare Group, Inc. (a)	624,442	7,169
Universal Health Services, Inc. Class B	113,600	4,776
Virtual Radiologic Corp. (d)	116,343	1,012
		68,275
Health Care Technology - 0.6%
Vital Images, Inc. (a)	546,700	7,134
Life Sciences Tools & Services - 0.6%
Pharmaceutical Product Development, Inc.	107,000	3,315
QIAGEN NV (a)	320,000	4,563
		7,878
Pharmaceuticals - 0.7%
XenoPort, Inc. (a)	230,458	9,589
TOTAL HEALTH CARE		159,461
INDUSTRIALS - 19.6%
Aerospace & Defense - 1.2%
Hexcel Corp. (a)	366,800	4,842
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Orbital Sciences Corp. (a)	396,900	$ 8,132
Spirit AeroSystems Holdings, Inc. Class A (a)	166,500	2,686
		15,660
Airlines - 4.6%
AirTran Holdings, Inc. (a)(d)	3,568,500	14,595
Alaska Air Group, Inc. (a)	774,500	19,130
AMR Corp. (a)	555,400	5,671
Continental Airlines, Inc. Class B (a)(d)	380,075	7,191
JetBlue Airways Corp. (a)	1,390,500	7,717
UAL Corp.	324,300	4,722
		59,026
Commercial Services & Supplies - 2.8%
Copart, Inc. (a)	165,000	5,759
Corrections Corp. of America (a)(d)	1,126,756	21,533
GeoEye, Inc. (a)	175,000	3,787
InnerWorkings, Inc. (a)(d)	830,105	5,769
		36,848
Construction & Engineering - 1.7%
MYR Group, Inc. (a)	409,275	3,888
Quanta Services, Inc. (a)(d)	240,348	4,749
URS Corp. (a)	467,473	13,739
		22,376
Electrical Equipment - 2.8%
American Superconductor Corp. (a)(d)	210,800	2,637
Ceres Power Holdings PLC (a)(d)	1,131,800	1,241
Energy Conversion Devices, Inc. (a)(d)	74,700	2,550
Q-Cells AG (a)(d)	256,700	10,099
SolarWorld AG (d)	450,800	11,362
Sunpower Corp. Class A (a)(d)	88,700	3,465
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	164,300	2,875
Tognum AG	183,700	2,042
		36,271
Machinery - 0.9%
Colfax Corp.	212,000	1,806
Flow International Corp. (a)	1,207,000	4,635
Sulzer AG (Reg.)	73,491	4,338
Titan Machinery, Inc.	118,400	1,466
		12,245
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - 2.2%
CRA International, Inc. (a)	224,500	$ 6,075
Huron Consulting Group, Inc. (a)	229,030	12,452
Navigant Consulting, Inc. (a)	615,300	9,949
		28,476
Road & Rail - 1.9%
Celadon Group, Inc. (a)	486,700	5,203
Con-way, Inc.	234,500	7,982
J.B. Hunt Transport Services, Inc. (d)	140,200	3,986
Old Dominion Freight Lines, Inc. (a)(d)	249,300	7,564
		24,735
Trading Companies & Distributors - 1.2%
Beacon Roofing Supply, Inc. (a)(d)	589,150	8,060
Interline Brands, Inc. (a)	190,766	2,030
Rush Enterprises, Inc. Class A (a)	607,850	5,696
		15,786
Transportation Infrastructure - 0.3%
Aegean Marine Petroleum Network, Inc.	305,400	3,277
TOTAL INDUSTRIALS		254,700
INFORMATION TECHNOLOGY - 15.6%
Communications Equipment - 1.9%
Comtech Telecommunications Corp. (a)	125,800	6,091
Hitachi Kokusai Electric, Inc.	698,000	3,316
Polycom, Inc. (a)	695,400	14,610
		24,017
Computers & Peripherals - 0.6%
NCR Corp. (a)	461,309	8,433
Electronic Equipment & Components - 2.2%
FLIR Systems, Inc. (a)(d)	532,838	17,104
Ingram Micro, Inc. Class A (a)	807,800	10,768
		27,872
Internet Software & Services - 2.8%
Art Technology Group, Inc. (a)	2,666,500	5,200
Bankrate, Inc. (a)(d)	271,315	8,929
Blinkx PLC (a)	3,720,800	1,113
Internet Brands, Inc. Class A (d)	655,300	4,253
j2 Global Communications, Inc. (a)	286,500	4,618
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
LoopNet, Inc. (a)(d)	843,041	$ 6,382
Omniture, Inc. (a)(d)	515,237	5,925
		36,420
IT Services - 4.4%
Alliance Data Systems Corp. (a)	171,800	8,617
CACI International, Inc. Class A (a)	197,000	8,112
CSG Systems International, Inc. (a)	415,400	6,908
Integral Systems, Inc. (a)	370,200	9,096
NCI, Inc. Class A (a)	359,354	8,553
Patni Computer Systems Ltd. sponsored ADR	705,900	4,094
Perot Systems Corp. Class A (a)	435,500	6,267
Syntel, Inc.	233,303	5,802
		57,449
Semiconductors & Semiconductor Equipment - 2.1%
Advanced Energy Industries, Inc. (a)	626,800	6,688
Intersil Corp. Class A	357,800	4,898
KLA-Tencor Corp.	175,000	4,069
Kulicke & Soffa Industries, Inc. (a)	193,700	569
MKS Instruments, Inc. (a)	368,800	6,841
O2Micro International Ltd. sponsored ADR (a)	702,601	2,185
Zoran Corp. (a)	208,580	1,698
		26,948
Software - 1.6%
Ansys, Inc. (a)	446,170	12,774
Quest Software, Inc. (a)	627,900	8,320
		21,094
TOTAL INFORMATION TECHNOLOGY		202,233
MATERIALS - 4.2%
Chemicals - 2.9%
Calgon Carbon Corp. (a)(d)	912,188	12,150
FMC Corp.	99,800	4,345
Lubrizol Corp.	176,500	6,633
Rockwood Holdings, Inc. (a)	250,300	3,091
Solutia, Inc. (a)	1,129,290	10,886
		37,105
Containers & Packaging - 0.4%
Rock-Tenn Co. Class A	152,400	4,634
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 0.9%
AMG Advanced Metallurgical Group NV (a)(d)	100,700	$ 1,630
Eldorado Gold Corp. (a)	1,027,700	4,244
Shore Gold, Inc. (a)	1,550,000	810
Timminco Ltd. (a)	197,700	1,115
Toledo Mining Corp. PLC (a)	1,041,300	308
Yamana Gold, Inc.	854,800	4,076
		12,183
TOTAL MATERIALS		53,922
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
Vergnet SA (a)	169,087	1,106
TOTAL COMMON STOCKS (Cost $1,608,487)		1,249,064
Investment Companies - 1.8%

iShares Dow Jones U.S. Real Estate Index ETF	247,900	10,521
KBW Regional Banking ETF (d)	392,200	12,743
TOTAL INVESTMENT COMPANIES (Cost $29,100)		23,264
Money Market Funds - 19.3%

Fidelity Cash Central Fund, 1.81% (b)	99,931,380	99,931
Fidelity Securities Lending Cash Central Fund, 2.67% (b)(c)	150,437,562	150,438
TOTAL MONEY MARKET FUNDS (Cost $250,369)		250,369
Cash Equivalents - 0.2%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.17%, dated 10/31/08 due 11/3/08 (Collateralized by U.S. Treasury Obligations) # (Cost $2,393)	$ 2,393	$ 2,393
TOTAL INVESTMENT PORTFOLIO - 117.7% (Cost $1,890,349)		1,525,090
NET OTHER ASSETS - (17.7)%		(229,303)
NET ASSETS - 100%		$ 1,295,787
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000's)
$2,393,000 due 11/03/08 at 0.17%
BNP Paribas Securities Corp.	$ 571
Banc of America Securities LLC	1,341
Barclays Capital, Inc.	304
Credit Suisse Securities (USA) LLC	122
Deutsche Bank Securities, Inc.	55
$ 2,393
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2,333
Fidelity Securities Lending Cash Central Fund	5,147
Total	$ 7,480
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Capital Senior Living Corp.	$ -	$ 5,706	$ -	$ -	$ 7,686
Carluccio's PLC	17,207	2,381	6,319	187	3,480
Carmike Cinemas, Inc.	14,968	-	5,576	-	-
Conceptus, Inc.	32,693	23,935	25,745	-	-
Corin Group PLC	43,449	1,871	8,153	66	5,002
Imperial Capital Bancorp, Inc.	-	6,922	2,733	48	-
McCormick & Schmick's Seafood Restaurants	13,230	-	-	-	3,810
Odd Molly International AB	-	13,472	7,212	-	-
Pacific Premier Bancorp, Inc.	-	2,494	-	-	1,326
Premier Exhibitions, Inc.	23,028	3,882	13,123	-	-
Total	$ 144,575	$ 60,663	$ 68,861	$ 301	$ 21,304
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	86.3%
Bermuda	5.2%
Germany	1.8%
United Kingdom	1.5%
Cayman Islands	1.1%
Greece	1.1%
Others (individually less than 1%)	3.0%
100.0%
Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $461,432,000 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2008

Assets
Investment in securities, at value (including securities loaned of $152,216 and repurchase agreements of $2,393) - See accompanying schedule: Unaffiliated issuers (cost $1,562,069)	$ 1,253,417
Fidelity Central Funds (cost $250,369)	250,369
Other affiliated issuers (cost $77,911)	21,304
Total Investments (cost $1,890,349)		$ 1,525,090
Receivable for investments sold		18,711
Receivable for fund shares sold		1,802
Dividends receivable		321
Distributions receivable from Fidelity Central Funds		668
Prepaid expenses		1
Other receivables		59
Total assets		1,546,652

Liabilities
Payable to custodian bank	$ 3,210
Payable for investments purchased	94,957
Payable for fund shares redeemed	1,277
Accrued management fee	271
Distribution fees payable	1
Other affiliated payables	455
Other payables and accrued expenses	256
Collateral on securities loaned, at value	150,438
Total liabilities		250,865

Net Assets		$ 1,295,787
Net Assets consist of:
Paid in capital		$ 2,146,574
Accumulated net investment loss		(1)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(485,045)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(365,741)
Net Assets		$ 1,295,787

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	October 31, 2008

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,367.8÷ 210.731 shares)	$ 11.24

Maximum offering price per share (100/94.25 of $11.24)	$ 11.93
Class T: Net Asset Value and redemption price per share ($409.0÷ 36.543 shares)	$ 11.19

Maximum offering price per share (100/96.50 of $11.19)	$ 11.60
Class B: Net Asset Value and offering price per share ($199.0÷ 17.848 shares) A	$ 11.15

Class C: Net Asset Value and offering price per share ($183.3÷ 16.482 shares) A	$ 11.12

Small Cap Independence: Net Asset Value, offering price and redemption price per share ($1,292,252.4 ÷ 114,513.282 shares)	$ 11.28

Institutional Class: Net Asset Value, offering price and redemption price per share ($375.7 ÷ 33.276 shares)	$ 11.29

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended October 31, 2008

Investment Income
Dividends (including $301 earned from other affiliated issuers)		$ 11,976
Interest		95
Income from Fidelity Central Funds (including $5,147 from security lending)		7,480
Total income		19,551

Expenses
Management fee Basic fee	$ 12,076
Performance adjustment	37
Transfer agent fees	5,424
Distribution fees	16
Accounting and security lending fees	664
Custodian fees and expenses	284
Independent trustees' compensation	9
Registration fees	89
Audit	58
Legal	13
Miscellaneous	140
Total expenses before reductions	18,810
Expense reductions	(212)	18,598
Net investment income (loss)		953
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $28)	(424,794)
Other affiliated issuers	(59,249)
Foreign currency transactions	(405)
Total net realized gain (loss)		(484,448)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $96)	(738,404)
Assets and liabilities in foreign currencies	(505)
Total change in net unrealized appreciation (depreciation)		(738,909)
Net gain (loss)		(1,223,357)
Net increase (decrease) in net assets resulting from operations		$ (1,222,404)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2008	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 953	$ (5,353)
Net realized gain (loss)	(484,448)	358,667
Change in net unrealized appreciation (depreciation)	(738,909)	248,674
Net increase (decrease) in net assets resulting from operations	(1,222,404)	601,988
Distributions to shareholders from net investment income	-	(5,903)
Distributions to shareholders from net realized gain	(284,425)	(276,274)
Total distributions	(284,425)	(282,177)
Share transactions - net increase (decrease)	198,096	(339,424)
Redemption fees	286	409
Total increase (decrease) in net assets	(1,308,447)	(19,204)

Net Assets
Beginning of period	2,604,234	2,623,438
End of period (including accumulated net investment loss of $1 and accumulated net investment loss of $1, respectively)	$ 1,295,787	$ 2,604,234

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,

2008

2007 I

Selected Per-Share Data
Net asset value, beginning of period	$ 24.79	$ 23.20
Income from Investment Operations
Net investment income (loss) E	(.04)	(.07) H
Net realized and unrealized gain (loss)	(10.77)	1.66
Total from investment operations	(10.81)	1.59
Distributions from net realized gain	(2.74)	-
Redemption fees added to paid in capital E, K	-	-
Net asset value, end of period	$ 11.24	$ 24.79
Total Return B, C, D	(48.52)%	6.85%
Ratios to Average Net Assets F, J
Expenses before reductions	1.24%	1.27% A
Expenses net of fee waivers, if any	1.24%	1.27% A
Expenses net of all reductions	1.23%	1.26% A
Net investment income (loss)	(.24)%	(.57)% A, H
Supplemental Data
Net assets, end of period (in millions)	$ 2	$ 1
Portfolio turnover rate G	101%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.66)%. I For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,

2008

2007 I

Selected Per-Share Data
Net asset value, beginning of period	$ 24.74	$ 23.20
Income from Investment Operations
Net investment income (loss) E	(.08)	(.10) H
Net realized and unrealized gain (loss)	(10.76)	1.64
Total from investment operations	(10.84)	1.54
Distributions from net realized gain	(2.71)	-
Redemption fees added to paid in capital E, K	-	-
Net asset value, end of period	$ 11.19	$ 24.74
Total Return B, C, D	(48.70)%	6.64%
Ratios to Average Net Assets F, J
Expenses before reductions	1.50%	1.53% A
Expenses net of fee waivers, if any	1.50%	1.53% A
Expenses net of all reductions	1.49%	1.52% A
Net investment income (loss)	(.50)%	(.83)% A, H
Supplemental Data
Net assets, end of period (000 omitted)	$ 409	$ 420
Portfolio turnover rate G	101%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.92)%. I For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,

2008

2007 I

Selected Per-Share Data
Net asset value, beginning of period	$ 24.69	$ 23.20
Income from Investment Operations
Net investment income (loss) E	(.17)	(.15) H
Net realized and unrealized gain (loss)	(10.73)	1.64
Total from investment operations	(10.90)	1.49
Distributions from net realized gain	(2.64)	-
Redemption fees added to paid in capital E, K	-	-
Net asset value, end of period	$ 11.15	$ 24.69
Total Return B, C, D	(48.94)%	6.42%
Ratios to Average Net Assets F, J
Expenses before reductions	1.99%	2.07% A
Expenses net of fee waivers, if any	1.99%	2.05% A
Expenses net of all reductions	1.99%	2.04% A
Net investment income (loss)	(1.00)%	(1.32)% A, H
Supplemental Data
Net assets, end of period (000 omitted)	$ 199	$ 419
Portfolio turnover rate G	101%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.41)%. I For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,

2008

2007 I

Selected Per-Share Data
Net asset value, beginning of period	$ 24.71	$ 23.20
Income from Investment Operations
Net investment income (loss) E	(.17)	(.15) H
Net realized and unrealized gain (loss)	(10.72)	1.66
Total from investment operations	(10.89)	1.51
Distributions from net realized gain	(2.70)	-
Redemption fees added to paid in capital E, K	-	-
Net asset value, end of period	$ 11.12	$ 24.71
Total Return B, C, D	(48.95)%	6.51%
Ratios to Average Net Assets F, J
Expenses before reductions	2.00%	1.98% A
Expenses net of fee waivers, if any	2.00%	1.98% A
Expenses net of all reductions	1.99%	1.97% A
Net investment income (loss)	(1.01)%	(1.27)% A, H
Supplemental Data
Net assets, end of period (000 omitted)	$ 183	$ 294
Portfolio turnover rate G	101%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.36)%. I For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Small Cap Independence

Years ended October 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 24.81	$ 22.23	$ 20.82	$ 18.30	$ 16.87
Income from Investment Operations
Net investment income (loss) B	.01	(.04) E	.07 F	.10 G	(.09)
Net realized and unrealized gain (loss)	(10.82)	5.01	2.75	3.31	1.52
Total from investment operations	(10.81)	4.97	2.82	3.41	1.43
Distributions from net investment income	-	(.05)	(.07)	-	-
Distributions from net realized gain	(2.72)	(2.34)	(1.34)	(.89)	-
Total distributions	(2.72)	(2.39)	(1.41)	(.89)	-
Redemption fees added to paid in capital B, I	-	-	-	-	-
Net asset value, end of period I	$ 11.28	$ 24.81	$ 22.23	$ 20.82	$ 18.30
Total Return A	(48.42)%	24.42%	14.08%	19.05%	8.48%
Ratios to Average Net Assets C, H
Expenses before reductions	.95%	1.01%	.86%	.78%	.95%
Expenses net of fee waivers, if any	.95%	1.00%	.86%	.78%	.95%
Expenses net of all reductions	.94%	.99%	.81%	.75%	.91%
Net investment income (loss)	.05%	(.20)% E	.32% F	.49% G	(.49)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,292	$ 2,602	$ 2,623	$ 1,609	$ 945
Portfolio turnover rate D	101%	84%	126%	61%	95%

A Total returns would have been lower had certain expenses not been reduced during the periods shown. B Calculated based on average shares outstanding during the period. C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. D Amount does not include the portfolio activity of any underlying Fidelity Central Funds. E Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.29)%. F Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.22)%. G Investment income per share reflects a special dividend which amounted to $.12 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.10)%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,

2008

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 24.82	$ 23.20
Income from Investment Operations
Net investment income (loss) D	.02	(.03) G
Net realized and unrealized gain (loss)	(10.82)	1.65
Total from investment operations	(10.80)	1.62
Distributions from net realized gain	(2.73)	-
Redemption fees added to paid in capital D, J	-	-
Net asset value, end of period	$ 11.29	$ 24.82
Total Return B, C	(48.36)%	6.98%
Ratios to Average Net Assets E, I
Expenses before reductions	.84%	.94% A
Expenses net of fee waivers, if any	.84%	.94% A
Expenses net of all reductions	.84%	.93% A
Net investment income (loss)	.15%	(.24)% A, G
Supplemental Data
Net assets, end of period (000 omitted)	$ 376	$ 162
Portfolio turnover rate F	101%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.33)%. H For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2008

(Amounts in thousands except ratios)

1. Organization.

Fidelity Small Cap Independence Fund (the Fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Small Cap Independence and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Annual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Internal Revenue Service (IRS). Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 92,094
Unrealized depreciation	(481,450)
Net unrealized appreciation (depreciation)	(389,356)
Capital loss carryforward	(461,432)

Cost for federal income tax purposes	$ 1,914,446

The tax character of distributions paid was as follows:

	October 31, 2008	October 31, 2007
Ordinary Income	$ 104,436	$ 96,814
Long-term Capital Gains	179,989	185,363
Total	$ 284,425	$ 282,177

Short-Term Trading (Redemption) Fees. Shares purchased held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $1,952,930 and $1,958,102, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Small Cap Independence as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .61% of the Fund's average net assets.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 6	$ 3
Class T	.25%	.25%	2	-
Class B	.75%	.25%	4	3
Class C	.75%	.25%	4	3
			$ 16	$ 9

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4
Class T	1
Class B*	1
$ 6

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR, was the transfer agent for Small Cap Independence shares.

For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 8.31
Class T	2.32
Class B	1.32
Class C	1.32
Small Cap Independence	5,411.27
Institutional Class	1.17
	$ 5,424

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $58 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Small Cap Independence's operating expenses. During the period, this reimbursement reduced the class' expenses by $42.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $116 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction

Small Cap Independence	$ 54

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

10. Other - continued

claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $377 which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2008	2007
From net investment income
Small Cap Independence	$ -	$ 5,903
From net realized gain
Class A	$ 217	$ -
Class T	52	-
Class B	46	-
Class C	51	-
Small Cap Independence	284,040	276,274
Institutional Class	19	-
Total	$ 284,425	$ 276,274

Annual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2008	2007 A	2008	2007 A
Class A
Shares sold	205	40	$ 3,724	$ 939
Reinvestment of distributions	11	-	215	-
Shares redeemed	(45)	-	(737)	(2)
Net increase (decrease)	171	40	$ 3,202	$ 937
Class T
Shares sold	34	18	$ 579	$ 429
Reinvestment of distributions	3	-	52	-
Shares redeemed	(17)	(1)	(267)	(27)
Net increase (decrease)	20	17	$ 364	$ 402
Class B
Shares sold	10	18	$ 161	$ 417
Reinvestment of distributions	2	-	45	-
Shares redeemed	(11)	(1)	(163)	(12)
Net increase (decrease)	1	17	$ 43	$ 405
Class C
Shares sold	29	12	$ 552	$ 281
Reinvestment of distributions	2	-	48	-
Shares redeemed	(27)	-	(434)	-
Net increase (decrease)	4	12	$ 166	$ 281
Small Cap Independence
Shares sold	25,453	32,042	$ 420,761	$ 729,762
Reinvestment of distributions	13,819	13,404	279,429	278,946
Shares redeemed	(29,642)	(58,553)	(506,377)	(1,350,306)
Net increase (decrease)	9,630	(13,107)	$ 193,813	$ (341,598)
Institutional Class
Shares sold	35	7	$ 643	$ 152
Reinvestment of distributions	1	-	19	-
Shares redeemed	(10)	-	(154)	-
Net increase (decrease)	26	7	$ 508	$ 152

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period May 2, 2007 (commencement of sale of shares) to October 31, 2007.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Capital Trust and Shareholders of Fidelity Small Cap Independence Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Small Cap Independence Fund (the Fund), a fund of Fidelity Capital Trust, including the schedule of investments, as of October 31, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2008, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Small Cap Independence Fund as of October 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 19, 2008

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 220 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 379 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1978

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (60)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Alan J. Lacy (55)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Ned C. Lautenbach (64)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (64)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-
2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (64)

Year of Election or Appointment: 2005

Ms. Small is a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College and as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy. In addition, she served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (69)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President (1993-2000; 2002-
2003), CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, he is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (59)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (58)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-
present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Advisory Board Member and Executive Officers**:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (39)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Walter C. Donovan (46)

Year of Election or Appointment: 2007

Vice President of Fidelity's Equity Funds. Mr. Donovan also serves as President of FMR and FMR Co., Inc., and Executive Vice President of Fidelity Investments Money Management, Inc. (2007-present). Previously, Mr. Donovan served as Executive Vice President of FMR and FMR Co., Inc. (2005-2007) and Senior Vice President of FMR (2003-2005) and FMR Co., Inc. (2004-2005).

Thomas C. Hense (44)

Year of Election or Appointment: 2008

Vice President of Fidelity's High Income and Small Cap Funds. Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

John B. McGinty, Jr. (46)

Year of Election or Appointment: 2008

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. McGinty is an employee of Fidelity Investments (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-
2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Kenneth A. Rathgeber (61)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-
present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present).

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)
Year of Election or Appointment: 2004 Assistant Treasurer of the Fidelity funds. Mr. Lydecker is an employee of Fidelity Investments.
Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

Class I designates 7% of the dividends distributed during the fiscal year as qualifying for the dividend-received deduction for corporate shareholders.

Class I designates 11% of the dividends distributed in December 2007 during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	23,119,124,829.71	94.630
Withheld	1,311,945,572.61	5.370
TOTAL	24,431,070,402.32	100.000
Dennis J. Dirks
Affirmative	23,264,895,678.33	95.227
Withheld	1,166,174,723.99	4.773
TOTAL	24,431,070,402.32	100.000
Edward C. Johnson 3d
Affirmative	23,048,702,160.33	94.342
Withheld	1,382,368,241.99	5.658
TOTAL	24,431,070,402.32	100.000
Alan J. Lacy
Affirmative	23,227,703,560.69	95.074
Withheld	1,203,366,841.63	4.926
TOTAL	24,431,070,402.32	100.000
Ned C. Lautenbach
Affirmative	23,204,734,087.83	94.980
Withheld	1,226,336,314.49	5.020
TOTAL	24,431,070,402.32	100.000
Joseph Mauriello
Affirmative	23,241,851,999.48	95.132
Withheld	1,189,218,402.84	4.868
TOTAL	24,431,070,402.32	100.000
Cornelia M. Small
Affirmative	23,238,535,444.69	95.119
Withheld	1,192,534,957.63	4.881
TOTAL	24,431,070,402.32	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	23,115,529,078.86	94.615
Withheld	1,315,541,323.46	5.385
TOTAL	24,431,070,402.32	100.000
David M. Thomas
Affirmative	23,252,717,495.51	95.177
Withheld	1,178,352,906.81	4.823
TOTAL	24,431,070,402.32	100.000
Michael E. Wiley
Affirmative	23,205,390,737.79	94.983
Withheld	1,225,679,664.53	5.017
TOTAL	24,431,070,402.32	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	18,156,725,598.66	74.318
Against	4,525,430,963.48	18.523
Abstain	1,194,721,132.34	4.890
Broker Non-Votes	554,192,707.84	2.269
TOTAL	24,431,070,402.32	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Small Cap Independence Fund

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (Japan) Inc. and Fidelity Management & Research (Hong Kong) Limited, as well as amendments to the fund's agreement with Fidelity Management & Research (U.K.) Inc.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board further considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for Fidelity Small Cap Independence (retail class), as well as the fund's relative investment performance for Fidelity Small Cap Independence (retail class) measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the cumulative total returns of Fidelity Small Cap Independence (retail class) of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. (The Advisor classes of the fund had less than one year of performance as of December 31, 2007.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of Fidelity Small Cap Independence (retail class) of the fund.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Small Cap Independence Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Small Cap Independence (retail class) of the fund was in the first quartile for the one- and three-year periods and the second quartile for the five-year period. The Board also stated that the investment performance of Fidelity Small Cap Independence (retail class) of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Annual Report

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how the fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 4% means that 96% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Small Cap Independence Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class B, Class C, Institutional Class, and Fidelity Small Cap Independence (retail class) ranked below its competitive median for the period, and the total expenses of Class T ranked above its competitive median for the period. The Board considered that the total expenses of Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class. The Board noted that the fund offers multiple classes, each of which has a difference sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Annual Report

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures and rationale for recommending different fees among categories of funds; and (vi) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

ASCSI-UANN-1208
1.843142.101

Fidelity®

Stock Selector

Annual Report

October 31, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Turmoil has been the watchword for the world's securities markets in 2008, with domestic and international stocks down sharply amid the global credit squeeze. A flight to quality boosted returns for U.S. Treasuries, one of the few asset classes with positive results heading into the latter stages of the year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2008	Past 1 year	Past 5 years	Past 10 years
Stock Selector	-38.78%	0.41%	1.11%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Stock Selector, a class of the fund, on October 31, 1998. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index (S&P 500®) performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from James Catudal, Portfolio Manager of Fidelity® Stock Selector

The U.S. equity markets quaked under the rising pressure of a global credit crisis during the 12 months ending October 31, 2008. As home values sunk, credit availability decreased and liquidity became increasingly scarce, the Standard & Poor's 500SM Index fell 36.10%. All 10 sectors in the S&P 500® were negative, led by a roughly 52% decline in financials. Information technology and materials both fell more than 40%, while the historically defensive consumer staples and health care sectors performed the best, dropping slightly more than 11% and 23%, respectively. In the last two months of the period, the U.S. economy took a turn for the worse, as several large financial institutions went bankrupt, were forced into acquisitions or were taken over by the U.S. government. The Federal Reserve Board facilitated many of these and other transactions, and also lowered the federal funds target rate twice in October, on top of the other rate cuts during the year, leaving it at 1.00%. The markets continued to perform erratically, however, and the U.S. unemployment rate reached a 14-year high in the last month of the period. The Dow Jones Industrial AverageSM declined 31.24% for the 12-month period - including its worst single-day point loss in September - while the technology-heavy NASDAQ Composite® Index dropped 39.35%.

For the year ending October 31, 2008, the fund's Retail Class shares returned -38.78%, lagging the S&P 500's return. Security selection in energy was the biggest negative. Underweighting consumer staples and an overweighting and stock selection in information technology also hurt, while stock picks in health care helped. Insurance giant American International Group (AIG) was the largest detractor from results. It ran into difficulties because of its exposure to troublesome debt-related securities. Meanwhile, the retreat of oil prices late in the period led to underperformance by oil-field services company Cameron International and by McDermott International, an engineering and construction company exposed to the energy sector. Conversely, not owning Chevron hurt when it outperformed relative to the index as oil prices declined. Underweighting defensive stocks such as consumer goods company Procter & Gamble and pharmaceutical and health care products manufacturer Johnson & Johnson also detracted from returns. Elsewhere, minimal exposures to large financial companies such as Wachovia, Fannie Mae and Merrill Lynch helped relative performance, as those stocks plummeted during the credit crisis. Fannie Mae was not held at the end of the period. The investment in re-insurer ACE Ltd. contributed as well.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2008 to October 31, 2008) for Stock Selector and for the entire period (May 9, 2008 to October 31, 2008) for Class K. The hypothetical expense Example is based on an investment of $1,000 invested for the one half year period (May 1, 2008 to October 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value October 31, 2008	Expenses Paid During Period
Stock Selector	.90%
Actual		$ 1,000.00	$ 677.60	$ 3.80 B
Hypothetical A		$ 1,000.00	$ 1,020.61	$ 4.57 C
Class K	.79%
Actual		$ 1,000.00	$ 676.60	$ 3.18 B
Hypothetical A		$ 1,000.00	$ 1,021.17	$ 4.01C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio (shown in the table above); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period) for Stock Selector and multiplied by 176/366 (to reflect the period May 9, 2008 to October 31, 2008) for Class K.

C Hypothetical expenses are equal to each Class' annualized expense ratio (shown in the table above); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	3.3	3.2
Microsoft Corp.	2.7	2.7
Wal-Mart Stores, Inc.	2.6	1.6
United Technologies Corp.	2.0	1.9
Bank of America Corp.	2.0	1.6
Cisco Systems, Inc.	2.0	2.4
Applied Materials, Inc.	1.8	1.2
Cameron International Corp.	1.6	1.8
AT&T, Inc.	1.5	2.1
Apple, Inc.	1.4	1.2
	20.9
Top Five Market Sectors as of October 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.1	20.2
Financials	15.7	15.9
Health Care	15.7	10.0
Energy	11.2	13.2
Industrials	11.1	14.1
Asset Allocation (% of fund's net assets)
As of October 31, 2008 *		As of April 30, 2008 **
	Stocks and Equity Futures 96.7%		Stocks and Equity Futures 95.1%
	Convertible Securities 0.1%		Convertible Securities 0.3%
	Short-Term Investments and Net Other Assets 3.2%		Short-Term Investments and Net Other Assets 4.6%
* Foreign investments	8.5%	** Foreign investments	10.0%

Annual Report

Investments October 31, 2008

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.9%
Auto Components - 0.2%
The Goodyear Tire & Rubber Co. (a)	136,800	$ 1,220
Automobiles - 0.4%
General Motors Corp. (d)	43,700	253
Harley-Davidson, Inc.	1,100	27
Toyota Motor Corp. sponsored ADR	34,600	2,633
		2,913
Hotels, Restaurants & Leisure - 0.7%
Buffalo Wild Wings, Inc. (a)(d)	37,589	1,063
Burger King Holdings, Inc.	95,000	1,889
Darden Restaurants, Inc.	39,300	871
Starbucks Corp. (a)	84,750	1,113
		4,936
Household Durables - 1.3%
D.R. Horton, Inc.	98,700	728
Ethan Allen Interiors, Inc.	25,900	463
Pulte Homes, Inc.	51,100	569
Toll Brothers, Inc. (a)	198,100	4,580
Whirlpool Corp.	68,400	3,191
		9,531
Internet & Catalog Retail - 0.2%
Amazon.com, Inc. (a)	32,900	1,883
Media - 2.4%
Comcast Corp. Class A (special) (non-vtg.)	304,000	4,688
Lamar Advertising Co. Class A (a)	25,300	384
Scripps Networks Interactive, Inc. Class A	118,740	3,372
The Walt Disney Co.	78,200	2,025
Time Warner, Inc. (d)	698,660	7,049
		17,518
Multiline Retail - 0.5%
Kohl's Corp. (a)	46,400	1,630
Target Corp.	43,720	1,754
		3,384
Specialty Retail - 2.6%
Best Buy Co., Inc.	37,600	1,008
Dick's Sporting Goods, Inc. (a)	46,900	719
Lowe's Companies, Inc.	462,200	10,030
PetSmart, Inc.	70,300	1,384
Staples, Inc.	243,082	4,723
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Tiffany & Co., Inc.	34,100	$ 936
Williams-Sonoma, Inc.	70,200	581
		19,381
Textiles, Apparel & Luxury Goods - 0.6%
NIKE, Inc. Class B	49,000	2,824
Polo Ralph Lauren Corp. Class A	30,545	1,441
		4,265
TOTAL CONSUMER DISCRETIONARY		65,031
CONSUMER STAPLES - 8.1%
Beverages - 0.9%
Molson Coors Brewing Co. Class B	25,100	938
PepsiCo, Inc.	57,400	3,272
The Coca-Cola Co.	60,700	2,674
		6,884
Food & Staples Retailing - 3.7%
China Nepstar Chain Drugstore Ltd. ADR	87,000	361
CVS Caremark Corp.	230,200	7,056
Sysco Corp.	28,300	741
Wal-Mart Stores, Inc.	342,000	19,087
		27,245
Food Products - 2.0%
Hershey Co.	15,500	577
Kraft Foods, Inc. Class A	101,400	2,955
McCormick & Co., Inc. (non-vtg.)	29,300	986
Nestle SA sponsored ADR	258,500	9,939
		14,457
Household Products - 0.9%
Colgate-Palmolive Co.	42,350	2,658
Procter & Gamble Co.	58,405	3,769
		6,427
Tobacco - 0.6%
Philip Morris International, Inc.	94,500	4,108
TOTAL CONSUMER STAPLES		59,121
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 11.2%
Energy Equipment & Services - 4.7%
BJ Services Co.	53,100	$ 682
Cameron International Corp. (a)(d)	480,900	11,667
Diamond Offshore Drilling, Inc.	23,123	2,053
FMC Technologies, Inc. (a)	32,900	1,151
Halliburton Co.	192,607	3,812
Helmerich & Payne, Inc.	45,966	1,577
Nabors Industries Ltd. (a)	113,600	1,634
Schlumberger Ltd. (NY Shares)	147,985	7,643
Smith International, Inc.	118,100	4,072
		34,291
Oil, Gas & Consumable Fuels - 6.5%
Apache Corp.	49,400	4,067
Chesapeake Energy Corp.	191,600	4,209
EOG Resources, Inc.	52,782	4,271
Exxon Mobil Corp.	326,175	24,175
Hess Corp.	22,900	1,379
Peabody Energy Corp.	35,100	1,211
Plains Exploration & Production Co. (a)	66,800	1,884
Range Resources Corp.	40,200	1,697
Ultra Petroleum Corp. (a)	45,110	2,100
Valero Energy Corp.	75,980	1,564
Williams Companies, Inc.	73,500	1,541
		48,098
TOTAL ENERGY		82,389
FINANCIALS - 15.6%
Capital Markets - 5.2%
Ameriprise Financial, Inc.	96,120	2,076
Bank of New York Mellon Corp.	231,000	7,531
Charles Schwab Corp.	331,200	6,333
Goldman Sachs Group, Inc.	59,600	5,513
Janus Capital Group, Inc.	200,300	2,352
Merrill Lynch & Co., Inc.	174,900	3,251
Morgan Stanley	48,198	842
State Street Corp.	185,846	8,056
T. Rowe Price Group, Inc.	49,877	1,972
		37,926
Commercial Banks - 2.8%
BB&T Corp.	45,600	1,635
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
East West Bancorp, Inc.	31,300	$ 543
Fifth Third Bancorp	117,765	1,278
KeyCorp	126,700	1,550
PNC Financial Services Group, Inc.	51,000	3,400
Synovus Financial Corp. (d)	48,400	500
U.S. Bancorp, Delaware	88,700	2,644
Wachovia Corp.	424,400	2,720
Wells Fargo & Co.	183,553	6,250
		20,520
Consumer Finance - 0.4%
American Express Co.	14,400	396
Capital One Financial Corp.	24,800	970
Discover Financial Services	46,100	565
SLM Corp. (a)	104,700	1,117
		3,048
Diversified Financial Services - 3.8%
Bank of America Corp.	596,320	14,413
Citigroup, Inc.	176,700	2,412
CME Group, Inc.	7,682	2,167
JPMorgan Chase & Co.	220,800	9,108
		28,100
Insurance - 3.4%
ACE Ltd.	120,600	6,918
AFLAC, Inc.	68,500	3,033
American International Group, Inc.	63,742	122
Berkshire Hathaway, Inc. Class A (a)	55	6,352
Everest Re Group Ltd.	42,311	3,161
Hartford Financial Services Group, Inc.	22,800	235
MetLife, Inc.	77,300	2,568
Prudential Financial, Inc.	13,600	408
W.R. Berkley Corp.	92,500	2,430
		25,227
TOTAL FINANCIALS		114,821
HEALTH CARE - 15.7%
Biotechnology - 4.4%
Amgen, Inc. (a)	136,237	8,159
Biogen Idec, Inc. (a)	73,770	3,139
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Celgene Corp. (a)	56,132	$ 3,607
Cephalon, Inc. (a)	47,100	3,378
Genentech, Inc. (a)	42,260	3,505
Genzyme Corp. (a)	29,200	2,128
Gilead Sciences, Inc. (a)	72,648	3,331
MannKind Corp. (a)	55,800	210
Myriad Genetics, Inc. (a)	26,600	1,678
PDL BioPharma, Inc.	215,291	2,099
Vertex Pharmaceuticals, Inc. (a)	54,000	1,415
		32,649
Health Care Equipment & Supplies - 3.6%
Alcon, Inc.	7,200	634
American Medical Systems Holdings, Inc. (a)	40,935	443
Baxter International, Inc.	142,300	8,608
Becton, Dickinson & Co.	2,545	177
C.R. Bard, Inc.	21,065	1,859
China Medical Technologies, Inc. sponsored ADR (d)	28,400	692
Covidien Ltd.	161,444	7,150
Medtronic, Inc.	118,600	4,783
Mindray Medical International Ltd. sponsored ADR (d)	32,000	690
St. Jude Medical, Inc. (a)	42,900	1,631
		26,667
Health Care Providers & Services - 2.5%
Brookdale Senior Living, Inc.	27,109	234
Henry Schein, Inc. (a)	136,800	6,404
Medco Health Solutions, Inc. (a)	138,800	5,267
Tenet Healthcare Corp. (a)	298,164	1,306
UnitedHealth Group, Inc.	146,048	3,466
Universal Health Services, Inc. Class B	33,500	1,408
		18,085
Pharmaceuticals - 5.2%
Abbott Laboratories	126,000	6,949
Allergan, Inc.	21,600	857
Barr Pharmaceuticals, Inc. (a)	25,300	1,626
Bristol-Myers Squibb Co.	205,245	4,218
Johnson & Johnson	164,750	10,106
Merck & Co., Inc.	175,394	5,428
Schering-Plough Corp.	111,300	1,613
Shire PLC sponsored ADR	33,800	1,333
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Teva Pharmaceutical Industries Ltd. sponsored ADR	27,900	$ 1,196
Wyeth	145,380	4,678
		38,004
TOTAL HEALTH CARE		115,405
INDUSTRIALS - 11.1%
Aerospace & Defense - 3.5%
Honeywell International, Inc.	117,660	3,583
Lockheed Martin Corp.	42,700	3,632
Precision Castparts Corp.	53,100	3,441
United Technologies Corp.	270,320	14,857
		25,513
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	65,000	3,366
FedEx Corp.	37,800	2,471
		5,837
Airlines - 0.5%
Alaska Air Group, Inc. (a)	38,000	939
Delta Air Lines, Inc. (a)(d)	45,625	501
UAL Corp.	147,900	2,153
		3,593
Building Products - 0.3%
Masco Corp.	146,900	1,491
Owens Corning (a)	50,700	798
		2,289
Electrical Equipment - 1.0%
Alstom SA	3,700	183
Evergreen Solar, Inc. (a)	392,500	1,488
Q-Cells AG (a)(d)	30,900	1,216
Sunpower Corp. Class A (a)(d)	31,700	1,238
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	60,200	1,054
Vestas Wind Systems AS (a)	48,800	1,999
		7,178
Industrial Conglomerates - 1.6%
General Electric Co.	391,545	7,639
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - continued
McDermott International, Inc. (a)	210,200	$ 3,601
Textron, Inc.	43,100	763
		12,003
Machinery - 1.7%
Caterpillar, Inc.	53,400	2,038
Danaher Corp.	60,700	3,596
Eaton Corp.	102,800	4,585
Ingersoll-Rand Co. Ltd. Class A	105,100	1,939
		12,158
Professional Services - 0.1%
Manpower, Inc.	35,300	1,099
Road & Rail - 1.6%
Landstar System, Inc.	75,545	2,915
Norfolk Southern Corp.	37,000	2,218
Union Pacific Corp.	100,400	6,704
		11,837
TOTAL INDUSTRIALS		81,507
INFORMATION TECHNOLOGY - 19.1%
Communications Equipment - 4.5%
Cisco Systems, Inc. (a)	805,940	14,322
Comverse Technology, Inc. (a)	175,200	1,274
Corning, Inc.	329,860	3,572
Harris Corp.	67,200	2,416
Infinera Corp. (a)	19,700	153
Juniper Networks, Inc. (a)	127,280	2,385
QUALCOMM, Inc.	203,980	7,804
Research In Motion Ltd. (a)	17,152	865
		32,791
Computers & Peripherals - 2.8%
Apple, Inc. (a)	98,700	10,619
Hewlett-Packard Co.	251,592	9,631
SanDisk Corp. (a)	74,800	665
		20,915
Internet Software & Services - 1.9%
DealerTrack Holdings, Inc. (a)	25,900	278
eBay, Inc. (a)	79,853	1,219
Google, Inc. Class A (sub. vtg.) (a)	27,053	9,722
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Move, Inc. (a)	409,546	$ 688
Sohu.com, Inc. (a)	12,800	703
Yahoo!, Inc. (a)	76,810	985
		13,595
IT Services - 1.3%
Paychex, Inc.	91,580	2,614
Satyam Computer Services Ltd. sponsored ADR	126,800	1,995
The Western Union Co.	48,900	746
Visa, Inc.	80,500	4,456
		9,811
Semiconductors & Semiconductor Equipment - 3.7%
Applied Materials, Inc.	1,001,700	12,932
ARM Holdings PLC sponsored ADR	155,700	735
ASML Holding NV (NY Shares)	97,500	1,711
Broadcom Corp. Class A (a)	83,900	1,433
FormFactor, Inc. (a)	22,500	392
Intel Corp.	87,500	1,400
Intersil Corp. Class A	20,400	279
KLA-Tencor Corp.	76,000	1,767
Lam Research Corp. (a)	127,200	2,844
Micron Technology, Inc. (a)	216,300	1,019
Samsung Electronics Co. Ltd.	640	271
Texas Instruments, Inc.	116,500	2,279
		27,062
Software - 4.9%
Adobe Systems, Inc. (a)	135,800	3,618
Electronic Arts, Inc. (a)	38,200	870
Microsoft Corp.	892,160	19,922
Oracle Corp. (a)	510,750	9,342
Quest Software, Inc. (a)	188,300	2,495
		36,247
TOTAL INFORMATION TECHNOLOGY		140,421
MATERIALS - 2.0%
Chemicals - 1.4%
Albemarle Corp.	57,430	1,398
Monsanto Co.	94,300	8,391
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Praxair, Inc.	1,200	$ 78
W.R. Grace & Co. (a)	70,600	636
		10,503
Containers & Packaging - 0.2%
Crown Holdings, Inc. (a)	53,200	1,074
Metals & Mining - 0.4%
Alcoa, Inc.	41,800	481
Barrick Gold Corp.	111,000	2,537
Timminco Ltd. (a)	32,600	184
		3,202
TOTAL MATERIALS		14,779
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.	415,268	11,117
Level 3 Communications, Inc. (a)	459,700	483
Verizon Communications, Inc.	15,700	466
		12,066
Wireless Telecommunication Services - 0.4%
American Tower Corp. Class A (a)	83,214	2,689
Sprint Nextel Corp.	90,400	283
		2,972
TOTAL TELECOMMUNICATION SERVICES		15,038
UTILITIES - 1.0%
Electric Utilities - 1.0%
Exelon Corp.	128,500	6,970
TOTAL COMMON STOCKS (Cost $808,488)		695,482
Convertible Preferred Stocks - 0.1%
	Shares	Value (000s)
FINANCIALS - 0.1%
Commercial Banks - 0.1%
East West Bancorp, Inc. Series A, 8.00% (Cost $800)	800	$ 904
U.S. Treasury Obligations - 0.3%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.64% to 1.67% 12/4/08 to 1/29/09 (e) (Cost $2,206)	$ 2,210	2,208
Money Market Funds - 4.5%
	Shares
Fidelity Cash Central Fund, 1.81% (b)	26,585,019	26,585
Fidelity Securities Lending Cash Central Fund, 2.67% (b)(c)	6,203,369	6,203
TOTAL MONEY MARKET FUNDS (Cost $32,788)		32,788
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $844,282)		731,382
NET OTHER ASSETS - 0.3%		2,343
NET ASSETS - 100%		$ 733,725
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
287 CME E-mini S&P 500 Index Contracts	Dec. 2008	$ 13,881	$ (1,176)

The face value of futures purchased as a percentage of net assets - 1.9%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,208,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,409
Fidelity Securities Lending Cash Central Fund	129
Total	$ 1,538
Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $127,420,000 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2008

Assets
Investment in securities, at value (including securities loaned of $6,191) - See accompanying schedule: Unaffiliated issuers (cost $811,494)	$ 698,594
Fidelity Central Funds (cost $32,788)	32,788
Total Investments (cost $844,282)		$ 731,382
Receivable for investments sold		21,987
Receivable for fund shares sold		549
Dividends receivable		871
Distributions receivable from Fidelity Central Funds		56
Receivable for daily variation on futures contracts		83
Other receivables		4
Total assets		754,932

Liabilities
Payable for investments purchased	$ 13,949
Payable for fund shares redeemed	487
Accrued management fee	327
Other affiliated payables	178
Other payables and accrued expenses	63
Collateral on securities loaned, at value	6,203
Total liabilities		21,207

Net Assets		$ 733,725
Net Assets consist of:
Paid in capital		$ 998,488
Undistributed net investment income		6,281
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(156,967)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(114,077)
Net Assets		$ 733,725

Stock Selector: Net Asset Value, offering price and redemption price per share ($698,288 ÷ 37,163 shares)		$ 18.79

Class K: Net Asset Value, offering price and redemption price per share ($35,437 ÷ 1,884 shares)		$ 18.81

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended October 31, 2008

Investment Income
Dividends		$ 15,232
Interest		62
Income from Fidelity Central Funds		1,538
Total income		16,832

Expenses
Management fee Basic fee	$ 5,526
Performance adjustment	1,044
Transfer agent fees	2,059
Accounting and security lending fees	333
Custodian fees and expenses	60
Independent trustees' compensation	4
Registration fees	73
Audit	62
Legal	6
Miscellaneous	42
Total expenses before reductions	9,209
Expense reductions	(25)	9,184
Net investment income (loss)		7,648
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(147,817)
Foreign currency transactions	(4)
Futures contracts	(4,543)
Total net realized gain (loss)		(152,364)
Change in net unrealized appreciation (depreciation) on: Investment securities	(300,889)
Assets and liabilities in foreign currencies	(3)
Futures contracts	(1,176)
Total change in net unrealized appreciation (depreciation)		(302,068)
Net gain (loss)		(454,432)
Net increase (decrease) in net assets resulting from operations		$ (446,784)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2008	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,648	$ 5,593
Net realized gain (loss)	(152,364)	58,432
Change in net unrealized appreciation (depreciation)	(302,068)	93,429
Net increase (decrease) in net assets resulting from operations	(446,784)	157,454
Distributions to shareholders from net investment income	(4,996)	(3,953)
Distributions to shareholders from net realized gain	(46,217)	(912)
Total distributions	(51,213)	(4,865)
Share transactions - net increase (decrease)	226,652	(564)
Total increase (decrease) in net assets	(271,345)	152,025

Net Assets
Beginning of period	1,005,070	853,045
End of period (including undistributed net investment income of $6,281 and undistributed net investment income of $4,008, respectively)	$ 733,725	$ 1,005,070

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Stock Selector

Years ended October 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 32.37	$ 27.24	$ 23.74	$ 21.41	$ 19.96
Income from Investment Operations
Net investment income (loss) B	.20	.19	.16	.25 E	.10
Net realized and unrealized gain (loss)	(12.14)	5.10	3.46	2.33	1.47
Total from investment operations	(11.94)	5.29	3.62	2.58	1.57
Distributions from net investment income	(.16)	(.13)	(.12)	(.25)	(.12)
Distributions from net realized gain	(1.48)	(.03)	-	-	-
Total distributions	(1.64)	(.16)	(.12)	(.25)	(.12)
Net asset value, end of period	$ 18.79	$ 32.37	$ 27.24	$ 23.74	$ 21.41
Total Return A	(38.78)%	19.52%	15.29%	12.12%	7.91%
Ratios to Average Net Assets C, F
Expenses before reductions	.93%	.87%	.88%	.84%	.85%
Expenses net of fee waivers, if any	.93%	.87%	.88%	.84%	.85%
Expenses net of all reductions	.93%	.87%	.87%	.79%	.81%
Net investment income (loss)	.77%	.64%	.61%	1.11% E	.46%
Supplemental Data
Net assets, end of period (in millions)	$ 698	$ 1,005	$ 853	$ 770	$ 777
Portfolio turnover rate D	121%	91%	109%	136%	134%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .49%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Year ended October 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 27.80
Income from Investment Operations
Net investment income (loss) D	.06
Net realized and unrealized gain (loss)	(9.05)
Total from investment operations	(8.99)
Net asset value, end of period	$ 18.81
Total Return B, C	(32.34)%
Ratios to Average Net Assets E, H
Expenses before reductions	.79% A
Expenses net of fee waivers, if any	.79% A
Expenses net of all reductions	.78% A
Net investment income (loss)	.63% A
Supplemental Data
Net assets, end of period (in millions)	$ 35
Portfolio turnover rate F	121%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2008

(Amounts in thousands except ratios)

1. Organization.

Fidelity Stock Selector (the Fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. On January 17, 2008, the Board of Trustees of the Fund approved the creation of an additional class of shares. The Fund commenced sale of shares of Class K and the existing class was designated Stock Selector on May 9, 2008. The fund offers Stock Selector and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS). Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, market discount, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 37,447
Unrealized depreciation	(181,071)
Net unrealized appreciation (depreciation)	(143,624)
Undistributed ordinary income	6,280
Capital loss carryforward	(127,420)

Cost for federal income tax purposes	$ 875,006

The tax character of distributions paid was as follows:

	October 31, 2008	October 31, 2007
Ordinary Income	$ 13,116	$ 3,953
Long-term Capital Gains	38,097	912
Total	$ 51,213	$ 4,865

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

Annual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,312,172 and $1,143,449, respectively.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Stock Selector as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .66% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of Stock Selector and asset-based fees of .05% of average net assets for Class K. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc (FSC), also an affiliate of FMR was the transfer agent for Stock Selector shares. For the period, the transfer agent fees for Stock Selector were equivalent to an annual rate of .21% of average net assets. For the period, the total transfer agent fees paid by each class were as follows:

Amount
Stock Selector	$ 2,056
Class K	3
Total	$ 2,059

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $22 for the period.

Annual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $129.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Stock Selector's operating expenses. During the period, this reimbursement reduced the class' expenses by $13.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $9 for the period. In addition, through arrangements with the Fund's custodian, and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Stock Selector	$ 2

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $299, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2008	2007
From net investment income
Stock Selector	$ 4,996	$ 3,953
From net realized gain
Stock Selector	$ 46,217	$ 912

Annual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2008 A	2007	2008 A	2007
Stock Selector
Shares sold	14,653	5,039	$ 387,105	$ 152,793
Conversion to Class K	(1,889)	-	(46,383)	-
Reinvestment of distributions	1,639	169	49,243	4,662
Shares redeemed	(8,287)	(5,476)	(209,646)	(158,019)
Net increase (decrease)	6,116	(268)	$ 180,319	$ (564)
Class K
Shares sold	68	-	$ 1,398	$ -
Conversion from Stock Selector	1,888	-	46,383	-
Shares redeemed	(72)	-	(1,448)	-
Net increase (decrease)	1,884	-	$ 46,333	$ -

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Capital Trust and Shareholders of Fidelity Stock Selector:

We have audited the accompanying statement of assets and liabilities of Fidelity Stock Selector (the Fund), a fund of Fidelity Capital Trust, including the schedule of investments, as of October 31, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2008, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Stock Selector as of October 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 22, 2008

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 220 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 379 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1978

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (60)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Alan J. Lacy (55)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Ned C. Lautenbach (64)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (64)

Year of Election or Appointment:

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (64)

Year of Election or Appointment: 2005

Ms. Small is a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College and as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy. In addition, she served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (69)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, he is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (59)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (58)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Advisory Board Member and Executive Officers**:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of the Fidelity Funds. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (39)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Walter C. Donovan (46)

Year of Election or Appointment: 2007

Vice President of Fidelity's Equity Funds. Mr. Donovan also serves as President of FMR and FMR Co., Inc., and Executive Vice President of Fidelity Investments Money Management, Inc. (2007-present). Previously, Mr. Donovan served as Executive Vice President of FMR and FMR Co., Inc. (2005-2007) and Senior Vice President of FMR (2003-2005) and FMR Co., Inc. (2004-2005).

Bruce T. Herring (43)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Group Chief Investments Officer of FMR. Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds.

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

John B. McGinty, Jr. (46)

Year of Election or Appointment: 2008

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. McGinty is an employee of Fidelity Investments (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of Fidelity Distributors Corporation (FDC) (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Kenneth A. Rathgeber (61)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present).

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)
Year of Election or Appointment: 2004 Assistant Treasurer of the Fidelity funds. Mr. Lydecker is an employee of Fidelity Investments.
Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

The fund designates 78% of dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 84% of the dividends distributed in December, during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	23,119,124,829.71	94.630
Withheld	1,311,945,572.61	5.370
TOTAL	24,431,070,402.32	100.000
Dennis J. Dirks
Affirmative	23,264,895,678.33	95.227
Withheld	1,166,174,723.99	4.773
TOTAL	24,431,070,402.32	100.000
Edward C. Johnson 3d
Affirmative	23,048,702,160.33	94.342
Withheld	1,382,368,241.99	5.658
TOTAL	24,431,070,402.32	100.000
Alan J. Lacy
Affirmative	23,227,703,560.69	95.074
Withheld	1,203,366,841.63	4.926
TOTAL	24,431,070,402.32	100.000
Ned C. Lautenbach
Affirmative	23,204,734,087.83	94.980
Withheld	1,226,336,314.49	5.020
TOTAL	24,431,070,402.32	100.000
Joseph Mauriello
Affirmative	23,241,851,999.48	95.132
Withheld	1,189,218,402.84	4.868
TOTAL	24,431,070,402.32	100.000
Cornelia M. Small
Affirmative	23,238,535,444.69	95.119
Withheld	1,192,534,957.63	4.881
TOTAL	24,431,070,402.32	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	23,115,529,078.86	94.615
Withheld	1,315,541,323.46	5.385
TOTAL	24,431,070,402.32	100.000
David M. Thomas
Affirmative	23,252,717,495.51	95.177
Withheld	1,178,352,906.81	4.823
TOTAL	24,431,070,402.32	100.000
Michael E. Wiley
Affirmative	23,205,390,737.79	94.983
Withheld	1,225,679,664.53	5.017
TOTAL	24,431,070,402.32	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	18,156,725,598.66	74.318
Against	4,525,430,963.48	18.523
Abstain	1,194,721,132.34	4.890
Broker Non-Votes	554,192,707.84	2.269
TOTAL	24,431,070,402.32	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

FSS-UANN-1208
1.784780.105

Fidelity®

Stock Selector -
Class K

Annual Report

October 31, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Turmoil has been the watchword for the world's securities markets in 2008, with domestic and international stocks down sharply amid the global credit squeeze. A flight to quality boosted returns for U.S. Treasuries, one of the few asset classes with positive results heading into the latter stages of the year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2008	Past 1 year	Past 5 years	Past 10 years
Class KA	-38.72%	0.43%	1.12%

A The initial offering of Class K shares took place on May 9, 2008. Returns prior to May 9, 2008 are those of Stock Selector, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Stock Selector - Class K on October 31, 1998. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index (S&P 500®) performed over the same period. The initial offering of Class K took place on May 9, 2008. See above for additional information regarding the performance of Class K.

Annual Report

Management's Discussion of Fund Performance

Comments from James Catudal, Portfolio Manager of Fidelity® Stock Selector

The U.S. equity markets quaked under the rising pressure of a global credit crisis during the 12 months ending October 31, 2008. As home values sunk, credit availability decreased and liquidity became increasingly scarce, the Standard & Poor's 500SM Index fell 36.10%. All 10 sectors in the S&P 500® were negative, led by a roughly 52% decline in financials. Information technology and materials both fell more than 40%, while the historically defensive consumer staples and health care sectors performed the best, dropping slightly more than 11% and 23%, respectively. In the last two months of the period, the U.S. economy took a turn for the worse, as several large financial institutions went bankrupt, were forced into acquisitions or were taken over by the U.S. government. The Federal Reserve Board facilitated many of these and other transactions, and also lowered the federal funds target rate twice in October, on top of the other rate cuts during the year, leaving it at 1.00%. The markets continued to perform erratically, however, and the U.S. unemployment rate reached a 14-year high in the last month of the period. The Dow Jones Industrial AverageSM declined 31.24% for the 12-month period - including its worst single-day point loss in September - while the technology-heavy NASDAQ Composite® Index dropped 39.35%.

For the year ending October 31, 2008, the fund's Class K shares underperformed the S&P 500's return. (For specific class-level returns, please see the performance section of this shareholder report.) Security selection in energy was the biggest negative. Underweighting consumer staples and an overweighting and stock selection in information technology also hurt, while stock picks in health care helped. Insurance giant American International Group (AIG) was the largest detractor from results. It ran into difficulties because of its exposure to troublesome debt-related securities. Meanwhile, the retreat of oil prices late in the period led to underperformance by oil-field services company Cameron International and by McDermott International, an engineering and construction company exposed to the energy sector. Conversely, not owning Chevron hurt when it outperformed relative to the index as oil prices declined. Underweighting defensive stocks such as consumer goods company Procter & Gamble and pharmaceutical and health care products manufacturer Johnson & Johnson also detracted from returns. Elsewhere, minimal exposures to large financial companies such as Wachovia, Fannie Mae and Merrill Lynch helped relative performance, as those stocks plummeted in the credit crisis. Fannie Mae was not held at the end of the period. The investment in re-insurer ACE Ltd. contributed as well.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2008 to October 31, 2008) for Stock Selector and for the entire period (May 9, 2008 to October 31, 2008) for Class K. The hypothetical expense Example is based on an investment of $1,000 invested for the one half year period (May 1, 2008 to October 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value October 31, 2008	Expenses Paid During Period
Stock Selector	.90%
Actual		$ 1,000.00	$ 677.60	$ 3.80 B
Hypothetical A		$ 1,000.00	$ 1,020.61	$ 4.57 C
Class K	.79%
Actual		$ 1,000.00	$ 676.60	$ 3.18 B
Hypothetical A		$ 1,000.00	$ 1,021.17	$ 4.01C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio (shown in the table above); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period) for Stock Selector and multiplied by 176/366 (to reflect the period May 9, 2008 to October 31, 2008) for Class K.

C Hypothetical expenses are equal to each Class' annualized expense ratio (shown in the table above); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	3.3	3.2
Microsoft Corp.	2.7	2.7
Wal-Mart Stores, Inc.	2.6	1.6
United Technologies Corp.	2.0	1.9
Bank of America Corp.	2.0	1.6
Cisco Systems, Inc.	2.0	2.4
Applied Materials, Inc.	1.8	1.2
Cameron International Corp.	1.6	1.8
AT&T, Inc.	1.5	2.1
Apple, Inc.	1.4	1.2
	20.9
Top Five Market Sectors as of October 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.1	20.2
Financials	15.7	15.9
Health Care	15.7	10.0
Energy	11.2	13.2
Industrials	11.1	14.1
Asset Allocation (% of fund's net assets)
As of October 31, 2008 *		As of April 30, 2008 **
	Stocks and Equity Futures 96.7%		Stocks and Equity Futures 95.1%
	Convertible Securities 0.1%		Convertible Securities 0.3%
	Short-Term Investments and Net Other Assets 3.2%		Short-Term Investments and Net Other Assets 4.6%
* Foreign investments	8.5%	** Foreign investments	10.0%

Annual Report

Investments October 31, 2008

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.9%
Auto Components - 0.2%
The Goodyear Tire & Rubber Co. (a)	136,800	$ 1,220
Automobiles - 0.4%
General Motors Corp. (d)	43,700	253
Harley-Davidson, Inc.	1,100	27
Toyota Motor Corp. sponsored ADR	34,600	2,633
		2,913
Hotels, Restaurants & Leisure - 0.7%
Buffalo Wild Wings, Inc. (a)(d)	37,589	1,063
Burger King Holdings, Inc.	95,000	1,889
Darden Restaurants, Inc.	39,300	871
Starbucks Corp. (a)	84,750	1,113
		4,936
Household Durables - 1.3%
D.R. Horton, Inc.	98,700	728
Ethan Allen Interiors, Inc.	25,900	463
Pulte Homes, Inc.	51,100	569
Toll Brothers, Inc. (a)	198,100	4,580
Whirlpool Corp.	68,400	3,191
		9,531
Internet & Catalog Retail - 0.2%
Amazon.com, Inc. (a)	32,900	1,883
Media - 2.4%
Comcast Corp. Class A (special) (non-vtg.)	304,000	4,688
Lamar Advertising Co. Class A (a)	25,300	384
Scripps Networks Interactive, Inc. Class A	118,740	3,372
The Walt Disney Co.	78,200	2,025
Time Warner, Inc. (d)	698,660	7,049
		17,518
Multiline Retail - 0.5%
Kohl's Corp. (a)	46,400	1,630
Target Corp.	43,720	1,754
		3,384
Specialty Retail - 2.6%
Best Buy Co., Inc.	37,600	1,008
Dick's Sporting Goods, Inc. (a)	46,900	719
Lowe's Companies, Inc.	462,200	10,030
PetSmart, Inc.	70,300	1,384
Staples, Inc.	243,082	4,723
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Tiffany & Co., Inc.	34,100	$ 936
Williams-Sonoma, Inc.	70,200	581
		19,381
Textiles, Apparel & Luxury Goods - 0.6%
NIKE, Inc. Class B	49,000	2,824
Polo Ralph Lauren Corp. Class A	30,545	1,441
		4,265
TOTAL CONSUMER DISCRETIONARY		65,031
CONSUMER STAPLES - 8.1%
Beverages - 0.9%
Molson Coors Brewing Co. Class B	25,100	938
PepsiCo, Inc.	57,400	3,272
The Coca-Cola Co.	60,700	2,674
		6,884
Food & Staples Retailing - 3.7%
China Nepstar Chain Drugstore Ltd. ADR	87,000	361
CVS Caremark Corp.	230,200	7,056
Sysco Corp.	28,300	741
Wal-Mart Stores, Inc.	342,000	19,087
		27,245
Food Products - 2.0%
Hershey Co.	15,500	577
Kraft Foods, Inc. Class A	101,400	2,955
McCormick & Co., Inc. (non-vtg.)	29,300	986
Nestle SA sponsored ADR	258,500	9,939
		14,457
Household Products - 0.9%
Colgate-Palmolive Co.	42,350	2,658
Procter & Gamble Co.	58,405	3,769
		6,427
Tobacco - 0.6%
Philip Morris International, Inc.	94,500	4,108
TOTAL CONSUMER STAPLES		59,121
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 11.2%
Energy Equipment & Services - 4.7%
BJ Services Co.	53,100	$ 682
Cameron International Corp. (a)(d)	480,900	11,667
Diamond Offshore Drilling, Inc.	23,123	2,053
FMC Technologies, Inc. (a)	32,900	1,151
Halliburton Co.	192,607	3,812
Helmerich & Payne, Inc.	45,966	1,577
Nabors Industries Ltd. (a)	113,600	1,634
Schlumberger Ltd. (NY Shares)	147,985	7,643
Smith International, Inc.	118,100	4,072
		34,291
Oil, Gas & Consumable Fuels - 6.5%
Apache Corp.	49,400	4,067
Chesapeake Energy Corp.	191,600	4,209
EOG Resources, Inc.	52,782	4,271
Exxon Mobil Corp.	326,175	24,175
Hess Corp.	22,900	1,379
Peabody Energy Corp.	35,100	1,211
Plains Exploration & Production Co. (a)	66,800	1,884
Range Resources Corp.	40,200	1,697
Ultra Petroleum Corp. (a)	45,110	2,100
Valero Energy Corp.	75,980	1,564
Williams Companies, Inc.	73,500	1,541
		48,098
TOTAL ENERGY		82,389
FINANCIALS - 15.6%
Capital Markets - 5.2%
Ameriprise Financial, Inc.	96,120	2,076
Bank of New York Mellon Corp.	231,000	7,531
Charles Schwab Corp.	331,200	6,333
Goldman Sachs Group, Inc.	59,600	5,513
Janus Capital Group, Inc.	200,300	2,352
Merrill Lynch & Co., Inc.	174,900	3,251
Morgan Stanley	48,198	842
State Street Corp.	185,846	8,056
T. Rowe Price Group, Inc.	49,877	1,972
		37,926
Commercial Banks - 2.8%
BB&T Corp.	45,600	1,635
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
East West Bancorp, Inc.	31,300	$ 543
Fifth Third Bancorp	117,765	1,278
KeyCorp	126,700	1,550
PNC Financial Services Group, Inc.	51,000	3,400
Synovus Financial Corp. (d)	48,400	500
U.S. Bancorp, Delaware	88,700	2,644
Wachovia Corp.	424,400	2,720
Wells Fargo & Co.	183,553	6,250
		20,520
Consumer Finance - 0.4%
American Express Co.	14,400	396
Capital One Financial Corp.	24,800	970
Discover Financial Services	46,100	565
SLM Corp. (a)	104,700	1,117
		3,048
Diversified Financial Services - 3.8%
Bank of America Corp.	596,320	14,413
Citigroup, Inc.	176,700	2,412
CME Group, Inc.	7,682	2,167
JPMorgan Chase & Co.	220,800	9,108
		28,100
Insurance - 3.4%
ACE Ltd.	120,600	6,918
AFLAC, Inc.	68,500	3,033
American International Group, Inc.	63,742	122
Berkshire Hathaway, Inc. Class A (a)	55	6,352
Everest Re Group Ltd.	42,311	3,161
Hartford Financial Services Group, Inc.	22,800	235
MetLife, Inc.	77,300	2,568
Prudential Financial, Inc.	13,600	408
W.R. Berkley Corp.	92,500	2,430
		25,227
TOTAL FINANCIALS		114,821
HEALTH CARE - 15.7%
Biotechnology - 4.4%
Amgen, Inc. (a)	136,237	8,159
Biogen Idec, Inc. (a)	73,770	3,139
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Celgene Corp. (a)	56,132	$ 3,607
Cephalon, Inc. (a)	47,100	3,378
Genentech, Inc. (a)	42,260	3,505
Genzyme Corp. (a)	29,200	2,128
Gilead Sciences, Inc. (a)	72,648	3,331
MannKind Corp. (a)	55,800	210
Myriad Genetics, Inc. (a)	26,600	1,678
PDL BioPharma, Inc.	215,291	2,099
Vertex Pharmaceuticals, Inc. (a)	54,000	1,415
		32,649
Health Care Equipment & Supplies - 3.6%
Alcon, Inc.	7,200	634
American Medical Systems Holdings, Inc. (a)	40,935	443
Baxter International, Inc.	142,300	8,608
Becton, Dickinson & Co.	2,545	177
C.R. Bard, Inc.	21,065	1,859
China Medical Technologies, Inc. sponsored ADR (d)	28,400	692
Covidien Ltd.	161,444	7,150
Medtronic, Inc.	118,600	4,783
Mindray Medical International Ltd. sponsored ADR (d)	32,000	690
St. Jude Medical, Inc. (a)	42,900	1,631
		26,667
Health Care Providers & Services - 2.5%
Brookdale Senior Living, Inc.	27,109	234
Henry Schein, Inc. (a)	136,800	6,404
Medco Health Solutions, Inc. (a)	138,800	5,267
Tenet Healthcare Corp. (a)	298,164	1,306
UnitedHealth Group, Inc.	146,048	3,466
Universal Health Services, Inc. Class B	33,500	1,408
		18,085
Pharmaceuticals - 5.2%
Abbott Laboratories	126,000	6,949
Allergan, Inc.	21,600	857
Barr Pharmaceuticals, Inc. (a)	25,300	1,626
Bristol-Myers Squibb Co.	205,245	4,218
Johnson & Johnson	164,750	10,106
Merck & Co., Inc.	175,394	5,428
Schering-Plough Corp.	111,300	1,613
Shire PLC sponsored ADR	33,800	1,333
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Teva Pharmaceutical Industries Ltd. sponsored ADR	27,900	$ 1,196
Wyeth	145,380	4,678
		38,004
TOTAL HEALTH CARE		115,405
INDUSTRIALS - 11.1%
Aerospace & Defense - 3.5%
Honeywell International, Inc.	117,660	3,583
Lockheed Martin Corp.	42,700	3,632
Precision Castparts Corp.	53,100	3,441
United Technologies Corp.	270,320	14,857
		25,513
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	65,000	3,366
FedEx Corp.	37,800	2,471
		5,837
Airlines - 0.5%
Alaska Air Group, Inc. (a)	38,000	939
Delta Air Lines, Inc. (a)(d)	45,625	501
UAL Corp.	147,900	2,153
		3,593
Building Products - 0.3%
Masco Corp.	146,900	1,491
Owens Corning (a)	50,700	798
		2,289
Electrical Equipment - 1.0%
Alstom SA	3,700	183
Evergreen Solar, Inc. (a)	392,500	1,488
Q-Cells AG (a)(d)	30,900	1,216
Sunpower Corp. Class A (a)(d)	31,700	1,238
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	60,200	1,054
Vestas Wind Systems AS (a)	48,800	1,999
		7,178
Industrial Conglomerates - 1.6%
General Electric Co.	391,545	7,639
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - continued
McDermott International, Inc. (a)	210,200	$ 3,601
Textron, Inc.	43,100	763
		12,003
Machinery - 1.7%
Caterpillar, Inc.	53,400	2,038
Danaher Corp.	60,700	3,596
Eaton Corp.	102,800	4,585
Ingersoll-Rand Co. Ltd. Class A	105,100	1,939
		12,158
Professional Services - 0.1%
Manpower, Inc.	35,300	1,099
Road & Rail - 1.6%
Landstar System, Inc.	75,545	2,915
Norfolk Southern Corp.	37,000	2,218
Union Pacific Corp.	100,400	6,704
		11,837
TOTAL INDUSTRIALS		81,507
INFORMATION TECHNOLOGY - 19.1%
Communications Equipment - 4.5%
Cisco Systems, Inc. (a)	805,940	14,322
Comverse Technology, Inc. (a)	175,200	1,274
Corning, Inc.	329,860	3,572
Harris Corp.	67,200	2,416
Infinera Corp. (a)	19,700	153
Juniper Networks, Inc. (a)	127,280	2,385
QUALCOMM, Inc.	203,980	7,804
Research In Motion Ltd. (a)	17,152	865
		32,791
Computers & Peripherals - 2.8%
Apple, Inc. (a)	98,700	10,619
Hewlett-Packard Co.	251,592	9,631
SanDisk Corp. (a)	74,800	665
		20,915
Internet Software & Services - 1.9%
DealerTrack Holdings, Inc. (a)	25,900	278
eBay, Inc. (a)	79,853	1,219
Google, Inc. Class A (sub. vtg.) (a)	27,053	9,722
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Move, Inc. (a)	409,546	$ 688
Sohu.com, Inc. (a)	12,800	703
Yahoo!, Inc. (a)	76,810	985
		13,595
IT Services - 1.3%
Paychex, Inc.	91,580	2,614
Satyam Computer Services Ltd. sponsored ADR	126,800	1,995
The Western Union Co.	48,900	746
Visa, Inc.	80,500	4,456
		9,811
Semiconductors & Semiconductor Equipment - 3.7%
Applied Materials, Inc.	1,001,700	12,932
ARM Holdings PLC sponsored ADR	155,700	735
ASML Holding NV (NY Shares)	97,500	1,711
Broadcom Corp. Class A (a)	83,900	1,433
FormFactor, Inc. (a)	22,500	392
Intel Corp.	87,500	1,400
Intersil Corp. Class A	20,400	279
KLA-Tencor Corp.	76,000	1,767
Lam Research Corp. (a)	127,200	2,844
Micron Technology, Inc. (a)	216,300	1,019
Samsung Electronics Co. Ltd.	640	271
Texas Instruments, Inc.	116,500	2,279
		27,062
Software - 4.9%
Adobe Systems, Inc. (a)	135,800	3,618
Electronic Arts, Inc. (a)	38,200	870
Microsoft Corp.	892,160	19,922
Oracle Corp. (a)	510,750	9,342
Quest Software, Inc. (a)	188,300	2,495
		36,247
TOTAL INFORMATION TECHNOLOGY		140,421
MATERIALS - 2.0%
Chemicals - 1.4%
Albemarle Corp.	57,430	1,398
Monsanto Co.	94,300	8,391
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Praxair, Inc.	1,200	$ 78
W.R. Grace & Co. (a)	70,600	636
		10,503
Containers & Packaging - 0.2%
Crown Holdings, Inc. (a)	53,200	1,074
Metals & Mining - 0.4%
Alcoa, Inc.	41,800	481
Barrick Gold Corp.	111,000	2,537
Timminco Ltd. (a)	32,600	184
		3,202
TOTAL MATERIALS		14,779
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.	415,268	11,117
Level 3 Communications, Inc. (a)	459,700	483
Verizon Communications, Inc.	15,700	466
		12,066
Wireless Telecommunication Services - 0.4%
American Tower Corp. Class A (a)	83,214	2,689
Sprint Nextel Corp.	90,400	283
		2,972
TOTAL TELECOMMUNICATION SERVICES		15,038
UTILITIES - 1.0%
Electric Utilities - 1.0%
Exelon Corp.	128,500	6,970
TOTAL COMMON STOCKS (Cost $808,488)		695,482
Convertible Preferred Stocks - 0.1%
	Shares	Value (000s)
FINANCIALS - 0.1%
Commercial Banks - 0.1%
East West Bancorp, Inc. Series A, 8.00% (Cost $800)	800	$ 904
U.S. Treasury Obligations - 0.3%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.64% to 1.67% 12/4/08 to 1/29/09 (e) (Cost $2,206)	$ 2,210	2,208
Money Market Funds - 4.5%
	Shares
Fidelity Cash Central Fund, 1.81% (b)	26,585,019	26,585
Fidelity Securities Lending Cash Central Fund, 2.67% (b)(c)	6,203,369	6,203
TOTAL MONEY MARKET FUNDS (Cost $32,788)		32,788
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $844,282)		731,382
NET OTHER ASSETS - 0.3%		2,343
NET ASSETS - 100%		$ 733,725
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
287 CME E-mini S&P 500 Index Contracts	Dec. 2008	$ 13,881	$ (1,176)

The face value of futures purchased as a percentage of net assets - 1.9%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,208,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,409
Fidelity Securities Lending Cash Central Fund	129
Total	$ 1,538
Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $127,420,000 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2008

Assets
Investment in securities, at value (including securities loaned of $6,191) - See accompanying schedule: Unaffiliated issuers (cost $811,494)	$ 698,594
Fidelity Central Funds (cost $32,788)	32,788
Total Investments (cost $844,282)		$ 731,382
Receivable for investments sold		21,987
Receivable for fund shares sold		549
Dividends receivable		871
Distributions receivable from Fidelity Central Funds		56
Receivable for daily variation on futures contracts		83
Other receivables		4
Total assets		754,932

Liabilities
Payable for investments purchased	$ 13,949
Payable for fund shares redeemed	487
Accrued management fee	327
Other affiliated payables	178
Other payables and accrued expenses	63
Collateral on securities loaned, at value	6,203
Total liabilities		21,207

Net Assets		$ 733,725
Net Assets consist of:
Paid in capital		$ 998,488
Undistributed net investment income		6,281
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(156,967)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(114,077)
Net Assets		$ 733,725

Stock Selector: Net Asset Value, offering price and redemption price per share ($698,288 ÷ 37,163 shares)		$ 18.79

Class K: Net Asset Value, offering price and redemption price per share ($35,437 ÷ 1,884 shares)		$ 18.81

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended October 31, 2008

Investment Income
Dividends		$ 15,232
Interest		62
Income from Fidelity Central Funds		1,538
Total income		16,832

Expenses
Management fee Basic fee	$ 5,526
Performance adjustment	1,044
Transfer agent fees	2,059
Accounting and security lending fees	333
Custodian fees and expenses	60
Independent trustees' compensation	4
Registration fees	73
Audit	62
Legal	6
Miscellaneous	42
Total expenses before reductions	9,209
Expense reductions	(25)	9,184
Net investment income (loss)		7,648
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(147,817)
Foreign currency transactions	(4)
Futures contracts	(4,543)
Total net realized gain (loss)		(152,364)
Change in net unrealized appreciation (depreciation) on: Investment securities	(300,889)
Assets and liabilities in foreign currencies	(3)
Futures contracts	(1,176)
Total change in net unrealized appreciation (depreciation)		(302,068)
Net gain (loss)		(454,432)
Net increase (decrease) in net assets resulting from operations		$ (446,784)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2008	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,648	$ 5,593
Net realized gain (loss)	(152,364)	58,432
Change in net unrealized appreciation (depreciation)	(302,068)	93,429
Net increase (decrease) in net assets resulting from operations	(446,784)	157,454
Distributions to shareholders from net investment income	(4,996)	(3,953)
Distributions to shareholders from net realized gain	(46,217)	(912)
Total distributions	(51,213)	(4,865)
Share transactions - net increase (decrease)	226,652	(564)
Total increase (decrease) in net assets	(271,345)	152,025

Net Assets
Beginning of period	1,005,070	853,045
End of period (including undistributed net investment income of $6,281 and undistributed net investment income of $4,008, respectively)	$ 733,725	$ 1,005,070

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Stock Selector

Years ended October 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 32.37	$ 27.24	$ 23.74	$ 21.41	$ 19.96
Income from Investment Operations
Net investment income (loss) B	.20	.19	.16	.25 E	.10
Net realized and unrealized gain (loss)	(12.14)	5.10	3.46	2.33	1.47
Total from investment operations	(11.94)	5.29	3.62	2.58	1.57
Distributions from net investment income	(.16)	(.13)	(.12)	(.25)	(.12)
Distributions from net realized gain	(1.48)	(.03)	-	-	-
Total distributions	(1.64)	(.16)	(.12)	(.25)	(.12)
Net asset value, end of period	$ 18.79	$ 32.37	$ 27.24	$ 23.74	$ 21.41
Total Return A	(38.78)%	19.52%	15.29%	12.12%	7.91%
Ratios to Average Net Assets C, F
Expenses before reductions	.93%	.87%	.88%	.84%	.85%
Expenses net of fee waivers, if any	.93%	.87%	.88%	.84%	.85%
Expenses net of all reductions	.93%	.87%	.87%	.79%	.81%
Net investment income (loss)	.77%	.64%	.61%	1.11% E	.46%
Supplemental Data
Net assets, end of period (in millions)	$ 698	$ 1,005	$ 853	$ 770	$ 777
Portfolio turnover rate D	121%	91%	109%	136%	134%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .49%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Year ended October 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 27.80
Income from Investment Operations
Net investment income (loss) D	.06
Net realized and unrealized gain (loss)	(9.05)
Total from investment operations	(8.99)
Net asset value, end of period	$ 18.81
Total Return B, C	(32.34)%
Ratios to Average Net Assets E, H
Expenses before reductions	.79% A
Expenses net of fee waivers, if any	.79% A
Expenses net of all reductions	.78% A
Net investment income (loss)	.63% A
Supplemental Data
Net assets, end of period (in millions)	$ 35
Portfolio turnover rate F	121%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2008

(Amounts in thousands except ratios)

1. Organization.

Fidelity Stock Selector (the Fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. On January 17, 2008, the Board of Trustees of the Fund approved the creation of an additional class of shares. The Fund commenced sale of shares of Class K and the existing class was designated Stock Selector on May 9, 2008. The fund offers Stock Selector and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Annual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS). Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, market discount, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 37,447
Unrealized depreciation	(181,071)
Net unrealized appreciation (depreciation)	(143,624)
Undistributed ordinary income	6,280
Capital loss carryforward	(127,420)

Cost for federal income tax purposes	$ 875,006

The tax character of distributions paid was as follows:

	October 31, 2008	October 31, 2007
Ordinary Income	$ 13,116	$ 3,953
Long-term Capital Gains	38,097	912
Total	$ 51,213	$ 4,865

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,312,172 and $1,143,449, respectively.

Annual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Stock Selector as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .66% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of Stock Selector and asset-based fees of .05% of average net assets for Class K. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc (FSC), also an affiliate of FMR was the transfer agent for Stock Selector shares. For the period, the transfer agent fees for Stock Selector were equivalent to an annual rate of .21% of average net assets. For the period, the total transfer agent fees paid by each class were as follows:

Amount
Stock Selector	$ 2,056
Class K	3
Total	$ 2,059

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $22 for the period.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $129.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Stock Selector's operating expenses. During the period, this reimbursement reduced the class' expenses by $13.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $9 for the period. In addition, through arrangements with the Fund's custodian, and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Stock Selector	$ 2

Annual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $299, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2008	2007
From net investment income
Stock Selector	$ 4,996	$ 3,953
From net realized gain
Stock Selector	$ 46,217	$ 912

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2008 A	2007	2008 A	2007
Stock Selector
Shares sold	14,653	5,039	$ 387,105	$ 152,793
Conversion to Class K	(1,889)	-	(46,383)	-
Reinvestment of distributions	1,639	169	49,243	4,662
Shares redeemed	(8,287)	(5,476)	(209,646)	(158,019)
Net increase (decrease)	6,116	(268)	$ 180,319	$ (564)
Class K
Shares sold	68	-	$ 1,398	$ -
Conversion from Stock Selector	1,888	-	46,383	-
Shares redeemed	(72)	-	(1,448)	-
Net increase (decrease)	1,884	-	$ 46,333	$ -

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Capital Trust and Shareholders of Fidelity Stock Selector:

We have audited the accompanying statement of assets and liabilities of Fidelity Stock Selector (the Fund), a fund of Fidelity Capital Trust, including the schedule of investments, as of October 31, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2008, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Stock Selector as of October 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 22, 2008

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 220 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 379 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1978

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (60)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Alan J. Lacy (55)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Ned C. Lautenbach (64)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (64)

Year of Election or Appointment:

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (64)

Year of Election or Appointment: 2005

Ms. Small is a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College and as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy. In addition, she served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (69)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, he is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (59)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (58)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Advisory Board Member and Executive Officers**:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of the Fidelity Funds. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (39)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Walter C. Donovan (46)

Year of Election or Appointment: 2007

Vice President of Fidelity's Equity Funds. Mr. Donovan also serves as President of FMR and FMR Co., Inc., and Executive Vice President of Fidelity Investments Money Management, Inc. (2007-present). Previously, Mr. Donovan served as Executive Vice President of FMR and FMR Co., Inc. (2005-2007) and Senior Vice President of FMR (2003-2005) and FMR Co., Inc. (2004-2005).

Bruce T. Herring (43)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Group Chief Investments Officer of FMR. Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds.

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

John B. McGinty, Jr. (46)

Year of Election or Appointment: 2008

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. McGinty is an employee of Fidelity Investments (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of Fidelity Distributors Corporation (FDC) (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Kenneth A. Rathgeber (61)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present).

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)
Year of Election or Appointment: 2004 Assistant Treasurer of the Fidelity funds. Mr. Lydecker is an employee of Fidelity Investments.
Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

The fund designates 78% of dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 84% of the dividends distributed in December, during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	23,119,124,829.71	94.630
Withheld	1,311,945,572.61	5.370
TOTAL	24,431,070,402.32	100.000
Dennis J. Dirks
Affirmative	23,264,895,678.33	95.227
Withheld	1,166,174,723.99	4.773
TOTAL	24,431,070,402.32	100.000
Edward C. Johnson 3d
Affirmative	23,048,702,160.33	94.342
Withheld	1,382,368,241.99	5.658
TOTAL	24,431,070,402.32	100.000
Alan J. Lacy
Affirmative	23,227,703,560.69	95.074
Withheld	1,203,366,841.63	4.926
TOTAL	24,431,070,402.32	100.000
Ned C. Lautenbach
Affirmative	23,204,734,087.83	94.980
Withheld	1,226,336,314.49	5.020
TOTAL	24,431,070,402.32	100.000
Joseph Mauriello
Affirmative	23,241,851,999.48	95.132
Withheld	1,189,218,402.84	4.868
TOTAL	24,431,070,402.32	100.000
Cornelia M. Small
Affirmative	23,238,535,444.69	95.119
Withheld	1,192,534,957.63	4.881
TOTAL	24,431,070,402.32	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	23,115,529,078.86	94.615
Withheld	1,315,541,323.46	5.385
TOTAL	24,431,070,402.32	100.000
David M. Thomas
Affirmative	23,252,717,495.51	95.177
Withheld	1,178,352,906.81	4.823
TOTAL	24,431,070,402.32	100.000
Michael E. Wiley
Affirmative	23,205,390,737.79	94.983
Withheld	1,225,679,664.53	5.017
TOTAL	24,431,070,402.32	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	18,156,725,598.66	74.318
Against	4,525,430,963.48	18.523
Abstain	1,194,721,132.34	4.890
Broker Non-Votes	554,192,707.84	2.269
TOTAL	24,431,070,402.32	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments
Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

FSS-K-UANN-1208
1.863286.100

Fidelity®

Value

Fund

Annual Report

October 31, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Turmoil has been the watchword for the world's securities markets in 2008, with domestic and international stocks down sharply amid the global credit squeeze. A flight to quality boosted returns for U.S. Treasuries, one of the few asset classes with positive results heading into the latter stages of the year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2008	Past 1 year	Past 5 years	Past 10 years
Fidelity® Value Fund	-46.34%	0.48%	4.77%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Value, a class of the fund, on October 31, 1998. The chart shows how the value of your investment would have changed, and also shows how the Russell Midcap® Value Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Richard Fentin, Portfolio Manager of Fidelity® Value Fund

The U.S. equity markets quaked under the rising pressure of a global credit crisis during the 12 months ending October 31, 2008. As home values sunk, credit availability decreased and liquidity became increasingly scarce, the Standard & Poor's 500SM Index fell 36.10%. All 10 sectors in the S&P 500® were negative, led by a roughly 52% decline in financials. Information technology and materials both fell more than 40%, while the historically defensive consumer staples and health care sectors performed the best, dropping slightly more than 11% and 23%, respectively. In the last two months of the period, the U.S. economy took a turn for the worse, as several large financial institutions went bankrupt, were forced into acquisitions or were taken over by the U.S. government. The Federal Reserve Board facilitated many of these and other transactions, and also lowered the federal funds target rate twice in October, on top of the other rate cuts during the year, leaving it at 1.00%. The markets continued to perform erratically, however, and the U.S. unemployment rate reached a 14-year high in the last month of the period. The Dow Jones Industrial AverageSM declined 31.24% for the 12-month period - including its worst single-day point loss in September - while the technology-heavy NASDAQ Composite® Index dropped 39.35%.

During the year, the fund's Retail Class shares declined 46.34%, underperforming the 38.83% loss of the Russell Midcap® Value Index. Financial stocks were a big factor behind the fund's relative underperformance, including out-of-index holdings in housing lenders Fannie Mae and Freddie Mac, banking giant Wachovia, insurer American International Group (AIG) and investment banking firm Lehman Brothers. Early on, underweighting oil producer Hess was costly, while owning non-index refiner Valero Energy hurt when high input prices squeezed its profit margins. In materials, not owning U.S. Steel detracted. Underweighting utilities, along with some weak picks in that sector, were negatives, as was a holding in upscale retailer Williams-Sonoma. On the positive side, the fund's cash position was a significant contributor, as were my choices within health care, including non-index drug maker Alpharma. In the beleaguered financials area, underweighting insurers XL Capital and Genworth Financial and not owning banking firm Washington Mutual provided a boost, while an out-of-index stake in JPMorgan Chase held up well. Elsewhere, underweighting Ford paid off when the auto industry came under pressure. A number of these stocks were not held at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2008 to October 31, 2008) for Value and for the entire period (May 9, 2008 to October 31, 2008) for Class K. The hypothetical expense Example is based on an investment of $1,000 invested for the one half year period (May 1, 2008 to October 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value October 31, 2008	Expenses Paid During Period
Value	.74%
Actual		$ 1,000.00	$ 608.00	$ 2.99 B
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.76 C
Class K	.60%
Actual		$ 1,000.00	$ 603.50	$ 2.31 B
HypotheticalA		$ 1,000.00	$ 1,022.12	$ 3.05 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio (shown in the table above); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period) for Value and multiplied by 176/366 (to reflect the period May 9, 2008 to October 31, 2008) for Class K.

C Hypothetical expenses are equal to each Class' annualized expense ratio (shown in the table above); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Allied Waste Industries, Inc.	1.6	1.2
Sysco Corp.	1.4	0.9
Avon Products, Inc.	1.3	1.2
JPMorgan Chase & Co.	1.3	0.8
Capital One Financial Corp.	1.2	0.7
Zions Bancorp	1.1	0.5
Bank of America Corp.	1.1	0.5
H&R Block, Inc.	1.1	0.6
Xerox Corp.	1.1	1.1
Marsh & McLennan Companies, Inc.	1.1	0.6
	12.3
Top Five Market Sectors as of October 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	21.1	19.5
Financials	20.0	18.5
Information Technology	15.6	15.9
Industrials	12.5	10.9
Utilities	7.7	8.1
Asset Allocation (% of fund's net assets)
As of October 31, 2008 *		As of April 30, 2008 **
	Stocks and Investment Companies 97.8%		Stocks and Investment Companies 98.6%
	Convertible Securities 1.1%		Convertible Securities 0.6%
	Short-Term Investments and Net Other Assets 1.1%		Short-Term Investments and Net Other Assets 0.8%
* Foreign investments	9.0%	** Foreign investments	9.4%

Annual Report

Investments October 31, 2008

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 20.8%
Auto Components - 1.1%
ArvinMeritor, Inc. (d)	1,503,889	$ 8,903
Gentex Corp.	1,220,560	11,705
Johnson Controls, Inc.	2,954,477	52,383
The Goodyear Tire & Rubber Co. (a)	6,097,500	54,390
		127,381
Automobiles - 0.8%
Bayerische Motoren Werke AG (BMW)	159,181	4,130
Fiat SpA	719,400	5,718
Harley-Davidson, Inc.	943,000	23,085
Nissan Motor Co. Ltd.	2,913,684	14,470
Renault SA	778,245	23,851
Winnebago Industries, Inc. (d)(e)	2,904,451	17,252
		88,506
Diversified Consumer Services - 1.5%
H&R Block, Inc.	6,230,600	122,867
Hillenbrand, Inc.	1,361,260	25,864
Regis Corp.	303,400	3,753
Service Corp. International	1,849,100	12,759
		165,243
Hotels, Restaurants & Leisure - 2.2%
Brinker International, Inc.	4,837,100	44,985
Carnival Corp. unit	2,910,000	73,914
Penn National Gaming, Inc. (a)	1,063,717	20,487
Royal Caribbean Cruises Ltd.	4,627,320	62,746
Starwood Hotels & Resorts Worldwide, Inc.	574,250	12,944
Vail Resorts, Inc. (a)(d)	574,500	19,108
WMS Industries, Inc. (a)(d)	636,200	15,905
		250,089
Household Durables - 5.6%
Black & Decker Corp.	2,197,336	111,229
Centex Corp.	3,613,400	44,264
Ethan Allen Interiors, Inc. (d)(e)	2,820,354	50,456
Jarden Corp. (a)(d)	2,297,960	40,904
KB Home	773,900	12,916
La-Z-Boy, Inc. (d)	1,642,300	9,492
Leggett & Platt, Inc. (d)	5,285,050	91,748
Newell Rubbermaid, Inc.	2,459,469	33,818
Pulte Homes, Inc.	2,167,800	24,149
Sealy Corp., Inc. (d)	3,681,144	11,890
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Tempur-Pedic International, Inc. (d)	1,712,500	$ 13,375
The Stanley Works	3,188,900	104,405
Whirlpool Corp. (d)	1,686,900	78,694
		627,340
Leisure Equipment & Products - 1.2%
Brunswick Corp. (e)	5,565,208	19,311
Eastman Kodak Co. (d)	10,458,400	96,008
Pool Corp. (d)	910,498	15,852
		131,171
Media - 2.8%
Cinemark Holdings, Inc.	4,383,577	36,340
Discovery Communications, Inc. Class C (a)	216,700	2,886
Informa PLC	2,364,600	8,010
Lamar Advertising Co. Class A (a)(d)	1,399,301	21,227
Live Nation, Inc. (a)	1,827,962	20,565
Omnicom Group, Inc.	1,311,100	38,730
Regal Entertainment Group Class A (d)	3,859,438	49,555
Scripps Networks Interactive, Inc. Class A	3,794,876	107,774
Virgin Media, Inc.	2,515,758	14,491
WPP Group PLC	2,384,500	14,262
		313,840
Multiline Retail - 0.2%
Macy's, Inc.	2,330,080	28,637
Specialty Retail - 4.7%
Advance Auto Parts, Inc.	931,700	29,069
AnnTaylor Stores Corp. (a)	2,602,640	32,715
Asbury Automotive Group, Inc. (e)	2,073,233	6,738
AutoNation, Inc. (a)(d)	1,626,000	11,171
AutoZone, Inc. (a)	754,400	96,028
Group 1 Automotive, Inc. (d)(e)	1,549,900	15,576
OfficeMax, Inc. (e)	4,518,960	36,378
PetSmart, Inc. (d)	5,270,133	103,769
Pier 1 Imports, Inc. (a)(e)	5,330,600	7,356
Sherwin-Williams Co.	860,300	48,960
Staples, Inc.	3,555,233	69,078
Talbots, Inc. (d)	459,300	4,506
The Men's Wearhouse, Inc.	792,100	12,111
Williams-Sonoma, Inc. (e)	7,237,049	59,923
		533,378
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.7%
Liz Claiborne, Inc. (e)	6,188,500	$ 50,436
VF Corp.	422,900	23,302
		73,738
TOTAL CONSUMER DISCRETIONARY		2,339,323
CONSUMER STAPLES - 5.0%
Beverages - 0.5%
Carlsberg AS:
Series A	271,000	12,749
Series B	251,200	9,889
SABMiller PLC	1,758,100	27,922
		50,560
Food & Staples Retailing - 2.0%
Safeway, Inc.	628,600	13,370
SUPERVALU, Inc.	2,536,700	36,123
Sysco Corp.	5,980,300	156,684
Winn-Dixie Stores, Inc. (a)	1,334,956	20,051
		226,228
Food Products - 0.7%
Cermaq ASA	1,298,500	5,102
Leroy Seafood Group ASA	1,182,500	10,365
Marine Harvest ASA (a)(d)	56,214,000	9,080
Tyson Foods, Inc. Class A	6,301,400	55,074
		79,621
Household Products - 0.5%
Energizer Holdings, Inc. (a)	1,137,126	55,560
Personal Products - 1.3%
Avon Products, Inc.	5,980,200	148,488
TOTAL CONSUMER STAPLES		560,457
ENERGY - 6.9%
Energy Equipment & Services - 1.7%
BJ Services Co.	1,844,987	23,708
ENSCO International, Inc.	238,500	9,065
IHS, Inc. Class A (a)	420,900	14,896
Nabors Industries Ltd. (a)	986,340	14,184
National Oilwell Varco, Inc. (a)	1,382,539	41,324
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Smith International, Inc.	1,095,900	$ 37,787
Weatherford International Ltd. (a)	2,754,796	46,501
		187,465
Oil, Gas & Consumable Fuels - 5.2%
Boardwalk Pipeline Partners, LP	2,483,629	59,607
Cabot Oil & Gas Corp.	2,248,800	63,124
Canadian Natural Resources Ltd.	769,100	38,793
Chesapeake Energy Corp.	867,200	19,052
Copano Energy LLC	1,117,138	24,611
Energy Transfer Equity LP	1,423,946	29,191
EOG Resources, Inc.	829,300	67,107
EXCO Resources, Inc. (a)	2,347,800	21,576
Foundation Coal Holdings, Inc.	679,350	14,103
Hess Corp.	972,800	58,572
Petrohawk Energy Corp. (a)	1,377,700	26,107
Plains Exploration & Production Co. (a)	390,300	11,006
Southwestern Energy Co. (a)	554,400	19,748
Suncor Energy, Inc.	1,766,000	42,400
Ultra Petroleum Corp. (a)	1,328,355	61,835
Valero Energy Corp.	1,358,048	27,949
		584,781
TOTAL ENERGY		772,246
FINANCIALS - 19.2%
Capital Markets - 1.6%
Bank of New York Mellon Corp.	2,067,882	67,413
Fortress Investment Group LLC (d)	2,522,728	12,361
Janus Capital Group, Inc.	1,352,300	15,876
Legg Mason, Inc.	186,270	4,133
State Street Corp.	433,600	18,797
T. Rowe Price Group, Inc.	639,800	25,298
TD Ameritrade Holding Corp. (a)	2,642,250	35,116
		178,994
Commercial Banks - 4.5%
Associated Banc-Corp. (d)	1,605,258	35,412
Boston Private Financial Holdings, Inc.	1,345,826	11,897
Fifth Third Bancorp (d)	6,332,100	68,703
KeyCorp	6,332,400	77,445
Marshall & Ilsley Corp. (d)	1,029,300	18,558
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
PNC Financial Services Group, Inc.	748,000	$ 49,869
Prosperity Bancshares, Inc.	271,000	9,000
Regions Financial Corp.	975,500	10,818
Sterling Financial Corp., Washington	491,685	4,174
Susquehanna Bancshares, Inc., Pennsylvania	1,038,525	16,087
U.S. Bancorp, Delaware	1,464,800	43,666
UCBH Holdings, Inc. (d)	1,910,823	10,089
Wachovia Corp.	3,010,734	19,299
Zions Bancorp (d)	3,342,160	127,370
		502,387
Consumer Finance - 1.5%
American Express Co.	270,900	7,450
Capital One Financial Corp. (d)	3,385,900	132,456
Discover Financial Services	2,449,203	30,003
		169,909
Diversified Financial Services - 2.6%
Bank of America Corp.	5,218,560	126,133
CIT Group, Inc. (d)	4,587,964	18,994
JPMorgan Chase & Co.	3,559,400	146,825
KKR Financial Holdings LLC	1,330,080	5,134
		297,086
Insurance - 2.7%
Everest Re Group Ltd.	325,045	24,281
Loews Corp.	804,241	26,709
Maiden Holdings Ltd. (f)	833,900	3,769
Marsh & McLennan Companies, Inc.	4,119,651	120,788
MBIA, Inc. (d)	2,013,100	19,789
PartnerRe Ltd.	433,400	29,337
Principal Financial Group, Inc.	560,800	10,650
Willis Group Holdings Ltd.	1,577,500	41,394
XL Capital Ltd. Class A	2,879,900	27,935
		304,652
Real Estate Investment Trusts - 4.1%
Alexandria Real Estate Equities, Inc.	490,900	34,127
Annaly Capital Management, Inc.	433,600	6,027
Camden Property Trust (SBI)	715,900	24,133
CapitalSource, Inc.	3,749,247	27,744
Corporate Office Properties Trust (SBI)	98,500	3,062
Developers Diversified Realty Corp.	1,426,118	18,782
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Digital Realty Trust, Inc.	1,433,092	$ 47,980
General Growth Properties, Inc.	3,396,650	14,062
HCP, Inc.	2,390,500	71,548
Highwoods Properties, Inc. (SBI)	1,499,200	37,210
ProLogis Trust	2,747,583	38,466
SL Green Realty Corp.	520,300	21,873
Tanger Factory Outlet Centers, Inc.	541,990	19,604
Vornado Realty Trust	1,424,082	100,469
		465,087
Real Estate Management & Development - 0.7%
Brookfield Properties Corp.	2,504,900	25,274
CB Richard Ellis Group, Inc. Class A (a)(d)	5,370,323	37,646
The St. Joe Co. (a)(d)	481,600	14,891
		77,811
Thrifts & Mortgage Finance - 1.5%
Hudson City Bancorp, Inc.	3,700,000	69,597
MGIC Investment Corp. (d)	601,000	2,332
New York Community Bancorp, Inc. (d)	4,054,400	63,492
People's United Financial, Inc.	565,400	9,895
Washington Federal, Inc.	1,082,502	19,074
		164,390
TOTAL FINANCIALS		2,160,316
HEALTH CARE - 5.4%
Biotechnology - 0.8%
Cephalon, Inc. (a)(d)	912,800	65,466
Cubist Pharmaceuticals, Inc. (a)	932,009	23,664
Molecular Insight Pharmaceuticals, Inc. (a)(d)	161,043	805
		89,935
Health Care Equipment & Supplies - 0.3%
Boston Scientific Corp. (a)	866,800	7,827
Cooper Companies, Inc.	216,800	3,573
Hill-Rom Holdings, Inc. (d)	964,728	21,957
		33,357
Health Care Providers & Services - 3.0%
AmerisourceBergen Corp.	1,098,623	34,354
Brookdale Senior Living, Inc. (d)	2,455,148	21,163
Community Health Systems, Inc. (a)	3,370,600	69,097
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Emeritus Corp. (a)	1,039,226	$ 11,982
HealthSouth Corp. (a)(d)	3,324,023	41,683
McKesson Corp.	759,900	27,957
Quest Diagnostics, Inc.	390,100	18,257
Universal Health Services, Inc. Class B	2,306,880	96,981
VCA Antech, Inc. (a)	650,300	11,770
		333,244
Health Care Technology - 0.4%
IMS Health, Inc.	3,243,731	46,515
Pharmaceuticals - 0.9%
Alpharma, Inc. Class A (a)(d)	1,289,075	40,361
Barr Pharmaceuticals, Inc. (a)	656,965	42,217
Mylan, Inc. (a)(d)	635,300	5,445
Sepracor, Inc. (a)	821,800	10,946
		98,969
TOTAL HEALTH CARE		602,020
INDUSTRIALS - 12.5%
Aerospace & Defense - 0.6%
Heico Corp. Class A	1,093,972	30,708
Honeywell International, Inc.	1,064,100	32,402
		63,110
Air Freight & Logistics - 0.9%
United Parcel Service, Inc. Class B	1,952,700	103,064
Airlines - 0.2%
Delta Air Lines, Inc. (a)(d)	1,833,600	20,133
Building Products - 0.8%
Masco Corp.	6,168,700	62,612
Owens Corning (a)	1,950,985	30,689
		93,301
Commercial Services & Supplies - 3.2%
ACCO Brands Corp. (a)(e)	4,511,456	12,722
Allied Waste Industries, Inc. (a)	17,588,908	183,279
Consolidated Graphics, Inc. (a)(e)	808,914	10,524
R.R. Donnelley & Sons Co.	3,884,734	64,370
The Brink's Co.	1,725,017	83,646
		354,541
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - 0.6%
Chicago Bridge & Iron Co. NV (NY Shares)	535,800	$ 6,639
Dycom Industries, Inc. (a)(e)	4,096,900	36,380
URS Corp. (a)	761,047	22,367
		65,386
Electrical Equipment - 0.3%
Cooper Industries Ltd. Class A	897,599	27,781
Zumtobel AG	216,800	2,684
		30,465
Machinery - 3.7%
Albany International Corp. Class A	1,893,585	27,571
Briggs & Stratton Corp. (d)(e)	2,603,700	41,034
Cummins, Inc.	1,398,585	36,153
Deere & Co.	205,939	7,941
Eaton Corp.	778,750	34,732
Illinois Tool Works, Inc.	2,986,200	99,709
Ingersoll-Rand Co. Ltd. Class A	1,581,900	29,186
Navistar International Corp. (a)	899,600	27,096
Pentair, Inc.	3,301,700	91,259
Sulzer AG (Reg.)	293,108	17,301
Wabash National Corp.	1,355,987	8,190
		420,172
Marine - 0.0%
Alexander & Baldwin, Inc.	173,400	5,531
Professional Services - 0.4%
Manpower, Inc.	866,080	26,961
Monster Worldwide, Inc. (a)	1,040,100	14,811
		41,772
Road & Rail - 1.2%
Canadian National Railway Co.	912,100	39,576
Con-way, Inc. (e)	2,728,100	92,865
Ryder System, Inc.	162,500	6,438
		138,879
Trading Companies & Distributors - 0.4%
Beacon Roofing Supply, Inc. (a)(d)	1,287,500	17,613
W.W. Grainger, Inc.	336,100	26,407
		44,020
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Transportation Infrastructure - 0.2%
Macquarie Infrastructure Co. LLC (d)(e)	2,467,394	$ 25,044
TOTAL INDUSTRIALS		1,405,418
INFORMATION TECHNOLOGY - 15.6%
Communications Equipment - 0.6%
Corning, Inc.	1,735,100	18,791
Motorola, Inc.	8,122,700	43,619
Powerwave Technologies, Inc. (a)	2,717,817	2,582
		64,992
Computers & Peripherals - 1.1%
NCR Corp. (a)	3,755,920	68,658
NetApp, Inc. (a)	3,810,315	51,554
		120,212
Electronic Equipment & Components - 4.5%
Agilent Technologies, Inc. (a)	5,076,951	112,658
Arrow Electronics, Inc. (a)(e)	6,013,260	104,931
Avnet, Inc. (a)	6,459,004	108,124
Flextronics International Ltd. (a)	16,393,000	68,523
Itron, Inc. (a)	519,597	25,190
Tyco Electronics Ltd.	4,518,967	87,849
		507,275
Internet Software & Services - 0.9%
VeriSign, Inc. (a)	2,683,961	56,900
Yahoo!, Inc. (a)	3,973,500	50,940
		107,840
IT Services - 2.0%
Accenture Ltd. Class A	1,281,200	42,344
Lender Processing Services, Inc.	1,572,955	36,288
Satyam Computer Services Ltd. sponsored ADR	325,100	5,114
The Western Union Co.	5,670,300	86,529
Unisys Corp. (a)	8,864,549	13,474
Visa, Inc.	740,100	40,965
		224,714
Office Electronics - 1.1%
Xerox Corp.	15,141,910	121,438
Semiconductors & Semiconductor Equipment - 4.2%
Applied Materials, Inc.	5,725,400	73,915
ASML Holding NV (NY Shares)	3,416,866	59,966
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Fairchild Semiconductor International, Inc. (a)(e)	12,931,469	$ 73,451
Integrated Device Technology, Inc. (a)	2,512,473	15,979
Lam Research Corp. (a)	325,200	7,271
Maxim Integrated Products, Inc.	2,937,600	39,951
Micron Technology, Inc. (a)	1,842,700	8,679
MKS Instruments, Inc. (a)	1,698,970	31,516
National Semiconductor Corp.	8,674,300	114,241
Standard Microsystems Corp. (a)(d)(e)	1,348,232	24,282
Varian Semiconductor Equipment Associates, Inc. (a)	1,243,949	24,406
		473,657
Software - 1.2%
CA, Inc.	2,243,779	39,939
Electronic Arts, Inc. (a)	2,480,906	56,515
Fair Isaac Corp.	93,187	1,453
Misys PLC	5,741,518	10,279
Parametric Technology Corp. (a)	1,442,900	18,743
THQ, Inc. (a)	693,592	5,167
		132,096
TOTAL INFORMATION TECHNOLOGY		1,752,224
MATERIALS - 3.5%
Chemicals - 1.2%
Albemarle Corp.	1,531,051	37,281
Arkema sponsored ADR	435,800	9,936
Chemtura Corp.	11,256,977	19,475
FMC Corp.	195,100	8,495
Georgia Gulf Corp.	554,283	1,275
H.B. Fuller Co.	1,591,724	28,126
Lubrizol Corp.	216,700	8,144
Solutia, Inc. (a)	985,378	9,499
W.R. Grace & Co. (a)	1,474,145	13,282
		135,513
Construction Materials - 0.1%
Vulcan Materials Co.	162,500	8,821
Containers & Packaging - 1.4%
Ball Corp.	1,521,290	52,028
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - continued
Owens-Illinois, Inc. (a)	3,433,254	$ 78,553
Rock-Tenn Co. Class A	719,311	21,874
		152,455
Metals & Mining - 0.8%
Alcoa, Inc. (d)	2,515,240	28,950
Barrick Gold Corp.	695,500	15,896
Eldorado Gold Corp. (a)	846,400	3,496
Goldcorp, Inc.	195,100	3,647
Lihir Gold Ltd. (a)	6,169,928	7,695
Newcrest Mining Ltd.	954,136	13,109
Newmont Mining Corp.	320,386	8,439
Randgold Resources Ltd. sponsored ADR	481,466	14,930
		96,162
TOTAL MATERIALS		392,951
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.7%
Cincinnati Bell, Inc. (a)	6,247,695	14,932
Qwest Communications International, Inc.	19,843,584	56,753
Telefonica SA	119,200	2,207
Telenor ASA	216,800	1,294
Vimpel Communications sponsored ADR	162,600	2,358
		77,544
Wireless Telecommunication Services - 0.2%
Sprint Nextel Corp.	7,547,600	23,624
TOTAL TELECOMMUNICATION SERVICES		101,168
UTILITIES - 7.7%
Electric Utilities - 5.5%
Allegheny Energy, Inc.	3,156,163	95,158
American Electric Power Co., Inc.	1,611,500	52,583
Edison International	2,055,280	73,147
Entergy Corp.	1,369,460	106,886
Exelon Corp.	687,650	37,298
FirstEnergy Corp.	1,437,400	74,975
FPL Group, Inc.	1,261,600	59,598
PPL Corp.	3,635,732	119,325
		618,970
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 1.4%
AES Corp. (a)	3,282,100	$ 26,158
Constellation Energy Group, Inc.	948,959	22,974
NRG Energy, Inc. (a)(d)	3,572,000	83,049
Reliant Energy, Inc. (a)	5,082,983	26,686
		158,867
Multi-Utilities - 0.8%
CMS Energy Corp.	1,845,600	18,917
Public Service Enterprise Group, Inc.	2,657,200	74,800
		93,717
TOTAL UTILITIES		871,554
TOTAL COMMON STOCKS (Cost $17,548,926)		10,957,677
Preferred Stocks - 1.0%

Convertible Preferred Stocks - 0.9%
FINANCIALS - 0.8%
Capital Markets - 0.1%
Legg Mason, Inc. 7.00%	446,200	9,964
Commercial Banks - 0.6%
Fifth Third Bancorp 8.50%	185,600	18,605
Huntington Bancshares, Inc. 8.50%	44,300	40,756
KeyCorp Series A, 7.75%	46,300	4,445
UCBH Holdings, Inc. Series B, 8.50%	7,300	9,101
		72,907
Diversified Financial Services - 0.1%
CIT Group, Inc. Series C, 8.75%	615,800	12,870
TOTAL FINANCIALS		95,741
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Mylan, Inc. 6.50%	16,800	9,570
TOTAL CONVERTIBLE PREFERRED STOCKS		105,311
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Fiat SpA	1,191,051	$ 5,309
TOTAL PREFERRED STOCKS (Cost $144,420)		110,620
Investment Companies - 0.2%

Ares Capital Corp. (Cost $48,513)	2,914,585	22,909
Convertible Bonds - 0.2%
Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Ford Motor Co. 4.25% 12/15/36(Cost $57,336)	$ 84,740	23,210
Money Market Funds - 5.6%
	Shares
Fidelity Cash Central Fund, 1.81% (b)	106,291,994	106,292
Fidelity Securities Lending Cash Central Fund, 2.67% (b)(c)	528,135,610	528,136
TOTAL MONEY MARKET FUNDS (Cost $634,428)		634,428
TOTAL INVESTMENT PORTFOLIO - 104.5% (Cost $18,433,623)		11,748,844
NET OTHER ASSETS - (4.5)%		(505,650)
NET ASSETS - 100%		$ 11,243,194
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,769,000 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 7,086
Fidelity Securities Lending Cash Central Fund	15,842
Total	$ 22,928
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ACCO Brands Corp.	$ 67,487	$ 20,059	$ -	$ -	$ 12,722
Alpharma, Inc. Class A	69,563	-	75,765	-	-
Ares Capital Corp.	32,105	35,864	20,422	4,545	-
Arrow Electronics, Inc.	144,628	75,487	-	-	104,931
Asbury Automotive Group, Inc.	38,002	-	-	1,866	6,738
Briggs & Stratton Corp.	58,609	-	-	2,291	41,034
Brunswick Corp.	124,160	-	-	3,339	19,311
Con-way, Inc.	75,603	39,841	-	976	92,865
Consolidated Graphics, Inc.	-	39,153	-	-	10,524
Cott Corp.	26,523	-	9,888	-	-
Dycom Industries, Inc.	110,347	2,858	-	-	36,380
Ethan Allen Interiors, Inc.	63,888	21,135	-	2,406	50,456
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fairchild Semiconductor International, Inc.	$ 154,421	$ 63,939	$ -	$ -	$ 73,451
Foundation Coal Holdings, Inc.	105,348	5,073	136,734	380	-
Group 1 Automotive, Inc.	48,124	-	-	868	15,576
Intermec, Inc.	145,508	-	125,925	-	-
Liz Claiborne, Inc.	152,323	13,341	-	1,290	50,436
Macquarie Infrastructure Co. LLC	37,909	40,520	-	3,334	25,044
MGI Pharma, Inc.	137,620	-	163,711	-	-
OfficeMax, Inc.	122,042	15,351	-	2,653	36,378
Pier 1 Imports, Inc.	-	24,206	-	-	7,356
Polaris Industries, Inc.	96,993	-	86,699	1,499	-
Standard Microsystems Corp.	52,581	-	-	-	24,282
The Brink's Co.	207,248	-	108,689	1,119	-
Williams-Sonoma, Inc.	136,453	61,468	-	2,924	59,923
Winnebago Industries, Inc.	61,106	6,112	-	1,138	17,252
Total	$ 2,268,591	$ 464,407	$ 727,833	$ 30,628	$ 684,659
Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $155,175,000 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2008

Assets
Investment in securities, at value (including securities loaned of $532,213) - See accompanying schedule: Unaffiliated issuers (cost $15,855,461)	$ 10,429,757
Fidelity Central Funds (cost $634,428)	634,428
Other affiliated issuers (cost $1,943,734)	684,659
Total Investments (cost $18,433,623)		$ 11,748,844
Cash		338
Receivable for investments sold		39,090
Receivable for fund shares sold		17,606
Dividends receivable		13,324
Interest receivable		1,351
Distributions receivable from Fidelity Central Funds		2,180
Prepaid expenses		6
Other receivables		314
Total assets		11,823,053

Liabilities
Payable for investments purchased	$ 29,934
Payable for fund shares redeemed	14,579
Accrued management fee	3,563
Other affiliated payables	3,229
Other payables and accrued expenses	418
Collateral on securities loaned, at value	528,136
Total liabilities		579,859

Net Assets		$ 11,243,194
Net Assets consist of:
Paid in capital		$ 17,923,507
Undistributed net investment income		168,944
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(164,450)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(6,684,807)
Net Assets		$ 11,243,194

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	October 31, 2008

Value: Net Asset Value, offering price and redemption price per share ($11,066,193 ÷ 252,747 shares)	$ 43.78

Class K: Net Asset Value, offering price and redemption price per share ($177,001 ÷ 4,039 shares)	$ 43.82

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended October 31, 2008

Investment Income
Dividends (including $30,628 earned from other affiliated issuers)		$ 310,311
Interest		725
Income from Fidelity Central Funds		22,928
Total income		333,964

Expenses
Management fee Basic fee	$ 100,741
Performance adjustment	(6,131)
Transfer agent fees	39,101
Accounting and security lending fees	1,786
Custodian fees and expenses	332
Independent trustees' compensation	82
Depreciation in deferred trustee compensation account	(3)
Registration fees	191
Audit	112
Legal	100
Interest	10
Miscellaneous	689
Total expenses before reductions	137,010
Expense reductions	(785)	136,225
Net investment income (loss)		197,739
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(291,023)
Other affiliated issuers	113,163
Investments not meeting investment restrictions	(679)
Foreign currency transactions	(249)
Payment from investment advisor for loss on investment not meeting investment restrictions	679
Total net realized gain (loss)		(178,109)
Change in net unrealized appreciation (depreciation) on: Investment securities	(10,166,949)
Assets and liabilities in foreign currencies	(27)
Total change in net unrealized appreciation (depreciation)		(10,166,976)
Net gain (loss)		(10,345,085)
Net increase (decrease) in net assets resulting from operations		$ (10,147,346)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2008	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 197,739	$ 154,774
Net realized gain (loss)	(178,109)	1,959,508
Change in net unrealized appreciation (depreciation)	(10,166,976)	756,679
Net increase (decrease) in net assets resulting from operations	(10,147,346)	2,870,961
Distributions to shareholders from net investment income	(140,083)	(115,709)
Distributions to shareholders from net realized gain	(1,773,556)	(1,258,330)
Total distributions	(1,913,639)	(1,374,039)
Share transactions - net increase (decrease)	746,104	3,908,247
Total increase (decrease) in net assets	(11,314,881)	5,405,169

Net Assets
Beginning of period	22,558,075	17,152,906
End of period (including undistributed net investment income of $168,944 and undistributed net investment income of $133,707, respectively)	$ 11,243,194	$ 22,558,075

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Value

Years ended October 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 89.60	$ 83.82	$ 75.61	$ 68.71	$ 57.91
Income from Investment Operations
Net investment income (loss) B	.75	.64	.61	.43	.24
Net realized and unrealized gain (loss)	(38.92)	11.79	13.17	10.34	10.84
Total from investment operations	(38.17)	12.43	13.78	10.77	11.08
Distributions from net investment income	(.56)	(.56)	(.43)	(.16)	(.23)
Distributions from net realized gain	(7.09)	(6.09)	(5.14)	(3.71)	(.05)
Total distributions	(7.65)	(6.65)	(5.57)	(3.87)	(.28)
Net asset value, end of period	$ 43.78	$ 89.60	$ 83.82	$ 75.61	$ 68.71
Total Return A	(46.34)%	15.82%	19.01%	16.13%	19.21%
Ratios to Average Net Assets C, E
Expenses before reductions	.76%	.70%	.67%	.73%	.95%
Expenses net of fee waivers, if any	.76%	.70%	.67%	.73%	.95%
Expenses net of all reductions	.76%	.69%	.66%	.72%	.93%
Net investment income (loss)	1.10%	.74%	.76%	.58%	.37%
Supplemental Data
Net assets, end of period (in millions)	$ 11,066	$ 22,558	$ 17,153	$ 13,040	$ 8,902
Portfolio turnover rate D	50%	44%	36%	29%	40%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Year ended October 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 72.61
Income from Investment Operations
Net investment income (loss) D	.25
Net realized and unrealized gain (loss)	(29.04)
Total from investment operations	(28.79)
Net asset value, end of period	$ 43.82
Total Return B, C	(39.65)%
Ratios to Average Net Assets E, H
Expenses before reductions	.60% A
Expenses net of fee waivers, if any	.60% A
Expenses net of all reductions	.60% A
Net investment income (loss)	1.17% A
Supplemental Data
Net assets, end of period (in millions)	$ 177
Portfolio turnover rate F	50%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2008

(Amounts in thousands except ratios)

1. Organization.

Fidelity Value Fund (the Fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. On January 17, 2008, the Board of Trustees of the Fund approved the creation of an additional class of shares. The Fund commenced sale of Class K shares and the existing class was designated Value on May 9, 2008. The fund offers Value and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Annual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS). Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 439,394
Unrealized depreciation	(7,133,425)
Net unrealized appreciation (depreciation)	(6,694,031)
Capital loss carryforward	(155,175)

Cost for federal income tax purposes	$ 18,442,875

The tax character of distributions paid was as follows:

	October 31, 2008	October 31, 2007
Ordinary Income	$ 140,083	$ 115,709
Long-term Capital Gains	1,773,556	1,258,330
Total	$ 1,913,639	$ 1,374,039

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $9,027,841 and $10,019,737, respectively.

The Fund realized a loss on the sale of an investment not meeting the investment restrictions of the Fund. The loss was fully reimbursed by the Fund's investment advisor.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Value as compared to an appropriate benchmark index. For the period, the

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

total annual management fee rate, including the performance adjustment, was .53% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of Value and asset-based fees of .05% of average net assets for Class K. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the transfer agent for Value shares. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Value	$ 39,093.22
Class K	8	.05*
Total	$ 39,101

* Annualized

Accounting and Security Lending Fees. FSC, an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $115 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 41,662	4.50%	$ 10

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $37 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $15,842.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Value's operating expenses. During the period, this reimbursement reduced the class' expenses by $13.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $153 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized

Annual Report

9. Expense Reductions - continued

as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $16. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Value	$ 603

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 30% of the total outstanding shares of the fund.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $564, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2008	2007
From net investment income
Value	$ 140,083	$ 115,709
From net realized gain
Value	$ 1,773,556	$ 1,258,330

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2008 A	2007	2008 A	2007
Value
Shares sold	55,280	78,675	$ 3,772,797	$ 6,749,376
Conversion to Class K	(4,127)	-	(218,559)	-
Reinvestment of distributions	23,834	16,752	1,855,500	1,333,929
Shares redeemed	(73,997)	(48,316)	(4,878,232)	(4,175,058)
Net increase (decrease)	990	47,111	$ 531,506	$ 3,908,247
Class K
Shares sold	77	-	$ 3,716	$ -
Conversion from Value	4,125	-	218,559	-
Shares redeemed	(163)	-	(7,677)	-
Net increase (decrease)	4,039	-	$ 214,598	$ -

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Capital Trust and the Shareholders of Fidelity Value Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Value Fund (a fund of Fidelity Capital Trust) at October 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Value Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 23, 2008

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 220 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 379 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1978

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (60)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Alan J. Lacy (55)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Ned C. Lautenbach (64)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (64)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-
2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (64)

Year of Election or Appointment: 2005

Ms. Small is a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College and as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy. In addition, she served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (69)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President (1993-2000; 2002-
2003), CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, he is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (59)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (58)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Advisory Board Member and Executive Officers**:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (39)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-
2004).

Walter C. Donovan (46)

Year of Election or Appointment: 2007

Vice President of Fidelity's Equity Funds. Mr. Donovan also serves as President of FMR and FMR Co., Inc., and Executive Vice President of Fidelity Investments Money Management, Inc. (2007-present). Previously, Mr. Donovan served as Executive Vice President of FMR and FMR Co., Inc. (2005-2007) and Senior Vice President of FMR (2003-2005) and FMR Co., Inc. (2004-2005).

Bruce T. Herring (43)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Group Chief Investments Officer of FMR. Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds.

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

John B. McGinty, Jr. (46)

Year of Election or Appointment: 2008

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. McGinty is an employee of Fidelity Investments (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Kenneth A. Rathgeber (61)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present).

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)
Year of Election or Appointment: 2004 Assistant Treasurer of the Fidelity funds. Mr. Lydecker is an employee of Fidelity Investments.
Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

A total of 0.31% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	23,119,124,829.71	94.630
Withheld	1,311,945,572.61	5.370
TOTAL	24,431,070,402.32	100.000
Dennis J. Dirks
Affirmative	23,264,895,678.33	95.227
Withheld	1,166,174,723.99	4.773
TOTAL	24,431,070,402.32	100.000
Edward C. Johnson 3d
Affirmative	23,048,702,160.33	94.342
Withheld	1,382,368,241.99	5.658
TOTAL	24,431,070,402.32	100.000
Alan J. Lacy
Affirmative	23,227,703,560.69	95.074
Withheld	1,203,366,841.63	4.926
TOTAL	24,431,070,402.32	100.000
Ned C. Lautenbach
Affirmative	23,204,734,087.83	94.980
Withheld	1,226,336,314.49	5.020
TOTAL	24,431,070,402.32	100.000
Joseph Mauriello
Affirmative	23,241,851,999.48	95.132
Withheld	1,189,218,402.84	4.868
TOTAL	24,431,070,402.32	100.000
Cornelia M. Small
Affirmative	23,238,535,444.69	95.119
Withheld	1,192,534,957.63	4.881
TOTAL	24,431,070,402.32	100.000
William S. Stavropoulos
Affirmative	23,115,529,078.86	94.615
Withheld	1,315,541,323.46	5.385
TOTAL	24,431,070,402.32	100.000
	# of Votes	% of Votes
David M. Thomas
Affirmative	23,252,717,495.51	95.177
Withheld	1,178,352,906.81	4.823
TOTAL	24,431,070,402.32	100.000
Michael E. Wiley
Affirmative	23,205,390,737.79	94.983
Withheld	1,225,679,664.53	5.017
TOTAL	24,431,070,402.32	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	18,156,725,598.66	74.318
Against	4,525,430,963.48	18.523
Abstain	1,194,721,132.34	4.890
Broker Non-Votes	554,192,707.84	2.269
TOTAL	24,431,070,402.32	100.000
PROPOSAL 4

For Fidelity Value Fund, a shareholder proposal concerning "oversight procedures to screen out investments in companies that, in the judgement of the Board, substantially contribute to genocide, patterns of extraordinary and egregious violations of human rights, or crimes against humanity."

	# of Votes	% of Votes
Affirmative	2,774,086,002.08	26.226
Against	6,910,167,072.69	65.327
Abstain	615,747,310.51	5.822
Broker Non-Votes	277,754,578.20	2.625
TOTAL	10,577,754,963.48	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Value Fund

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (Japan) Inc. and Fidelity Management & Research (Hong Kong) Limited, as well as amendments to the fund's agreement with Fidelity Management & Research (U.K.) Inc.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board further considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. (The fund did not offer Class K as of December 31, 2007.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Value Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the second quartile for the one-year period and the first quartile for the three- and five-year periods. The Board also stated that the investment performance of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Annual Report

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how the fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Value Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Furthermore, the Board considered that shareholders approved a prospective change in the index used to calculate the fund's performance adjustment, beginning December 1, 2002. The Board also considered that, because the performance adjustment is based on a rolling 36-month measurement period, during a transition period the fund's performance is compared to a blended index return that reflects the performance of the former index for the portion of the measurement period prior to December 1, 2002 and the performance of the current index for the remainder of the measurement period. The Board noted that the fund's performance adjustments for 2003 through 2005 shown in the chart above reflect the effect of using the blended index return to calculate the fund's performance adjustment.

In connection with the renewal of the fund's management contract, the Board also approved non-material amendments to the fund's management contract to clarify certain provisions regarding the calculation of the fund's performance adjustment.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Annual Report

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked below its competitive median for 2007.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures and rationale for recommending different fees among categories of funds; and (vi) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

VAL-UANN-1208
1.784783.105

Fidelity®

Value

Fund -
Class K

Annual Report

October 31, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Turmoil has been the watchword for the world's securities markets in 2008, with domestic and international stocks down sharply amid the global credit squeeze. A flight to quality boosted returns for U.S. Treasuries, one of the few asset classes with positive results heading into the latter stages of the year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2008	Past 1 year	Past 5 years	Past 10 years
Class K A	-46.29%	0.49%	4.78%

A The initial offering of Class K shares took place on May 9, 2008. Returns prior to May 9, 2008 are those of Value, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Value® - Class K on October 31, 1998. The chart shows how the value of your investment would have changed, and also shows how the Russell Midcap® Value Index performed over the same period. The initial offering of Class K took place on May 9, 2008. See above for additional information regarding the performance of Class K.

Annual Report

Management's Discussion of Fund Performance

Comments from Richard Fentin, Portfolio Manager of Fidelity® Value Fund

The U.S. equity markets quaked under the rising pressure of a global credit crisis during the 12 months ending October 31, 2008. As home values sunk, credit availability decreased and liquidity became increasingly scarce, the Standard & Poor's 500SM Index fell 36.10%. All 10 sectors in the S&P 500® were negative, led by a roughly 52% decline in financials. Information technology and materials both fell more than 40%, while the historically defensive consumer staples and health care sectors performed the best, dropping slightly more than 11% and 23%, respectively. In the last two months of the period, the U.S. economy took a turn for the worse, as several large financial institutions went bankrupt, were forced into acquisitions or were taken over by the U.S. government. The Federal Reserve Board facilitated many of these and other transactions, and also lowered the federal funds target rate twice in October, on top of the other rate cuts during the year, leaving it at 1.00%. The markets continued to perform erratically, however, and the U.S. unemployment rate reached a 14-year high in the last month of the period. The Dow Jones Industrial AverageSM declined 31.24% for the 12-month period - including its worst single-day point loss in September - while the technology-heavy NASDAQ Composite® Index dropped 39.35%.

During the year, the fund's Class K shares underperformed the 38.83% loss of the Russell Midcap® Value Index. (For specific class-level returns, please see the performance section of this report.) Financial stocks were a big factor behind the fund's relative underper-formance, including out-of-index holdings in housing lenders Fannie Mae and Freddie Mac, banking giant Wachovia, insurer American International Group (AIG) and investment banking firm Lehman Brothers. Early on, underweighting oil producer Hess was costly, while owning non-index refiner Valero Energy hurt when high input prices squeezed its profit margins. In materials, not owning U.S. Steel detracted. Underweighting utilities, along with some weak picks in that sector, were negatives, as was a holding in upscale retailer Williams-Sonoma. On the positive side, the fund's cash position was a significant contributor, as were my choices within health care, including non-index drug maker Alpharma. In the beleaguered financials area, underweighting insurers XL Capital and Genworth Financial and not owning banking firm Washington Mutual provided a boost, while an out-of-index stake in JPMorgan Chase held up well. Elsewhere, underweighting Ford paid off when the auto industry came under pressure. A number of these stocks were not held at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2008 to October 31, 2008) for Value and for the entire period (May 9, 2008 to October 31, 2008) for Class K. The hypothetical expense Example is based on an investment of $1,000 invested for the one half year period (May 1, 2008 to October 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value October 31, 2008	Expenses Paid During Period
Value	.74%
Actual		$ 1,000.00	$ 608.00	$ 2.99 B
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.76 C
Class K	.60%
Actual		$ 1,000.00	$ 603.50	$ 2.31 B
HypotheticalA		$ 1,000.00	$ 1,022.12	$ 3.05 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio (shown in the table above); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period) for Value and multiplied by 176/366 (to reflect the period May 9, 2008 to October 31, 2008) for Class K.

C Hypothetical expenses are equal to each Class' annualized expense ratio (shown in the table above); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Allied Waste Industries, Inc.	1.6	1.2
Sysco Corp.	1.4	0.9
Avon Products, Inc.	1.3	1.2
JPMorgan Chase & Co.	1.3	0.8
Capital One Financial Corp.	1.2	0.7
Zions Bancorp	1.1	0.5
Bank of America Corp.	1.1	0.5
H&R Block, Inc.	1.1	0.6
Xerox Corp.	1.1	1.1
Marsh & McLennan Companies, Inc.	1.1	0.6
	12.3
Top Five Market Sectors as of October 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	21.1	19.5
Financials	20.0	18.5
Information Technology	15.6	15.9
Industrials	12.5	10.9
Utilities	7.7	8.1
Asset Allocation (% of fund's net assets)
As of October 31, 2008 *		As of April 30, 2008 **
	Stocks and Investment Companies 97.8%		Stocks and Investment Companies 98.6%
	Convertible Securities 1.1%		Convertible Securities 0.6%
	Short-Term Investments and Net Other Assets 1.1%		Short-Term Investments and Net Other Assets 0.8%
* Foreign investments	9.0%	** Foreign investments	9.4%

Annual Report

Investments October 31, 2008

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 20.8%
Auto Components - 1.1%
ArvinMeritor, Inc. (d)	1,503,889	$ 8,903
Gentex Corp.	1,220,560	11,705
Johnson Controls, Inc.	2,954,477	52,383
The Goodyear Tire & Rubber Co. (a)	6,097,500	54,390
		127,381
Automobiles - 0.8%
Bayerische Motoren Werke AG (BMW)	159,181	4,130
Fiat SpA	719,400	5,718
Harley-Davidson, Inc.	943,000	23,085
Nissan Motor Co. Ltd.	2,913,684	14,470
Renault SA	778,245	23,851
Winnebago Industries, Inc. (d)(e)	2,904,451	17,252
		88,506
Diversified Consumer Services - 1.5%
H&R Block, Inc.	6,230,600	122,867
Hillenbrand, Inc.	1,361,260	25,864
Regis Corp.	303,400	3,753
Service Corp. International	1,849,100	12,759
		165,243
Hotels, Restaurants & Leisure - 2.2%
Brinker International, Inc.	4,837,100	44,985
Carnival Corp. unit	2,910,000	73,914
Penn National Gaming, Inc. (a)	1,063,717	20,487
Royal Caribbean Cruises Ltd.	4,627,320	62,746
Starwood Hotels & Resorts Worldwide, Inc.	574,250	12,944
Vail Resorts, Inc. (a)(d)	574,500	19,108
WMS Industries, Inc. (a)(d)	636,200	15,905
		250,089
Household Durables - 5.6%
Black & Decker Corp.	2,197,336	111,229
Centex Corp.	3,613,400	44,264
Ethan Allen Interiors, Inc. (d)(e)	2,820,354	50,456
Jarden Corp. (a)(d)	2,297,960	40,904
KB Home	773,900	12,916
La-Z-Boy, Inc. (d)	1,642,300	9,492
Leggett & Platt, Inc. (d)	5,285,050	91,748
Newell Rubbermaid, Inc.	2,459,469	33,818
Pulte Homes, Inc.	2,167,800	24,149
Sealy Corp., Inc. (d)	3,681,144	11,890
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Tempur-Pedic International, Inc. (d)	1,712,500	$ 13,375
The Stanley Works	3,188,900	104,405
Whirlpool Corp. (d)	1,686,900	78,694
		627,340
Leisure Equipment & Products - 1.2%
Brunswick Corp. (e)	5,565,208	19,311
Eastman Kodak Co. (d)	10,458,400	96,008
Pool Corp. (d)	910,498	15,852
		131,171
Media - 2.8%
Cinemark Holdings, Inc.	4,383,577	36,340
Discovery Communications, Inc. Class C (a)	216,700	2,886
Informa PLC	2,364,600	8,010
Lamar Advertising Co. Class A (a)(d)	1,399,301	21,227
Live Nation, Inc. (a)	1,827,962	20,565
Omnicom Group, Inc.	1,311,100	38,730
Regal Entertainment Group Class A (d)	3,859,438	49,555
Scripps Networks Interactive, Inc. Class A	3,794,876	107,774
Virgin Media, Inc.	2,515,758	14,491
WPP Group PLC	2,384,500	14,262
		313,840
Multiline Retail - 0.2%
Macy's, Inc.	2,330,080	28,637
Specialty Retail - 4.7%
Advance Auto Parts, Inc.	931,700	29,069
AnnTaylor Stores Corp. (a)	2,602,640	32,715
Asbury Automotive Group, Inc. (e)	2,073,233	6,738
AutoNation, Inc. (a)(d)	1,626,000	11,171
AutoZone, Inc. (a)	754,400	96,028
Group 1 Automotive, Inc. (d)(e)	1,549,900	15,576
OfficeMax, Inc. (e)	4,518,960	36,378
PetSmart, Inc. (d)	5,270,133	103,769
Pier 1 Imports, Inc. (a)(e)	5,330,600	7,356
Sherwin-Williams Co.	860,300	48,960
Staples, Inc.	3,555,233	69,078
Talbots, Inc. (d)	459,300	4,506
The Men's Wearhouse, Inc.	792,100	12,111
Williams-Sonoma, Inc. (e)	7,237,049	59,923
		533,378
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.7%
Liz Claiborne, Inc. (e)	6,188,500	$ 50,436
VF Corp.	422,900	23,302
		73,738
TOTAL CONSUMER DISCRETIONARY		2,339,323
CONSUMER STAPLES - 5.0%
Beverages - 0.5%
Carlsberg AS:
Series A	271,000	12,749
Series B	251,200	9,889
SABMiller PLC	1,758,100	27,922
		50,560
Food & Staples Retailing - 2.0%
Safeway, Inc.	628,600	13,370
SUPERVALU, Inc.	2,536,700	36,123
Sysco Corp.	5,980,300	156,684
Winn-Dixie Stores, Inc. (a)	1,334,956	20,051
		226,228
Food Products - 0.7%
Cermaq ASA	1,298,500	5,102
Leroy Seafood Group ASA	1,182,500	10,365
Marine Harvest ASA (a)(d)	56,214,000	9,080
Tyson Foods, Inc. Class A	6,301,400	55,074
		79,621
Household Products - 0.5%
Energizer Holdings, Inc. (a)	1,137,126	55,560
Personal Products - 1.3%
Avon Products, Inc.	5,980,200	148,488
TOTAL CONSUMER STAPLES		560,457
ENERGY - 6.9%
Energy Equipment & Services - 1.7%
BJ Services Co.	1,844,987	23,708
ENSCO International, Inc.	238,500	9,065
IHS, Inc. Class A (a)	420,900	14,896
Nabors Industries Ltd. (a)	986,340	14,184
National Oilwell Varco, Inc. (a)	1,382,539	41,324
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Smith International, Inc.	1,095,900	$ 37,787
Weatherford International Ltd. (a)	2,754,796	46,501
		187,465
Oil, Gas & Consumable Fuels - 5.2%
Boardwalk Pipeline Partners, LP	2,483,629	59,607
Cabot Oil & Gas Corp.	2,248,800	63,124
Canadian Natural Resources Ltd.	769,100	38,793
Chesapeake Energy Corp.	867,200	19,052
Copano Energy LLC	1,117,138	24,611
Energy Transfer Equity LP	1,423,946	29,191
EOG Resources, Inc.	829,300	67,107
EXCO Resources, Inc. (a)	2,347,800	21,576
Foundation Coal Holdings, Inc.	679,350	14,103
Hess Corp.	972,800	58,572
Petrohawk Energy Corp. (a)	1,377,700	26,107
Plains Exploration & Production Co. (a)	390,300	11,006
Southwestern Energy Co. (a)	554,400	19,748
Suncor Energy, Inc.	1,766,000	42,400
Ultra Petroleum Corp. (a)	1,328,355	61,835
Valero Energy Corp.	1,358,048	27,949
		584,781
TOTAL ENERGY		772,246
FINANCIALS - 19.2%
Capital Markets - 1.6%
Bank of New York Mellon Corp.	2,067,882	67,413
Fortress Investment Group LLC (d)	2,522,728	12,361
Janus Capital Group, Inc.	1,352,300	15,876
Legg Mason, Inc.	186,270	4,133
State Street Corp.	433,600	18,797
T. Rowe Price Group, Inc.	639,800	25,298
TD Ameritrade Holding Corp. (a)	2,642,250	35,116
		178,994
Commercial Banks - 4.5%
Associated Banc-Corp. (d)	1,605,258	35,412
Boston Private Financial Holdings, Inc.	1,345,826	11,897
Fifth Third Bancorp (d)	6,332,100	68,703
KeyCorp	6,332,400	77,445
Marshall & Ilsley Corp. (d)	1,029,300	18,558
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
PNC Financial Services Group, Inc.	748,000	$ 49,869
Prosperity Bancshares, Inc.	271,000	9,000
Regions Financial Corp.	975,500	10,818
Sterling Financial Corp., Washington	491,685	4,174
Susquehanna Bancshares, Inc., Pennsylvania	1,038,525	16,087
U.S. Bancorp, Delaware	1,464,800	43,666
UCBH Holdings, Inc. (d)	1,910,823	10,089
Wachovia Corp.	3,010,734	19,299
Zions Bancorp (d)	3,342,160	127,370
		502,387
Consumer Finance - 1.5%
American Express Co.	270,900	7,450
Capital One Financial Corp. (d)	3,385,900	132,456
Discover Financial Services	2,449,203	30,003
		169,909
Diversified Financial Services - 2.6%
Bank of America Corp.	5,218,560	126,133
CIT Group, Inc. (d)	4,587,964	18,994
JPMorgan Chase & Co.	3,559,400	146,825
KKR Financial Holdings LLC	1,330,080	5,134
		297,086
Insurance - 2.7%
Everest Re Group Ltd.	325,045	24,281
Loews Corp.	804,241	26,709
Maiden Holdings Ltd. (f)	833,900	3,769
Marsh & McLennan Companies, Inc.	4,119,651	120,788
MBIA, Inc. (d)	2,013,100	19,789
PartnerRe Ltd.	433,400	29,337
Principal Financial Group, Inc.	560,800	10,650
Willis Group Holdings Ltd.	1,577,500	41,394
XL Capital Ltd. Class A	2,879,900	27,935
		304,652
Real Estate Investment Trusts - 4.1%
Alexandria Real Estate Equities, Inc.	490,900	34,127
Annaly Capital Management, Inc.	433,600	6,027
Camden Property Trust (SBI)	715,900	24,133
CapitalSource, Inc.	3,749,247	27,744
Corporate Office Properties Trust (SBI)	98,500	3,062
Developers Diversified Realty Corp.	1,426,118	18,782
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Digital Realty Trust, Inc.	1,433,092	$ 47,980
General Growth Properties, Inc.	3,396,650	14,062
HCP, Inc.	2,390,500	71,548
Highwoods Properties, Inc. (SBI)	1,499,200	37,210
ProLogis Trust	2,747,583	38,466
SL Green Realty Corp.	520,300	21,873
Tanger Factory Outlet Centers, Inc.	541,990	19,604
Vornado Realty Trust	1,424,082	100,469
		465,087
Real Estate Management & Development - 0.7%
Brookfield Properties Corp.	2,504,900	25,274
CB Richard Ellis Group, Inc. Class A (a)(d)	5,370,323	37,646
The St. Joe Co. (a)(d)	481,600	14,891
		77,811
Thrifts & Mortgage Finance - 1.5%
Hudson City Bancorp, Inc.	3,700,000	69,597
MGIC Investment Corp. (d)	601,000	2,332
New York Community Bancorp, Inc. (d)	4,054,400	63,492
People's United Financial, Inc.	565,400	9,895
Washington Federal, Inc.	1,082,502	19,074
		164,390
TOTAL FINANCIALS		2,160,316
HEALTH CARE - 5.4%
Biotechnology - 0.8%
Cephalon, Inc. (a)(d)	912,800	65,466
Cubist Pharmaceuticals, Inc. (a)	932,009	23,664
Molecular Insight Pharmaceuticals, Inc. (a)(d)	161,043	805
		89,935
Health Care Equipment & Supplies - 0.3%
Boston Scientific Corp. (a)	866,800	7,827
Cooper Companies, Inc.	216,800	3,573
Hill-Rom Holdings, Inc. (d)	964,728	21,957
		33,357
Health Care Providers & Services - 3.0%
AmerisourceBergen Corp.	1,098,623	34,354
Brookdale Senior Living, Inc. (d)	2,455,148	21,163
Community Health Systems, Inc. (a)	3,370,600	69,097
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Emeritus Corp. (a)	1,039,226	$ 11,982
HealthSouth Corp. (a)(d)	3,324,023	41,683
McKesson Corp.	759,900	27,957
Quest Diagnostics, Inc.	390,100	18,257
Universal Health Services, Inc. Class B	2,306,880	96,981
VCA Antech, Inc. (a)	650,300	11,770
		333,244
Health Care Technology - 0.4%
IMS Health, Inc.	3,243,731	46,515
Pharmaceuticals - 0.9%
Alpharma, Inc. Class A (a)(d)	1,289,075	40,361
Barr Pharmaceuticals, Inc. (a)	656,965	42,217
Mylan, Inc. (a)(d)	635,300	5,445
Sepracor, Inc. (a)	821,800	10,946
		98,969
TOTAL HEALTH CARE		602,020
INDUSTRIALS - 12.5%
Aerospace & Defense - 0.6%
Heico Corp. Class A	1,093,972	30,708
Honeywell International, Inc.	1,064,100	32,402
		63,110
Air Freight & Logistics - 0.9%
United Parcel Service, Inc. Class B	1,952,700	103,064
Airlines - 0.2%
Delta Air Lines, Inc. (a)(d)	1,833,600	20,133
Building Products - 0.8%
Masco Corp.	6,168,700	62,612
Owens Corning (a)	1,950,985	30,689
		93,301
Commercial Services & Supplies - 3.2%
ACCO Brands Corp. (a)(e)	4,511,456	12,722
Allied Waste Industries, Inc. (a)	17,588,908	183,279
Consolidated Graphics, Inc. (a)(e)	808,914	10,524
R.R. Donnelley & Sons Co.	3,884,734	64,370
The Brink's Co.	1,725,017	83,646
		354,541
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - 0.6%
Chicago Bridge & Iron Co. NV (NY Shares)	535,800	$ 6,639
Dycom Industries, Inc. (a)(e)	4,096,900	36,380
URS Corp. (a)	761,047	22,367
		65,386
Electrical Equipment - 0.3%
Cooper Industries Ltd. Class A	897,599	27,781
Zumtobel AG	216,800	2,684
		30,465
Machinery - 3.7%
Albany International Corp. Class A	1,893,585	27,571
Briggs & Stratton Corp. (d)(e)	2,603,700	41,034
Cummins, Inc.	1,398,585	36,153
Deere & Co.	205,939	7,941
Eaton Corp.	778,750	34,732
Illinois Tool Works, Inc.	2,986,200	99,709
Ingersoll-Rand Co. Ltd. Class A	1,581,900	29,186
Navistar International Corp. (a)	899,600	27,096
Pentair, Inc.	3,301,700	91,259
Sulzer AG (Reg.)	293,108	17,301
Wabash National Corp.	1,355,987	8,190
		420,172
Marine - 0.0%
Alexander & Baldwin, Inc.	173,400	5,531
Professional Services - 0.4%
Manpower, Inc.	866,080	26,961
Monster Worldwide, Inc. (a)	1,040,100	14,811
		41,772
Road & Rail - 1.2%
Canadian National Railway Co.	912,100	39,576
Con-way, Inc. (e)	2,728,100	92,865
Ryder System, Inc.	162,500	6,438
		138,879
Trading Companies & Distributors - 0.4%
Beacon Roofing Supply, Inc. (a)(d)	1,287,500	17,613
W.W. Grainger, Inc.	336,100	26,407
		44,020
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Transportation Infrastructure - 0.2%
Macquarie Infrastructure Co. LLC (d)(e)	2,467,394	$ 25,044
TOTAL INDUSTRIALS		1,405,418
INFORMATION TECHNOLOGY - 15.6%
Communications Equipment - 0.6%
Corning, Inc.	1,735,100	18,791
Motorola, Inc.	8,122,700	43,619
Powerwave Technologies, Inc. (a)	2,717,817	2,582
		64,992
Computers & Peripherals - 1.1%
NCR Corp. (a)	3,755,920	68,658
NetApp, Inc. (a)	3,810,315	51,554
		120,212
Electronic Equipment & Components - 4.5%
Agilent Technologies, Inc. (a)	5,076,951	112,658
Arrow Electronics, Inc. (a)(e)	6,013,260	104,931
Avnet, Inc. (a)	6,459,004	108,124
Flextronics International Ltd. (a)	16,393,000	68,523
Itron, Inc. (a)	519,597	25,190
Tyco Electronics Ltd.	4,518,967	87,849
		507,275
Internet Software & Services - 0.9%
VeriSign, Inc. (a)	2,683,961	56,900
Yahoo!, Inc. (a)	3,973,500	50,940
		107,840
IT Services - 2.0%
Accenture Ltd. Class A	1,281,200	42,344
Lender Processing Services, Inc.	1,572,955	36,288
Satyam Computer Services Ltd. sponsored ADR	325,100	5,114
The Western Union Co.	5,670,300	86,529
Unisys Corp. (a)	8,864,549	13,474
Visa, Inc.	740,100	40,965
		224,714
Office Electronics - 1.1%
Xerox Corp.	15,141,910	121,438
Semiconductors & Semiconductor Equipment - 4.2%
Applied Materials, Inc.	5,725,400	73,915
ASML Holding NV (NY Shares)	3,416,866	59,966
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Fairchild Semiconductor International, Inc. (a)(e)	12,931,469	$ 73,451
Integrated Device Technology, Inc. (a)	2,512,473	15,979
Lam Research Corp. (a)	325,200	7,271
Maxim Integrated Products, Inc.	2,937,600	39,951
Micron Technology, Inc. (a)	1,842,700	8,679
MKS Instruments, Inc. (a)	1,698,970	31,516
National Semiconductor Corp.	8,674,300	114,241
Standard Microsystems Corp. (a)(d)(e)	1,348,232	24,282
Varian Semiconductor Equipment Associates, Inc. (a)	1,243,949	24,406
		473,657
Software - 1.2%
CA, Inc.	2,243,779	39,939
Electronic Arts, Inc. (a)	2,480,906	56,515
Fair Isaac Corp.	93,187	1,453
Misys PLC	5,741,518	10,279
Parametric Technology Corp. (a)	1,442,900	18,743
THQ, Inc. (a)	693,592	5,167
		132,096
TOTAL INFORMATION TECHNOLOGY		1,752,224
MATERIALS - 3.5%
Chemicals - 1.2%
Albemarle Corp.	1,531,051	37,281
Arkema sponsored ADR	435,800	9,936
Chemtura Corp.	11,256,977	19,475
FMC Corp.	195,100	8,495
Georgia Gulf Corp.	554,283	1,275
H.B. Fuller Co.	1,591,724	28,126
Lubrizol Corp.	216,700	8,144
Solutia, Inc. (a)	985,378	9,499
W.R. Grace & Co. (a)	1,474,145	13,282
		135,513
Construction Materials - 0.1%
Vulcan Materials Co.	162,500	8,821
Containers & Packaging - 1.4%
Ball Corp.	1,521,290	52,028
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - continued
Owens-Illinois, Inc. (a)	3,433,254	$ 78,553
Rock-Tenn Co. Class A	719,311	21,874
		152,455
Metals & Mining - 0.8%
Alcoa, Inc. (d)	2,515,240	28,950
Barrick Gold Corp.	695,500	15,896
Eldorado Gold Corp. (a)	846,400	3,496
Goldcorp, Inc.	195,100	3,647
Lihir Gold Ltd. (a)	6,169,928	7,695
Newcrest Mining Ltd.	954,136	13,109
Newmont Mining Corp.	320,386	8,439
Randgold Resources Ltd. sponsored ADR	481,466	14,930
		96,162
TOTAL MATERIALS		392,951
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.7%
Cincinnati Bell, Inc. (a)	6,247,695	14,932
Qwest Communications International, Inc.	19,843,584	56,753
Telefonica SA	119,200	2,207
Telenor ASA	216,800	1,294
Vimpel Communications sponsored ADR	162,600	2,358
		77,544
Wireless Telecommunication Services - 0.2%
Sprint Nextel Corp.	7,547,600	23,624
TOTAL TELECOMMUNICATION SERVICES		101,168
UTILITIES - 7.7%
Electric Utilities - 5.5%
Allegheny Energy, Inc.	3,156,163	95,158
American Electric Power Co., Inc.	1,611,500	52,583
Edison International	2,055,280	73,147
Entergy Corp.	1,369,460	106,886
Exelon Corp.	687,650	37,298
FirstEnergy Corp.	1,437,400	74,975
FPL Group, Inc.	1,261,600	59,598
PPL Corp.	3,635,732	119,325
		618,970
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 1.4%
AES Corp. (a)	3,282,100	$ 26,158
Constellation Energy Group, Inc.	948,959	22,974
NRG Energy, Inc. (a)(d)	3,572,000	83,049
Reliant Energy, Inc. (a)	5,082,983	26,686
		158,867
Multi-Utilities - 0.8%
CMS Energy Corp.	1,845,600	18,917
Public Service Enterprise Group, Inc.	2,657,200	74,800
		93,717
TOTAL UTILITIES		871,554
TOTAL COMMON STOCKS (Cost $17,548,926)		10,957,677
Preferred Stocks - 1.0%

Convertible Preferred Stocks - 0.9%
FINANCIALS - 0.8%
Capital Markets - 0.1%
Legg Mason, Inc. 7.00%	446,200	9,964
Commercial Banks - 0.6%
Fifth Third Bancorp 8.50%	185,600	18,605
Huntington Bancshares, Inc. 8.50%	44,300	40,756
KeyCorp Series A, 7.75%	46,300	4,445
UCBH Holdings, Inc. Series B, 8.50%	7,300	9,101
		72,907
Diversified Financial Services - 0.1%
CIT Group, Inc. Series C, 8.75%	615,800	12,870
TOTAL FINANCIALS		95,741
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Mylan, Inc. 6.50%	16,800	9,570
TOTAL CONVERTIBLE PREFERRED STOCKS		105,311
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Fiat SpA	1,191,051	$ 5,309
TOTAL PREFERRED STOCKS (Cost $144,420)		110,620
Investment Companies - 0.2%

Ares Capital Corp. (Cost $48,513)	2,914,585	22,909
Convertible Bonds - 0.2%
Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Ford Motor Co. 4.25% 12/15/36(Cost $57,336)	$ 84,740	23,210
Money Market Funds - 5.6%
	Shares
Fidelity Cash Central Fund, 1.81% (b)	106,291,994	106,292
Fidelity Securities Lending Cash Central Fund, 2.67% (b)(c)	528,135,610	528,136
TOTAL MONEY MARKET FUNDS (Cost $634,428)		634,428
TOTAL INVESTMENT PORTFOLIO - 104.5% (Cost $18,433,623)		11,748,844
NET OTHER ASSETS - (4.5)%		(505,650)
NET ASSETS - 100%		$ 11,243,194
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,769,000 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 7,086
Fidelity Securities Lending Cash Central Fund	15,842
Total	$ 22,928
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ACCO Brands Corp.	$ 67,487	$ 20,059	$ -	$ -	$ 12,722
Alpharma, Inc. Class A	69,563	-	75,765	-	-
Ares Capital Corp.	32,105	35,864	20,422	4,545	-
Arrow Electronics, Inc.	144,628	75,487	-	-	104,931
Asbury Automotive Group, Inc.	38,002	-	-	1,866	6,738
Briggs & Stratton Corp.	58,609	-	-	2,291	41,034
Brunswick Corp.	124,160	-	-	3,339	19,311
Con-way, Inc.	75,603	39,841	-	976	92,865
Consolidated Graphics, Inc.	-	39,153	-	-	10,524
Cott Corp.	26,523	-	9,888	-	-
Dycom Industries, Inc.	110,347	2,858	-	-	36,380
Ethan Allen Interiors, Inc.	63,888	21,135	-	2,406	50,456
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fairchild Semiconductor International, Inc.	$ 154,421	$ 63,939	$ -	$ -	$ 73,451
Foundation Coal Holdings, Inc.	105,348	5,073	136,734	380	-
Group 1 Automotive, Inc.	48,124	-	-	868	15,576
Intermec, Inc.	145,508	-	125,925	-	-
Liz Claiborne, Inc.	152,323	13,341	-	1,290	50,436
Macquarie Infrastructure Co. LLC	37,909	40,520	-	3,334	25,044
MGI Pharma, Inc.	137,620	-	163,711	-	-
OfficeMax, Inc.	122,042	15,351	-	2,653	36,378
Pier 1 Imports, Inc.	-	24,206	-	-	7,356
Polaris Industries, Inc.	96,993	-	86,699	1,499	-
Standard Microsystems Corp.	52,581	-	-	-	24,282
The Brink's Co.	207,248	-	108,689	1,119	-
Williams-Sonoma, Inc.	136,453	61,468	-	2,924	59,923
Winnebago Industries, Inc.	61,106	6,112	-	1,138	17,252
Total	$ 2,268,591	$ 464,407	$ 727,833	$ 30,628	$ 684,659
Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $155,175,000 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2008

Assets
Investment in securities, at value (including securities loaned of $532,213) - See accompanying schedule: Unaffiliated issuers (cost $15,855,461)	$ 10,429,757
Fidelity Central Funds (cost $634,428)	634,428
Other affiliated issuers (cost $1,943,734)	684,659
Total Investments (cost $18,433,623)		$ 11,748,844
Cash		338
Receivable for investments sold		39,090
Receivable for fund shares sold		17,606
Dividends receivable		13,324
Interest receivable		1,351
Distributions receivable from Fidelity Central Funds		2,180
Prepaid expenses		6
Other receivables		314
Total assets		11,823,053

Liabilities
Payable for investments purchased	$ 29,934
Payable for fund shares redeemed	14,579
Accrued management fee	3,563
Other affiliated payables	3,229
Other payables and accrued expenses	418
Collateral on securities loaned, at value	528,136
Total liabilities		579,859

Net Assets		$ 11,243,194
Net Assets consist of:
Paid in capital		$ 17,923,507
Undistributed net investment income		168,944
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(164,450)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(6,684,807)
Net Assets		$ 11,243,194

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	October 31, 2008

Value: Net Asset Value, offering price and redemption price per share ($11,066,193 ÷ 252,747 shares)	$ 43.78

Class K: Net Asset Value, offering price and redemption price per share ($177,001 ÷ 4,039 shares)	$ 43.82

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended October 31, 2008

Investment Income
Dividends (including $30,628 earned from other affiliated issuers)		$ 310,311
Interest		725
Income from Fidelity Central Funds		22,928
Total income		333,964

Expenses
Management fee Basic fee	$ 100,741
Performance adjustment	(6,131)
Transfer agent fees	39,101
Accounting and security lending fees	1,786
Custodian fees and expenses	332
Independent trustees' compensation	82
Depreciation in deferred trustee compensation account	(3)
Registration fees	191
Audit	112
Legal	100
Interest	10
Miscellaneous	689
Total expenses before reductions	137,010
Expense reductions	(785)	136,225
Net investment income (loss)		197,739
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(291,023)
Other affiliated issuers	113,163
Investments not meeting investment restrictions	(679)
Foreign currency transactions	(249)
Payment from investment advisor for loss on investment not meeting investment restrictions	679
Total net realized gain (loss)		(178,109)
Change in net unrealized appreciation (depreciation) on: Investment securities	(10,166,949)
Assets and liabilities in foreign currencies	(27)
Total change in net unrealized appreciation (depreciation)		(10,166,976)
Net gain (loss)		(10,345,085)
Net increase (decrease) in net assets resulting from operations		$ (10,147,346)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2008	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 197,739	$ 154,774
Net realized gain (loss)	(178,109)	1,959,508
Change in net unrealized appreciation (depreciation)	(10,166,976)	756,679
Net increase (decrease) in net assets resulting from operations	(10,147,346)	2,870,961
Distributions to shareholders from net investment income	(140,083)	(115,709)
Distributions to shareholders from net realized gain	(1,773,556)	(1,258,330)
Total distributions	(1,913,639)	(1,374,039)
Share transactions - net increase (decrease)	746,104	3,908,247
Total increase (decrease) in net assets	(11,314,881)	5,405,169

Net Assets
Beginning of period	22,558,075	17,152,906
End of period (including undistributed net investment income of $168,944 and undistributed net investment income of $133,707, respectively)	$ 11,243,194	$ 22,558,075

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Value

Years ended October 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 89.60	$ 83.82	$ 75.61	$ 68.71	$ 57.91
Income from Investment Operations
Net investment income (loss) B	.75	.64	.61	.43	.24
Net realized and unrealized gain (loss)	(38.92)	11.79	13.17	10.34	10.84
Total from investment operations	(38.17)	12.43	13.78	10.77	11.08
Distributions from net investment income	(.56)	(.56)	(.43)	(.16)	(.23)
Distributions from net realized gain	(7.09)	(6.09)	(5.14)	(3.71)	(.05)
Total distributions	(7.65)	(6.65)	(5.57)	(3.87)	(.28)
Net asset value, end of period	$ 43.78	$ 89.60	$ 83.82	$ 75.61	$ 68.71
Total Return A	(46.34)%	15.82%	19.01%	16.13%	19.21%
Ratios to Average Net Assets C, E
Expenses before reductions	.76%	.70%	.67%	.73%	.95%
Expenses net of fee waivers, if any	.76%	.70%	.67%	.73%	.95%
Expenses net of all reductions	.76%	.69%	.66%	.72%	.93%
Net investment income (loss)	1.10%	.74%	.76%	.58%	.37%
Supplemental Data
Net assets, end of period (in millions)	$ 11,066	$ 22,558	$ 17,153	$ 13,040	$ 8,902
Portfolio turnover rate D	50%	44%	36%	29%	40%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Year ended October 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 72.61
Income from Investment Operations
Net investment income (loss) D	.25
Net realized and unrealized gain (loss)	(29.04)
Total from investment operations	(28.79)
Net asset value, end of period	$ 43.82
Total Return B, C	(39.65)%
Ratios to Average Net Assets E, H
Expenses before reductions	.60% A
Expenses net of fee waivers, if any	.60% A
Expenses net of all reductions	.60% A
Net investment income (loss)	1.17% A
Supplemental Data
Net assets, end of period (in millions)	$ 177
Portfolio turnover rate F	50%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2008

(Amounts in thousands except ratios)

1. Organization.

Fidelity Value Fund (the Fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. On January 17, 2008, the Board of Trustees of the Fund approved the creation of an additional class of shares. The Fund commenced sale of Class K shares and the existing class was designated Value on May 9, 2008. The fund offers Value and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Annual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS). Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 439,394
Unrealized depreciation	(7,133,425)
Net unrealized appreciation (depreciation)	(6,694,031)
Capital loss carryforward	(155,175)

Cost for federal income tax purposes	$ 18,442,875

The tax character of distributions paid was as follows:

	October 31, 2008	October 31, 2007
Ordinary Income	$ 140,083	$ 115,709
Long-term Capital Gains	1,773,556	1,258,330
Total	$ 1,913,639	$ 1,374,039

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $9,027,841 and $10,019,737, respectively.

The Fund realized a loss on the sale of an investment not meeting the investment restrictions of the Fund. The loss was fully reimbursed by the Fund's investment advisor.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Value as compared to an appropriate benchmark index. For the period, the

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

total annual management fee rate, including the performance adjustment, was .53% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of Value and asset-based fees of .05% of average net assets for Class K. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the transfer agent for Value shares. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Value	$ 39,093.22
Class K	8	.05*
Total	$ 39,101

* Annualized

Accounting and Security Lending Fees. FSC, an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $115 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 41,662	4.50%	$ 10

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $37 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $15,842.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Value's operating expenses. During the period, this reimbursement reduced the class' expenses by $13.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $153 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized

Annual Report

9. Expense Reductions - continued

as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $16. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Value	$ 603

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 30% of the total outstanding shares of the fund.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $564, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2008	2007
From net investment income
Value	$ 140,083	$ 115,709
From net realized gain
Value	$ 1,773,556	$ 1,258,330

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2008 A	2007	2008 A	2007
Value
Shares sold	55,280	78,675	$ 3,772,797	$ 6,749,376
Conversion to Class K	(4,127)	-	(218,559)	-
Reinvestment of distributions	23,834	16,752	1,855,500	1,333,929
Shares redeemed	(73,997)	(48,316)	(4,878,232)	(4,175,058)
Net increase (decrease)	990	47,111	$ 531,506	$ 3,908,247
Class K
Shares sold	77	-	$ 3,716	$ -
Conversion from Value	4,125	-	218,559	-
Shares redeemed	(163)	-	(7,677)	-
Net increase (decrease)	4,039	-	$ 214,598	$ -

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Capital Trust and the Shareholders of Fidelity Value Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Value Fund (a fund of Fidelity Capital Trust) at October 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Value Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 23, 2008

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 220 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 379 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1978

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (60)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Alan J. Lacy (55)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Ned C. Lautenbach (64)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (64)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-
2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (64)

Year of Election or Appointment: 2005

Ms. Small is a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College and as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy. In addition, she served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (69)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President (1993-2000; 2002-
2003), CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, he is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (59)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (58)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-
present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Advisory Board Member and Executive Officers**:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (39)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-
2004).

Walter C. Donovan (46)

Year of Election or Appointment: 2007

Vice President of Fidelity's Equity Funds. Mr. Donovan also serves as President of FMR and FMR Co., Inc., and Executive Vice President of Fidelity Investments Money Management, Inc. (2007-present). Previously, Mr. Donovan served as Executive Vice President of FMR and FMR Co., Inc. (2005-2007) and Senior Vice President of FMR (2003-2005) and FMR Co., Inc. (2004-2005).

Bruce T. Herring (43)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Group Chief Investments Officer of FMR. Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds.

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

John B. McGinty, Jr. (46)

Year of Election or Appointment: 2008

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. McGinty is an employee of Fidelity Investments (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Kenneth A. Rathgeber (61)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-
present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present).

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)
Year of Election or Appointment: 2004 Assistant Treasurer of the Fidelity funds. Mr. Lydecker is an employee of Fidelity Investments.
Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	23,119,124,829.71	94.630
Withheld	1,311,945,572.61	5.370
TOTAL	24,431,070,402.32	100.000
Dennis J. Dirks
Affirmative	23,264,895,678.33	95.227
Withheld	1,166,174,723.99	4.773
TOTAL	24,431,070,402.32	100.000
Edward C. Johnson 3d
Affirmative	23,048,702,160.33	94.342
Withheld	1,382,368,241.99	5.658
TOTAL	24,431,070,402.32	100.000
Alan J. Lacy
Affirmative	23,227,703,560.69	95.074
Withheld	1,203,366,841.63	4.926
TOTAL	24,431,070,402.32	100.000
Ned C. Lautenbach
Affirmative	23,204,734,087.83	94.980
Withheld	1,226,336,314.49	5.020
TOTAL	24,431,070,402.32	100.000
Joseph Mauriello
Affirmative	23,241,851,999.48	95.132
Withheld	1,189,218,402.84	4.868
TOTAL	24,431,070,402.32	100.000
Cornelia M. Small
Affirmative	23,238,535,444.69	95.119
Withheld	1,192,534,957.63	4.881
TOTAL	24,431,070,402.32	100.000
William S. Stavropoulos
Affirmative	23,115,529,078.86	94.615
Withheld	1,315,541,323.46	5.385
TOTAL	24,431,070,402.32	100.000
	# of Votes	% of Votes
David M. Thomas
Affirmative	23,252,717,495.51	95.177
Withheld	1,178,352,906.81	4.823
TOTAL	24,431,070,402.32	100.000
Michael E. Wiley
Affirmative	23,205,390,737.79	94.983
Withheld	1,225,679,664.53	5.017
TOTAL	24,431,070,402.32	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	18,156,725,598.66	74.318
Against	4,525,430,963.48	18.523
Abstain	1,194,721,132.34	4.890
Broker Non-Votes	554,192,707.84	2.269
TOTAL	24,431,070,402.32	100.000
PROPOSAL 4

For Fidelity Value Fund, a shareholder proposal concerning "oversight procedures to screen out investments in companies that, in the judgement of the Board, substantially contribute to genocide, patterns of extraordinary and egregious violations of human rights, or crimes against humanity."

	# of Votes	% of Votes
Affirmative	2,774,086,002.08	26.226
Against	6,910,167,072.69	65.327
Abstain	615,747,310.51	5.822
Broker Non-Votes	277,754,578.20	2.625
TOTAL	10,577,754,963.48	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Value Fund

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (Japan) Inc. and Fidelity Management & Research (Hong Kong) Limited, as well as amendments to the fund's agreement with Fidelity Management & Research (U.K.) Inc.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board further considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. (The fund did not offer Class K as of December 31, 2007.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Annual Report

Fidelity Value Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the second quartile for the one-year period and the first quartile for the three- and five-year periods. The Board also stated that the investment performance of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how the fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Annual Report

Fidelity Value Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Furthermore, the Board considered that shareholders approved a prospective change in the index used to calculate the fund's performance adjustment, beginning December 1, 2002. The Board also considered that, because the performance adjustment is based on a rolling 36-month measurement period, during a transition period the fund's performance is compared to a blended index return that reflects the performance of the former index for the portion of the measurement period prior to December 1, 2002 and the performance of the current index for the remainder of the measurement period. The Board noted that the fund's performance adjustments for 2003 through 2005 shown in the chart above reflect the effect of using the blended index return to calculate the fund's performance adjustment.

In connection with the renewal of the fund's management contract, the Board also approved non-material amendments to the fund's management contract to clarify certain provisions regarding the calculation of the fund's performance adjustment.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked below its competitive median for 2007.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures and rationale for recommending different fees among categories of funds; and (vi) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments
Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

VAL-K-UANN-1208
1.863246.100

Item 2. Code of Ethics

As of the end of the period, October 31, 2008, Fidelity Capital Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Small Cap Independence Fund and Fidelity Stock Selector (the "Funds"):

Services Billed by Deloitte Entities

October 31, 2008 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Small Cap Independence Fund	$42,000	$-	$4,500	$-
Fidelity Stock Selector	$51,000	$-	$4,500	$-

October 31, 2007 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Small Cap Independence Fund	$48,000	$-	$4,200	$-
Fidelity Stock Selector	$52,000	$-	$4,200	$-

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Capital Appreciation Fund, Fidelity Disciplined Equity Fund, Fidelity Focused Stock Fund, and Fidelity Value Fund (the "Funds"):

Services Billed by PwC

October 31, 2008 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Capital Appreciation Fund	$74,000	$-	$4,700	$7,200
Fidelity Disciplined Equity Fund	$74,000	$-	$3,900	$10,800
Fidelity Focused Stock Fund	$38,000	$-	$3,900	$1,500
Fidelity Value Fund	$89,000	$-	$4,700	$15,000

October 31, 2007 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Capital Appreciation Fund	$85,000	$-	$3,800	$7,300
Fidelity Disciplined Equity Fund	$78,000	$-	$2,900	$7,200
Fidelity Focused Stock Fund	$41,000	$-	$2,900	$1,300
Fidelity Value Fund	$111,000	$-	$3,800	$14,900

A Amounts may reflect rounding.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	October 31, 2008A	October 31, 2007A
Audit-Related Fees	$745,000	$ -
Tax Fees	$-	$-
All Other Fees	$-	$-B

A Amounts may reflect rounding.

B Reflects current period presentation.

Services Billed by PwC

	October 31, 2008A	October 31, 2007A
Audit-Related Fees	$2,110,000	$-
Tax Fees	$-	$-
All Other Fees	$185,000	$275,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	October 31, 2008 A	October 31, 2007 A
PwC	$3,040,000	$2,045,000
Deloitte Entities	$1,395,000	$675,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Independence Standards Board Standard No. 1, regarding their independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The Fidelity fund's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Capital Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 2, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 2, 2009